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As Filed with the Securities and Exchange Commission on April 25, 2003

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REGISTRATION NO. 333-74972
811-05846

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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POST-EFFECTIVE AMENDMENT NO. 3

AND

AMENDMENT NO 54

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TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK

WELLESLEY HILLS, MASSACHUSETTS 02481

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ONE SUN LIFE EXECUTIVE PARK

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN E. BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400 EAST

WASHINGTON, D.C. 20007-0805

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IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

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/ / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

/x/ ON MAY 1, 2003 PURSUANT TO PARAGRAPH (b) OF RULE 485

/ / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

/ / ON (Date) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

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PART A

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PROSPECTUS

MAY 1, 2003

MFS REGATTA FLEX II

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

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You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following series of the MFS/Sun Life Series Trust (the "Funds"). The MFS/Sun Life Series Trust (the "Series Fund") is a fund advised by our affiliate, Massachusetts Financial Services Company.
Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds
MFS/Sun Life Global Asset Allocation- S Class	MFS/ Sun Life Mid Cap Value - S Class
MFS/Sun Life Global Total Return - S Class	Mid-Cap Growth Equity Funds
MFS/ Sun Life International Value - S Class	MFS/ Sun Life Mid Cap Growth - S Class
MFS/ Sun Life Strategic Value - S Class	Small-Cap Growth Equity Funds
MFS/Sun Life Total Return - S Class	MFS/ Sun Life New Discovery - S Class
MFS/ Sun Life Value - S Class	Large-Cap Growth Sector Equity Funds
Large-Cap Blend Equity Funds	MFS/ Sun Life Global Telecommunications
MFS/ Sun Life Capital Opportunities - S Class	- S Class
MFS/ Sun Life Massachusetts Investors Trust	MFS/ Sun Life Technology - S Class
- S Class	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Research - S Class	MFS/ Sun Life Utilities - S Class
MFS/ Sun Life Research Growth and Income - S Class	High Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Bond - S Class
MFS/ Sun Life Capital Appreciation - S Class	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Emerging Growth - S Class	High Quality Long-Term Bond Funds
MFS/ Sun Life Emerging Markets Equity - S Class	MFS/ Sun Life Global Governments - S Class
MFS/ Sun Life Global Growth - S Class	Low-Quality Intermediate-Term Bond Fund
MFS/ Sun Life International Growth - S Class	MFS/ Sun Life High Yield - S Class
MFS/ Sun Life Managed Sectors - S Class	MFS/ Sun Life Strategic Income - S Class
MFS/ Sun Life Massachusetts Investors Growth	Money Market Fund
Stock - S Class	MFS/ Sun Life Money Market - S Class
MFS/ Sun Life Research International - S Class
MFS/ Sun Life Strategic Growth - S Class

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The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Series Fund prospectus carefully before investing and keep them for further reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2003 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 49 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

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TABLE OF CONTENTS

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SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Regatta Flex II Variable and Fixed Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing optional death benefit riders.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments in one or more of the Sub-Accounts of the Variable Account, each of which invests in a corresponding Fund of the Series Fund. The MFS/Sun Life Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

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Fees and Expenses

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The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.30% of the average daily value of the Contract invested in the Variable Account (1.50% if you are age 76 or older on the Issue Date). We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% in the first Account Year and declines to 0% after four years.

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.20% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider you elected.

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In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, depending upon which Fund(s) you have selected.

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In addition to the Regatta Flex II Variable and Fixed Annuity, the Company offers a variety of other contracts with different features and charges. Some of which may be lower than the charges accessed under this Contract.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of a several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the Maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Optional Living Benefit Rider: Secured Returns Benefit

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The Secured Returns Benefit guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. This Benefit may not be available in your state.

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Death Benefit

If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. The amount of the death benefit depends upon your age at issue and whether you choose the basic death benefit or, for a fee, an optional death benefit rider. The basic death benefit will pay the greatest of your Account Value, your cash Surrender Value (the amount payable on full surrender of your Contract), or your total Purchase Payments (adjusted for withdrawals), all calculated as of your Death Benefit Date. Subject to availability in your state, you may enhance your basic death benefit by electing one of the optional death benefit riders. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Open Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. During the first four Account Years, this "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments made. All other amounts are subject to the withdrawal charge. After the end of the fourth Account Year, any amount you withdraw is free of withdrawal charges. In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may be subject to a Market Value Adjustment (see "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you, depending upon the laws of your state, either the full amount of all your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:
Sun Life Assurance Company of Canada (U.S.)
P. O. Box 9133
Wellesley Hills, Massachusetts 02481
Toll Free (800) 752-7215

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Transfer Fee (currently $0):	$15**
*	Number of Account Years Since Issue Date	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	6%
	4 or more	0%

During the first four Account Years, a portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after your Account fourth Account Anniversary, any amount withdrawn is free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.50%**

Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.65%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Maximum Charge for Optional Living Benefit Rider:	0.40%****

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.30%****
*	The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Account Anniversary. (See "Account Fee.")

**

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.30% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge and the administrative expenses charge will never be greater than 1.45% of average daily net Variable Account assets, regardless of your age on the Issue Date. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:
Riders Elected	% of Average Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%
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If you elect the Optional Living Benefit Rider with the EEB Premier rider, we will assess your Contract the maximum annual charge of 0.65% of your average daily net assets. In this case, there will be no separate charge for the optional death benefit rider. If you elect the Optional Living Benefit Rider with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. In either case, we will continue to deduct this annual charge until you annuitize your Contract or your Optional Living Benefit Rider expires or is revoked. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

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Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)	0.82%	8.30%*
*

The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.82% and 1.51%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

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THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:

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1 year	3 years	5 years	10 years

$1,122	$2,994	$4,251	$7,958

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(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:

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1 year	3 years	5 years	10 years

$393	$2,435	$4,251	$7,958

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The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (''Variable Accumulation Units'') is included in the back of this Prospectus as Appendix J. -

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing an optional death benefit riders and paying an additional charge for the optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity might not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that required by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.

The Series Fund is composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in series (each, a "Fund"), each corresponding to one of the portfolios. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.

Each Fund pays fees to MFS, as its investment adviser, for services rendered pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements is solely that of MFS. We undertake no obligation in this regard.

MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between the Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Series Fund also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the Series Fund and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the accompanying current Series Fund prospectus. You should read the Series Fund prospectus carefully before investing. The statement of additional information of the Series Fund is available by calling (800) 752-7215.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Covered Person dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available investment options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract, the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional death benefit riders. See "Contract Charges".

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. Each new allocation to a Guarantee Period must be at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege").

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the Money Market Sub-Account.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation to a Guarantee Period 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Account Year;

o	The amount transferred from a Sub-Account must be at least $1,000, unless you are transferring your entire balance in that Sub-Account;

o	Your Account Value remaining in a Sub-Account must be at least $1,000;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	At least 30 days must elapse between transfers;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

o	The total number of Sub-Accounts and Guarantee Periods within an Account may not exceed 18 over the lifetime of the Contract; and

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Programs. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns Benefit. (See "Optional Living Benefit Rider:  Secured Returns Benefit.")

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Market Timers

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.

In addition, a Fund has reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in MFS' judgment, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative service fee, or the annual Account Fee; credit additional amounts; grant special Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These asset allocation models, as well as the terms and conditions of asset allocation program, are fully described in a separate brochure. We may add or delete such programs in the future.

If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing an asset allocation program, you thereby authorize us to automatically reallocate your investment options, as determined by the terms of the Asset Allocation Program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program or choose a different model.

     Systematic Withdrawal Program

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program.

Under this program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program may be subject to surrender charges or a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult your tax adviser before choosing this option.

You may change or stop this program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Secured Futures

Under the Secured Futures Program, we divide your Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: we start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we calculate and then add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

The "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments you have made. After the fourth Account Anniversary, any amount you withdraw is free of withdrawal charges.

The "free withdrawal amount" that you do not use in an Account Year is not cumulative. In other words, it will not be carried forward or available for use in future Account Years.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any Account Year will never be more than the total of all Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all Payments not previously withdrawn, is not subject to the withdrawal charge.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the amount you withdraw by a percentage. As set forth below, the percentage decreases according to the number of complete Account Years since your Issue Date. After your fourth Account Anniversary, any amount you withdraw is free of withdrawal charges.

Number of
Account Years
Since Your	Withdrawal
Issue Date	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4 or more	0%

The withdrawal charge will never be greater than 8% of the excess of your Account Value over the "free withdrawal amount," as defined above.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals not Subject to Withdrawal Charge

     Nursing Home Waivers

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
o	at least one year has passed since your Issue Date, and

o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state.

o	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and
b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase.

The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Account Year; or

o	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.30% if you are age 75 or younger on the Open Date (1.50% if you are age 76 or older on the Open Date). If your initial Purchase Payments or Account Value exceed $1 million on your Account Anniversary, an amount equal to 0.15% of your Account Value will be credited to your Account on that date and on every subsequent Account Anniversary during the Accumulation Phase (This credit is paid out of our general account and is the result of cost savings realized on larger sized Contracts.) The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

Charges For Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

% of Average
Rider(s) You Elect*	Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

                       *As defined below under "Optional Death Benefits."

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a tax adviser to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS BENEFIT

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The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. The Benefit may not be available in your state.

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If you elect the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect the Secured Returns Benefit, you are automatically enrolled in the AB Plan. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Account Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Tax Issues

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of the Secured Returns Benefit might increase the taxable portion of any withdrawal you make from the Contract.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Return Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in the Secured Returns Benefit.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Account Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Account Year in which it was made, as follows:
Account Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in Appendix I. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns Benefit.") Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 in Appendix I.

Availability

The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may not combine the Benefit with any optional death benefit rider other than the EEB Premier rider.

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Cost of the Benefit

If you elect the Secured Returns Benefit with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. If you elect the Secured Returns Benefit with the EEB Premier rider, we will assess your Contract an annual charge of 0.65% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge. (See "Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit.")

Withdrawals Under the Secured Returns Benefit

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

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In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 in Appendix I.)

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Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 in Appendix I.)

You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 in Appendix I.

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically canceled.

Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been canceled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary. After your 7th Account Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be canceled and the cost of such rider (0.25% of your average daily Account Value) will remain.

Revocation of the Secured Returns Benefit

Anytime after your 7th Account Anniversary, the Secured Returns Benefit may be revoked. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elect the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be revoked and the charge of the rider (0.25% of your average daily Account Value) will continue.

Renewal of the Secured Returns Benefit

If you elected to participate in the AB Plan and you remained in the Plan for the entire 10-year period, you may elect to renew your participation in the Secured Returns Benefit, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns Benefit to new Owners. If we do so, renewals will no longer be available.

If you elected to participate in the WB Plan during your initial 10-year period, you may not renew your participation in the Secured Returns Benefit.

Participant's Death Under the AB Plan

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Account Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

Participant's Death Under the WB Plan

If you (as Participant) die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance " under "DEATH BENEFIT.") In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Certificate, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of the Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Open Date, the death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	Your total Adjusted Purchase Payments (i.e., Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one of the following optional death benefit riders. You must make your election on or before the date on which or before your Contract becomes effective. You will pay a charge for the optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The Riders are available only if you are younger than 80 on your Open Date. The optional death benefit election may not be changed after the Contract's Issue Date. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under basic death benefit (above), or

o

your Highest Account Value on any Account Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments, partial withdrawals and charges made between that Account Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Account Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Account Year ending on that Account Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Account Anniversary Value.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under basic death benefit (above), or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or

o	the day the death benefit amount under this rider equals twice the sum of your Adjusted Purchase Payments.

     Earnings Enhancement Benefit Premier ("EEB Premier") Rider

If you elect this EEB Premier Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier amount." Calculated as of the Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with MAV ("EEB Premier with MAV") Rider

If you elect this EEB Premier with MAV Rider, your death benefit will be the amount payable under the MAV Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with 5% Roll-Up ("EEB Premier with 5% Roll-Up") Rider

If you elect this EEB Premier with 5% Roll-Up Rider, your death benefit will be the amount payable under the 5% Roll-Up Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier Plus ("EEB Premier Plus") Rider

If you elect this EEB Premier Plus Rider, your death benefit will be the amount under the basic death benefit, PLUS the "EEB Premier Plus amount." Calculated as of the Death Benefit Date, the "EEB Premier Plus amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier Plus amount" will be 75% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 150% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the 12 months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier Plus amount" will be 35% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 60% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier Plus amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier Plus amount."

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Sub-Account (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate or the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals (see "Withdrawals, Withdrawal Charge and Market Value Adjustment").

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the second month following your Issue Date.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8 and 9-year periods certain are not available if your Account has been issued within the past 4 years.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.45% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value.

If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive an eligible rollover distribution from a Qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over some or all that distribution to another eligible plan, the portion of such distribution that is rolled over will not be includible in your income. However, any eligible rollover distribution will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover.

An "eligible rollover distribution" is any distribution to you of all or any portion of the balance to the credit of your account, other than:
o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if and when they may be promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account to the extent necessary to comply with any such guidelines, but cannot assure that such modifications would satisfy any retroactive guidelines.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, and (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

     Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If and when we make Contracts available for use with Roth IRAs, we will provide any necessary information.

     Impact of Optional Death Benefit and Secured Returns Benefit Riders

Qualified Contracts.  Under the Code, IRAs may not invest in life insurance policies. Regulations issued by the Treasury Department provide that death benefits under IRAs do not violate this rule, provided that the death benefit is no more than the greater of the total premiums paid (net of prior withdrawals) or the cash value of the IRA.

In certain circumstances, the death benefit payable under the Contract's Optional Death Benefit Riders may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Contract.

You should consult a qualified tax adviser before adding any of the Optional Death Benefit Riders to your Contract if it is an IRA.

If your Contract is an IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 701/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by a life expectancy factor.

Because of IRS Notice 2003-2, the 12/31 account balance is currently "the dollar amount credited to the participant or beneficiary under the annuity contract without regard to the actuarial value of any other benefits (such as minimum survivor benefits) that will be provided under the contract." It is possible that the IRS will not make this account balance definition part of its final regulations and will instead require that the dollar amount credited under the annuity be increased by the actuarial value of contractual benefits such as the optional riders. If this occurs, your election of an optional rider could cause your RMD amount to be higher than it would be without such an election.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is not an IRA or TSA annuity and it is invested under a qualified retirement plan or an IRA account, the qualified plan or IRA account will be subject to RMD requirements and the Contract, as an asset of the qualified plan or IRA account, may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under the Secured Returns Benefit, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the Secured Returns Benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the Secured Returns Benefit, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. (See Withdrawals under the Secured Returns Benefit.) This reduction could significantly reduce the value of the Secured Returns Benefit to you.

Prior to electing to participate in (or, if applicable, prior to renewing your participation in) the Secured Returns Benefit, you should consult with a tax advisor as to the possible effect of RMD distributions on the benefits that might otherwise be available under the Secured Returns Benefit.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of the Secured Returns Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns Benefit), you should consult with a tax advisor as to the meaning of "cash value."

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax adviser.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." The Contracts were first offered in 2002. During 2002, approximately $24, 872 in commissions was paid to and retained by Clarendon in connection with the distribution of the Contracts.

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the available Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2002 filed with the SEC pursuant to Section 13 (a) or 15 (d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the fire jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2002 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data
Advertising and Sales Literature
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Accountants
Financial Statements


This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2003 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
MFS Regatta Flex II Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name        ________________________________________________

Address   _________________________________________________

                  _________________________________________________

City           ______________________   State ______   Zip ___________

Telephone _________________________________________________


APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable

Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

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*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there is more than one Participant of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

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BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE," "US," "SUN LIFE"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the "Date of Coverage" in the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used as described under "Calculating the Death Benefit."

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SERIES FUND: MFS/Sun Life Series Trust.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," "Participant," and/or "Covered Person" as those terms are identified in the Contract.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

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APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
				Payment
		Hypothetical	Free	Subject to	Withdrawal	Withdrawal
	Account	Account	Withdrawal	Withdrawal	Charge	Charge
	Year	Value	Amount	Charge	Percentage	Amount
(a)	1	$41,000	$ 4,000	$37,000	8.00%	$2,960
	2	$44,200	$ 4,000	$40,000	8.00%	$3,200
(b)	3	$47,700	$ 4,000	$40,000	7.00%	$2,800
	4	$51,500	$ 4,000	$40,000	6.00%	$2,400
(c)	5	$55,600	$55,600	$ 0	0.00%	$ 0
	6	$60,000	$60,000	$ 0	0.00%	$ 0
(a)

The free withdrawal amount in any year is equal to 10% of all of the Purchase Payments you have made. In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $4,000.

(b)

In Account Year 3, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The Account Value minus the free withdrawal amount is $47,700 minus $4,000, which equals $43,700; however, the amount subject to a withdrawal charge is capped at the amount of your unliquidated Purchase Payments. Therefore, the amount subject to a withdrawal charge is $40,000, which is the amount of your unliquidated Purchase Payments.

(c)	In Account Year 5, you have passed your fourth Account Anniversary, so no withdrawal charges apply to any withdrawals you make.

Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there is a series of four partial withdrawals made during the fourth Account Year of $3,000, $8,000, $12,000, and $22,000.
							Remaining
	Hypothetical	Free		Amount of			Free
	Account	Withdrawal		Withdrawal			Withdrawal	Hypothetical
	Value	Amount		Subject to	Withdrawal	Withdrawal	Amount	Account
Account	Before	Before	Amount of	Withdrawal	Charge	Charge	After	Value after
Year	Withdrawal	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal	Withdrawal

1	$41,000	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$41,000
2	$44,200	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$44,200
3	$47,700	$4,000	$ 0	$ 0	7.00%	$ 0	$4,000	$47,700
(a)4	$48,200	$4,000	$ 3,000	$ 0	6.00%	$ 0	$1,000	$45,200
(b)4	$46,000	$1,000	$ 8,000	$ 7,000	6.00%	$ 420	$ 0	$38,000
(c)4	$38,250	$ 0	$12,000	$12,000	6.00%	$ 720	$ 0	$26,250
(d)4	$26,650	$ 0	$22,000	$21,000	6.00%	$1,260	$ 0	$ 4,650

Totals			$45,000	$40,000	6.00%	$2,400	$ 0	$ 4,650
(a)

In Account Year 4, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The partial withdrawal amount of $3,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $3,000 was taken, the remaining free withdrawal amount in Account Year 4 is $4,000 - $3,000 = $1,000. Therefore, $1,000 of the $8,000 withdrawal is not subject to a withdrawal charge, and $7,000 is subject to a withdrawal charge. Of the $11,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $7,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $33,000.

(c)

Since $4,000 of the two prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account year 4 is $4,000 - $4,000 = $0. Therefore, the entire $12,000 withdrawal is subject to a withdrawal charge. Of the $23,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $19,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $21,000.

(d)

Since $4,000 of the three prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $4,000 - $4,000 = $0. The amount of unliquidated Purchase Payments remaining before this withdrawal is $21,000. Therefore, $21,000 of the $22,000 withdrawal is taken from Purchase Payments and is subject to a withdrawal charge, and $1,000 of the withdrawal is taken from earnings and is not subject to a withdrawal charge. Of the $45,000 withdrawn to date, $4,000 has been from the free withdrawal amount, $40,000 has been from Purchase Payments, and $1,000 has been from earnings. The amount of unliquidated Purchase Payments is now equal to $0. Note that if the $4,650 remaining balance was withdrawn, it would all be from earnings and not subject to a withdrawal charge. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page.

PART 2 -- Fixed Account -- Examples of the Market Value Adjustment ("MVA")

     The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

     These examples assume the following:
(1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

(2)	The date of surrender is 2 years from the Expiration Date (N = 24).

(3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.

(4)	The interest earned in the current Account Year is $674.16.

(5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

(6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.


Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

    The MVA factor =    [(1 + I) / (1 + J + b)] ^ (N/12) -1

                                  =     [(1 + .06) / (1 + .08)] ^ (24/12) - 1

                                  =     (.981^ 2) -1

                                  =     .963 -1

                                  =  -  .037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

          ($11,910.16 - $674.16) X (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

    The MVA factor         =     [(1 + I) / (1 + J + b)] ^ (N/12) -1

                                          =      [(1 + .06) / (1 + .05)] ^ (24/12) -1

                                          =     (1.010 ^ 2) -1

                                          =     1.019 -1

                                          =     .019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

          ($11,910.16 - $674.16) X .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.


APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:
The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Cash Surrender Value*	=	$ 76,500.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.
The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
Cash Surrender Value*	=	$ 57,000.00
Adjusted Purchase Payments**	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal Divided By Account Value before withdrawal) $100,000.00 x ($60,000.00 Divided By $80,000.00)


APPENDIX D

CALCULATION OF 5% PREMIUM ROLL-UP OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts. No withdrawals are made. The Owner dies in the eighth Account Year. The Account Value on the Death Benefit Date is $135,000, and the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. The calculation of the death benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value *	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

* The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $100,000 = $200,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $150,000 just prior to a $30,000 withdrawal. The Account Value on the Death Benefit Date is $90,000. The calculation of the death benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$ 90,000
Cash Surrender Value	=	$ 90,000
Total of Adjusted Purchase Payments*	=	$ 80,000
5% Premium Roll-Up Value**	=	$112,000
The Death Benefit Amount would therefore	=	$112,000

* Adjusted Purchase Payments can be calculated as follows:

Purchase Payments x (Account Value after withdrawal / Account Value before withdrawal) = $100,000 x ($120,000 / $150,000) = $80,000

** The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $80,000 = $160,000.


APPENDIX E

CALCULATION OF EARNINGS ENHANCEMENT PREMIER OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

-- PLUS --
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$ 100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $135,000 + $15,750 = $150,750.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the owner's 70th birthday.
The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

-- PLUS --
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 29,815
45% of the above amount	=	$ 13,417
Cap of 100% of Adjusted Purchase Payments	=	$ 85,185
The lesser of the above two amounts = the EEB Premier amount	=	$ 13,417

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $115,000 + $13,417 = $128,417.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

** Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal/Account Value before withdrawal) = $100,000 x ($115,000 Divided By $135,000) = $85,185


APPENDIX F

CALCULATION OF EARNINGS ENHANCEMENT PREMIER PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

--PLUS --
The EEB Premier Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
75% of the above amount	=	$ 26,250
Cap of 150% of Adjusted Purchase Payments	=	$150,000
The lesser of the above two amounts = the EEB Premier Plus amount	=	$ 26,250

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier Plus amount = $135,000 + $26,250 = $161,250.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."


APPENDIX G

CALCULATION OF EARNINGS ENHANCEMENT PREMIER WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the owner's 70th birthday. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

--PLUS--
The EEB Premier with MAV amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier with MAV amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Premier with MAV amount = $140,000 + $15,750 = $155,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."


APPENDIX H

CALCULATION OF EARNINGS ENHANCEMENT PREMIER WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 8. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

--PLUS--
The EEB Premier amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Premier amount = $140,000 + $15,750 = $155,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."


APPENDIX I

SECURED RETURNS BENEFIT EXAMPLES

All of the following examples are based upon the assumption you selected the Secured Returns Benefit on or before your Issue Date.

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Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan.

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EXAMPLE 1: Low investment performance; no WB election.
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

o

Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: High investment performance; no WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

o

Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased. If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $200,000 at the cost and terms available to new Owners.

EXAMPLE 3: Low investment performance; WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.
o

On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates and no renewal applies.

EXAMPLE 4: High investment performance; WB election
o	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).
o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.
o	On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.
o	On December 31, 2016, the GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.
o

Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No renewal is available.

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Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Account Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

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EXAMPLE 5: Withdrawals Under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000
o

Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000). Assume you make no more withdrawals or deposits and that your Account Value.

o

On January 1, 2013 is $85,000. Your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.

EXAMPLE 6: Withdrawals Under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

o	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your GLB amount is still $100,000 and your maximum WB amount is still $7,000.
o

Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

o

Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Contract Year, so the maximum WB amount has not yet been exceeded. Your GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Contract Year without exceeding your maximum WB amount for the Contract Year.

o

Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Contract Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) / $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000/12.57).

EXAMPLE 7: Withdrawals with Subsequent Purchase Payments under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.
o	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).
o

Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000 . Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000/$240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

o

Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $154,167 at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals with Subsequent Purchase Payments under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On January 1, 2004, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o

Assume that, on January 6, 2004, you make an additional deposit of $50,000. Your GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

o

Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

o

Assume that, on January 1, 2013, your Account Value equals $0. Your GLB amount will be $48,000, i.e., ($132,000 - ($10,500 x 5 years). Withdrawals will continue until the GLB amount is exhausted. No renewal of the Secured Returns Benefit is available.


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APPENDIX J

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year
Bond S Class - Level 1
2002	$ 10.0000	$ 10.8805	465

Bond S Class - Level 6
2002	10.0000	0	0

Bond Series - Level 1
2002	10.0000	0	0

Bond Series - Level 6
2002	10.0000	0	0

Capital Appreciation S Class - Level 1
2002	10.0000	7.0642	2615

Capital Appreciation S Class - Level 6
2002	10.0000	0	0

Capital Appreciation Series - Level 1
2002	10.0000	0	0

Capital Appreciation Series - Level 6
2002	10.0000	0	0

Capital Opportunities S Class - Level 1
2002	10.0000	6.9468	398

Capital Opportunities S Class - Level 6
2002	10.0000	0	0

Capital Opportunities Series - Level 1
2002	10.0000	0	0

Capital Opportunities Series - Level 6
2002	10.0000	0	0

Emerging Growth S Class - Level 1
2002	10.0000	6.8705	993

Emerging Growth S Class - Level 6
2002	10.0000	0	0

Emerging Growth Series - Level 1
2002	10.0000	0	0

Emerging Growth Series - Level 6
2002	10.0000	0	0

Emerging Markets Equity S Class - Level 1
2002	10.0000	0	0

Emerging Markets Equity S Class - Level 6
2002	10.0000	0	0

Emerging Markets Equity Series - Level 1
2002	10.0000	0	0

Emerging Markets Equity Series - Level 6
2002	10.0000	0	0

Global Asset Allocation S Class - Level 1
2002	10.0000	0	0

Global Asset Allocation S Class - Level 6
2002	10.0000	0	0

Global Asset Allocation Series - Level 1
2002	10.0000	0	0

Global Asset Allocation Series - Level 6
2002	10.0000	0	0

Global Governments S Class - Level 1
2002	10.0000	0	0

Global Governments S Class - Level 6
2002	10.0000	0	0

Global Governments Series - Level 1
2002	10.0000	0	0

Global Governments Series - Level 6
2002	10.0000	0	0

Global Growth S Class - Level 1
2002	10.0000	0	0

Global Growth S Class - Level 6
2002	10.0000	0	0

Global Growth Series - Level 1
2002	10.0000	0	0

Global Growth Series - Level 6
2002	10.0000	0	0

Global Telecommunications S Class - Level 1
2002	10.0000	6.8170	163

Global Telecommunications S Class - Level 6
2002	10.0000	0	0

Global Telecommunications Series - Level 1
2002	10.0000	0	0

Global Telecommunications Series - Level 6
2002	10.0000	0	0

Global Total Return S Class - Level 1
2002	10.0000	0	0

Global Total Return S Class - Level 6
2002	10.0000	0	0

Global Total Return Series - Level 1
2002	10.0000	0	0

Global Total Return Series - Level 6
2002	10.0000	0	0

Government Securities S Class - Level 1
2002	10.0000	10.8339	1588

Government Securities S Class - Level 6
2002	10.0000	0	0

Government Securities Series - Level 1
2002	10.0000	0	0

Government Securities Series - Level 6
2002	10.0000	0	0

High Yield S Class - Level 1
2002	10.0000	10.0385	4863

High Yield S Class - Level 6
2002	10.0000	0	0

High Yield Series - Level 1
2002	10.0000	0	0

High Yield Series - Level 6
2002	10.0000	0	0

International Growth S Class - Level 1
2002	10.0000	8.6020	940

International Growth S Class - Level 6
2002	10.0000	0	0

International Growth Series - Level 1
2002	10.0000	0	0

International Growth Series - Level 6
2002	10.0000	0	0

International Investors Trust S Class - Level 1
2002	10.0000	0	0

International Investors Trust S Class - Level 6
2002	10.0000	0	0

International Investors Trust Series - Level 1
2002	10.0000	0	0

International Investors Trust Series - Level 6
2002	10.0000	0	0

Managed Sectors S Class - Level 1
2002	10.0000	0	0

Managed Sectors S Class - Level 6
2002	10.0000	0	0

Managed Sectors Series - Level 1
2002	10.0000	0	0

Managed Sectors Series - Level 6
2002	10.0000	0	0

Massachusetts Investors Growth Stock S Class - Level 1
2002	10.0000	7.2994	835

Massachusetts Investors Growth Stock S Class - Level 6
2002	10.0000	0	0

Massachusetts Investors Growth Stock Series - Level 1
2002	10.0000	0	0

Massachusetts Investors Growth Stock Series - Level 6
2002	10.0000	0	0

Massachusetts Investors Trust S Class - Level 1
2002	10.0000	7.7411	3012

Massachusetts Investors Trust S Class - Level 6
2002	10.0000	0	0

Massachusetts Investors Trust Series - Level 1
2002	10.0000	0	0

Massachusetts Investors Trust Series - Level 6
2002	10.0000	0	0

Mid Cap Growth S Class - Level 1
2002	10.0000	5.6885	1059

Mid Cap Growth S Class - Level 6
2002	10.0000	0	0

Mid Cap Growth Series - Level 1
2002	10.0000	0	0

Mid Cap Growth Series - Level 6
2002	10.0000	0	0

Mid Cap Value S Class - Level 1
2002	10.0000	0	0

Mid Cap Value S Class - Level 6
2002	10.0000	0	0

Mid Cap Value Series - Level 1
2002	10.0000	0	0

Mid Cap Value Series - Level 6
2002	10.0000	0	0

Money Market S Class - Level 1
2002	10.0000	0	0

Money Market S Class - Level 6
2002	10.0000	0	0

Money Market Series - Level 1
2002	10.0000	0	0

Money Market Series - Level 6
2002	10.0000	0	0

New Discovery S Class - Level 1
2002	10.0000	6.7125	2156

New Discovery S Class - Level 6
2002	10.0000	0	0

New Discovery Series - Level 1
2002	10.0000	0	0

New Discovery Series - Level 6
2002	10.0000	0	0

Research S Class - Level 1
2002	10.0000	0	0

Research S Class - Level 6
2002	10.0000	0	0

Research Series - Level 1
2002	10.0000	0	0

Research Series - Level 6
2002	10.0000	0	0

Research Growth and Income S Class - Level 1
2002	10.0000	0	0

Research Growth and Income S Class - Level 6
2002	10.0000	0	0

Research Growth and Income Series - Level 1
2002	10.0000	0	0

Research Growth and Income Series - Level 6
2002	10.0000	0	0

Research International S Class - Level 1
2002	10.0000	8.6598	386

Research International S Class - Level 6
2002	10.0000	0	0

Research International Series - Level 1
2002	10.0000	0	0

Research International Series - Level 6
2002	10.0000	0	0

Strategic Growth S Class - Level 1
2002	10.0000	7.2459	380

Strategic Growth S Class - Level 6
2002	10.0000	0	0

Strategic Growth Series - Level 1
2002	10.0000	0	0

Strategic Growth Series - Level 6
2002	10.0000	0	0

Strategic Income S Class - Level 1
2002	10.0000	0	0

Strategic Income S Class - Level 6
2002	10.0000	0	0

Strategic Income Series - Level 1
2002	10.0000	0	0

Strategic Income Series - Level 6
2002	10.0000	0	0

Strategic Value S Class - Level 1
2002	10.0000	0	0

Strategic Value S Class - Level 6
2002	10.0000	0	0

Technology S Class - Level 1
2002	10.0000	5.7209	189

Technology S Class - Level 6
2002	10.0000	0	0

Technology Series - Level 1
2002	10.0000	0	0

Technology Series - Level 6
2002	10.0000	0	0

Total Return S Class - Level 1
2002	10.0000	0	0

Total Return S Class - Level 6
2002	10.0000	0	0

Total Return Series - Level 1
2002	10.0000	0	0

Total Return Series - Level 6
2002	10.0000	0	0

Utilities S Class - Level 1
2002	10.0000	0	0

Utilities S Class - Level 6
2002	10.0000	0	0

Utilities Series - Level 1
2002	10.0000	0	0

Utilities Series - Level 6
2002	10.0000	0	0

Value S Class - Level 1
2002	10.0000	8.2325	1938

Value S Class - Level 6
2002	10.0000	0	0

Value Series - Level 1
2002	10.0000	0	0

Value Series - Level 6
2002	10.0000	0	0

* From commencement of operations on November 6, 2000 to December 31, 2000.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (800) 752-7215

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116


PART B


MAY 1, 2003

MFS REGATTA FLEX II

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Calculation of Performance Data
Advertising and Sales Literature
Tax Deferral Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Custodian
Accountants
Financial Statements
Appendix A

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the MFS Regatta Flex II Variable and Fixed Annuity Contract (the "Contract") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the Prospectus dated May 1, 2003. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 752-7215.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

-------------------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


CALCULATION OF PERFORMANCE DATA

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the date the sub-account was first offered by the separate account.


The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the SEC formula. The calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 2.30% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.30% and the Average Annual Total Return would be more favorable. For purposes of determining these investment results, the actual investment performance of each Sub-Account is reflected from the date the Sub-Account commenced investment operations in the Variable Account (the "Variable Account Inception Date"). No information is shown for Sub-Accounts that had not commenced operations as of December 31, 2002.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
Bond S Class	5/5/1998	-1.23			3.94
Capital Appreciation S Class	11/30/1989	-38.84	-7.90	2.89	4.38
Capital Opportunities S Class	6/3/1996	-37.03	-4.14		1.33
Emerging Growth S Class	5/1/1995	-40.45	-6.55		2.46
Emerging Markets Equity S Class	6/5/1996	-11.48	-7.11		-4.66
Global Asset Allocation S Class	11/7/1994	-15.99	-1.92		3.38
Global Governments S Class	11/30/1989	9.25	2.57	3.05	3.99
Global Growth S Class	11/16/1993	-27.25	-1.32		3.63
Global Telecommunications S Class	8/31/2000	-45.14			-49.25
Global Total Return S Class	11/7/1994	-9.21	1.50		5.27
Government Securities S Class	11/30/1989	-1.02	4.15	3.96	4.72
High Yield S Class	11/30/1989	-7.49	-1.95	3.09	4.56
International Growth S Class	6/3/1996	-20.38	-3.94		-4.21
International Value S Class	10/2/1995	-14.93	-0.51		0.45
Managed Sectors S Class	11/30/1989	-33.08	-7.31	1.78	4.03
Mass Investors Growth Stock S Class	5/5/1998	-34.85			-6.48
Mass Investors Trust S Class	10/31/1991	-28.80	-5.20	5.06	5.45
Mid Cap Growth S Class	8/31/2000	-51.97			-38.29
Mid Cap Value S Class	5/1/2002				-27.63
Money Market S Class	11/30/1989	-8.65	1.22	1.34	1.68
New Discovery S Class	5/5/1998	-39.83			-1.21
Research Growth & Income S Class	5/12/1997	-29.01	-3.70		-1.92
Research International S Class	5/5/1998	-20.03			-3.28
Research S Class	11/7/1994	-32.36	-5.56		4.27
Stategic Income S Class	5/6/1998	-3.06			1.05
Strategic Growth S Class	11/1/1999	-36.67			-19.62
Strategic Value S Class	5/1/2002				-27.90
Technology S Class	6/16/2000	-51.26			-42.43
Total Return S Class	11/30/1989	-14.86	2.02	6.57	6.83
Utilities S Class	11/16/1993	-31.28	-3.77		4.45
Value S Class	5/5/1998	-21.97			0.53

* The Life of Fund calculation for any Fund under a year old is not annualized.


The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

P (l + T) ^ n = ERV
Where:	P =	a hypothetical initial Purchase Payment of $1,000
	T =	Average annual total return for the period
	n =	Number of years
	ERV =	Redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period, and 3) there will be a full surrender at the end of the period.

The $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of the Account Fee on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The table below shows, for various Sub-Accounts of the Variable Account, the Non-Standardized Average Annual Total Return for the stated periods , based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. The calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 2.30% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.30% and the Average Annual Total Return would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date such Fund commenced operations ("Fund Inception Date").


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
Bond S Class	5/5/1998	6.76			4.22
Capital Appreciation S Class	8/13/1985	-34.11	-7.66	3.06	7.27
Capital Opportunities S Class	6/3/1996	-32.14	-3.92		1.53
Emerging Growth S Class	5/1/1995	-35.87	-6.34		2.62
Emerging Markets Equity S Class	6/5/1996	-4.37	-6.76		-4.34
Global Asset Allocation S Class	11/7/1994	-9.27	-1.65		3.61
Global Governments S Class	5/16/1988	17.53	2.84	3.28	4.25
Global Growth S Class	11/16/1993	-21.52	-1.10		3.84
Global Telecommunications S Class	8/31/2000	-40.96			-47.68
Global Total Return S Class	11/7/1994	-1.91	1.74		5.50
Government Securities S Class	8/12/1985	7.00	4.41	4.20	5.56
High Yield S Class	8/13/1985	-0.04	-1.66	3.31	4.87
International Growth S Class	6/3/1996	-14.04	-3.68		-3.90
International Value S Class	10/2/1995	-8.13	-0.27		0.73
Managed Sectors S Class	5/27/1988	-27.85	-7.08	1.98	6.60
Mass Investors Growth Stock S Class	5/5/1998	-29.77			-6.22
Mass Investors Trust S Class	12/5/1986	-23.21	-4.95	5.23	6.73
Mid Cap Growth S Class	8/31/2000	-48.39			-36.39
Mid Cap Value S Class	5/1/2002				-21.97
Money Market S Class	8/29/1985	-1.30	1.49	1.60	2.48
New Discovery S Class	5/5/1998	-35.19			-0.97
Research Growth & Income S Class	5/12/1997	-23.42	-3.46		-1.67
Research International S Class	5/5/1998	-13.67			-3.00
Research S Class	11/7/1994	-27.07	-5.32		4.45
Stategic Income S Class	5/6/1998	4.78			1.35
Strategic Growth S Class	11/1/1999	-31.75			-17.92
Strategic Value S Class	5/1/2002				-22.27
Technology S Class	6/16/2000	-47.61			-40.87
Total Return S Class	5/16/1988	-8.05	2.27	6.77	7.49
Utilities S Class	11/16/1993	-25.90	-3.54		4.65
Value S Class	5/5/1998	-15.78			0.79


* The Life of Fund calculation for any Fund under a year old is not annualized.

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. The calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 2.30% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.30% and the Average Annual Total Return would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").


STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
Bond S Class	5/5/1998	-1.23			3.94
Capital Appreciation S Class	8/13/1985	-38.84	-7.90	2.89	7.15
Capital Opportunities S Class	6/3/1996	-37.03	-4.14		1.33
Emerging Growth S Class	5/1/1995	-40.45	-6.55		2.46
Emerging Markets Equity S Class	6/5/1996	-11.48	-7.11		-4.66
Global Asset Allocation S Class	11/7/1994	-15.99	-1.92		3.38
Global Governments S Class	5/16/1988	9.25	2.57	3.05	4.04
Global Growth S Class	11/16/1993	-27.25	-1.32		3.63
Global Telecommunications S Class	8/31/2000	-45.14			-49.25
Global Total Return S Class	11/7/1994	-9.21	1.50		5.27
Government Securities S Class	8/12/1985	-1.02	4.15	3.96	5.38
High Yield S Class	8/13/1985	-7.49	-1.95	3.09	4.69
International Growth S Class	6/3/1996	-20.38	-3.94		-4.21
International Value S Class	10/2/1995	-14.93	-0.51		0.45
Managed Sectors S Class	5/27/1988	-33.08	-7.31	1.78	6.47
Mass Investors Growth Stock S Class	5/5/1998	-34.85			-6.48
Mass Investors Trust S Class	12/5/1986	-28.80	-5.20	5.06	6.58
Mid Cap Growth S Class	8/31/2000	-51.97			-38.29
Mid Cap Value S Class	5/1/2002				-27.63
Money Market S Class	8/29/1985	-8.65	1.22	1.34	2.25
New Discovery S Class	5/5/1998	-39.83			-1.21
Research Growth & Income S Class	5/12/1997	-29.01	-3.70		-1.92
Research International S Class	5/5/1998	-20.03			-3.28
Research S Class	11/7/1994	-32.36	-5.56		4.27
Stategic Income S Class	5/6/1998	-3.06			1.05
Strategic Growth S Class	11/1/1999	-36.67			-19.62
Strategic Value S Class	5/1/2002				-27.90
Technology S Class	6/16/2000	-51.26			-42.43
Total Return S Class	5/16/1988	-14.86	2.02	6.57	7.33
Utilities S Class	11/16/1993	-31.28	-3.77		4.45
Value S Class	5/5/1998	-21.97			0.53


* The Life of Fund calculation for any Fund under a year old is not annualized.

The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

"Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

"Annualized" quotations are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company may illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S OR THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998 the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF THE INVESTMENT OPTIONS THEREUNDER. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax-deferral charts, we will observe these general principles:
o	The assumed rate of earnings will be realistic.
o	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
o	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
o	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.


CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00005675 (the daily equivalent of the current maximum charge of 2.05% on an annual basis) gives a net investment factor of 1.00321836. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6114413 (14.5645672 X 1.00321836).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846153 (12.3456789 X 1.00323787 (the Net Investment Factor (based on the daily equivalent of maximum annuity phase charge of 1.45% on an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846153. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 X 12.3846153).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Special Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

ACCOUNTANTS

The financial statements included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (which reports express an unqualified opinion; their report dated February 21, 2003 accompanying the consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, effective January 1, 2001, described in Note 1), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

(in thousands)

For the years ended December 31,

	2002	2001	2000

Revenues
Premiums and annuity considerations	$ 43,574	$ 41,009	$ 44,803
Net investment income	265,277	282,492	287,674
Net realized investment gains (losses)	136,697	23,694	(19,905)
Fee and other income	352,403	284,111	297,861

Total revenues	797,951	631,306	610,433

Benefits and expenses
Policyowner benefits	337,305	309,688	338,328
Other operating expenses	184,289	151,778	164,870
Amortization of deferred policy acquisition costs	243,927	120,733	123,832

Total benefits and expenses	765,521	582,199	627,030

Income (loss) from operations	32,430	49,107	(16,597)

Interest expense	96,497	94,422	44,687

Loss before income tax expense	(64,067)	(45,315)	(61,284)

Income tax (benefit) expense:
Federal	(46,174)	(26,120)	(61,681)
State	1,265	(1,313)	(2,097)
Income tax benefit	(44,909)	(27,433)	(63,778)

Net (loss) income before cumulative
effect of change in accounting principle	(19,158)	(17,882)	2,494

Cumulative effect of change in accounting principle, net of tax	-	5 ,198	-

Net (loss) income	$ (19,158)	$ (12,684)	$ 2,494

The accompanying notes are an integral part of the consolidated financial statements

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2002	2001
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $2,104,081 and $2,072,585 in 2002 and 2001, respectively)	$ 2,211,836	$ 2,130,688
Trading fixed maturities at fair value (amortized cost of $1,354,969 and $1,020,173 in 2002 and 2001, respectively)	1,404,825	1,041,490
Subordinated note from affiliate held-to-maturity (fair value of $616,520 and $619,656 in 2002 and 2001, respectively)	600,000	600,000
Equity investment in affiliate	95,803	-
Short-term investments	171,627	103,296
Mortgage loans	778,962	915,730
Real estate	79,783	83,545
Policy loans	39,317	42,686
Other invested assets	185,440	66,771
Total investments	5,567,593	4,984,206

Cash and cash equivalents	277,104	180,141
Accrued investment income	66,771	63,428
Deferred policy acquisition costs	585,815	765,716
Outstanding premiums	-	3,591
Other assets	124,932	79,527
Separate account assets	13,383,358	16,233,130

Total assets	$ 20,005,573	$ 22,309,739

LIABILITIES

Future contract and policy benefits	$ 677,163	$ 691,406
Contractholder deposit funds and other policy liabilities	3,517,720	3,145,725
Unearned revenue	8,628	11,610
Accrued expenses and taxes	117,519	115,466
Deferred federal income taxes	104,736	99,164
Long-term debt payable to affiliates	645,000	565,000
Partnership Capital Securities	607,826	607,826
Other liabilities	97,123	107,780
Separate account liabilities	13,383,358	16,233,130

Total liabilities	19,159,073	21,577,107

Commitments and contingencies - Note 15

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2002 and 2001	$ 6,437	$ 6,437
Additional paid-in capital	388,672	265,411
Accumulated other comprehensive income	47,384	37,619
Retained earnings	404,007	423,165

Total stockholder's equity	846,500	732,632

Total liabilities and stockholder's equity	$ 20,005,573	$ 22,309,739

The accompanying notes are an integral part of the consolidated financial statements

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2002	2001	2000

Net (loss ) income	$ (19,158)	$ (12,684)	$ 2,494
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	27,448	4,589	20,697
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(14,177)	(5,519)	9,725

Other comprehensive income (loss)	13,271	(930)	30,422

Comprehensive (loss) income	$ (5,887)	$ (13,614)	$ 32,916

The accompanying notes are an integral part of the consolidated financial statements

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 1999	$ 6,437	$ 199,355	$ 8,127	$ 458,355	$ 672,274

Net income				2,494	2,494
Dividends declared				(10,000)	(10,000)
Additional paid-in-capital		66,056			66,056
Other comprehensive income			30,422		30,422

Balance at December 31, 2000	$ 6,437	$ 265,411	$ 38,549	$ 450,849	$ 761,246

Net loss				(12,684)	(12,684)
Dividends declared				(15,000)	(15,000)
Other comprehensive loss			(930)		(930)

Balance at December 31, 2001	$ 6,437	$ 265,411	$ 37,619	$ 423,165	$ 732,632

Net loss				(19,158)	(19,158)
Additional paid-in-capital		100,000			100,000
Other comprehensive income			13,271		13,271
Deconsolidation of SLNY		23,261	(3,506)		19,755

Balance at December 31, 2002	$ 6,437	$ 388,672	$ 47,384	$ 404,007	$ 846,500

The accompanying notes are an integral part of the consolidated financial statements

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2002	2001	2000

Cash Flows From Operating Activities:
Net (loss) income from operations	$ (19,158)	$ (12,684)	$ 2,494
Adjustments to reconcile net income (loss) to net cash used
in operating activities:
Amortization of discount and premiums	11,181	3,230	(790)
Depreciation and amortization	1,876	1,602	2,846
Net realized (gains) losses on investments	(136,697)	(23,676)	19,906
Net unrealized (gains) on trading fixed maturities	(47,565)	(8,651)	(14,905)
Interest credited to contractholder deposits	129,610	175,916	195,533
Deferred federal income taxes	28,529	55,700	(53,139)
Cumulative effect of change in accounting principle, net of tax	-	(5,198)	-
Changes in assets and liabilities:
Deferred acquisition costs	148,684	(17,146)	(83,037)
Accrued investment income	(5,324)	1,481	(5,732)
Other assets	(29,116)	(45,919)	14,984
Future contract and policy benefits	26,174	(23,255)	(14,462)
Other, net	25,971	55,150	40,980
Net purchases of trading fixed maturities	(369,794)	(372,352)	(634,365)
Net cash used in operating activities	(235,629)	(215,802)	(529,687)

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	1,333,976	1,250,971	1,001,902
Net cash from sale of subsidiary	3,331	-	-
Other invested assets	239,737	4,392	-
Mortgage loans	234,191	112,422	208,542
Real estate	6,036	10,009	35,951
Purchases of:
Available-for-sale fixed maturities	(1,532,791)	(823,289)	(738,259)
Subsidiaries	-	(4,965)	-
Other invested assets	(233,255)	(1,087)	(2,221)
Mortgage loans	(112,479)	(184,787)	(121,897)
Real estate	(3,634)	(16,284)	(14,997)
Changes in other investing activities, net	(8,109)	1,261	2,768
Net change in policy loans	3,098	128	(799)
Net change in short-term investments	(81,713)	8,782	34,924

Net cash (used in) provided by investing activities	(151,612)	357,553	405,914

The accompanying notes are an integral part of the consolidated financial statements

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2002	2001	2000

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	1,178,908	1,557,468	1,962,257
Withdrawals from contractholder deposit funds	(855,834)	(1,894,134)	(1,988,702)
Issuance of long-term debt	80,000
Dividends paid to stockholder	-	(15,000)	(10,000)
Additional capital contributed	100,000	-	-
Net cash provided by (used in) financing activities	503,074	(351,666)	(36,445)

Net change in cash and cash equivalents	115,833	(209,915)	(160,218)

Cash and cash equivalents, beginning of year	180,141	390,056	550,274

Cash from deconsolidation of subsidiary	(18,870)	-	-

Cash and cash equivalents, end of year	$ 277,104	$ 180,141	$ 390,056

Supplemental Cash Flow Information
Interest paid	$ 96,414	$ 94,422	$ 43,266
Income taxes (refunded) paid	(14,904)	10,887	63,692

Non-cash Transactions

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65.5 million of additional paid in capital.

On December 31, 2002, the operations of Sun Life Assurance and Annuity Company of New York, were merged with another affiliated company, Keyport Benefit Life Insurance Company. As a result of this merger Keyport Life Insurance Company, the former parent company of Keyport Benefit Life Insurance Company and an affiliate of the Company, owns 67% of the combined entity and the Company retained a 33% interest in the combined entity.

The accompanying notes are an integral part of the consolidated financial statements

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2002, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's insurance affiliate, Sun Life Insurance and Annuity Company of New York ("SLNY"), is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICs"), group life, group disability and stop loss insurance, third party insurance administration, and other asset management services.

The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("SLC (U.S.) Holdings"), which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company domiciled in Canada that reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("SLF"), is now the ultimate parent of SLOC.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2002, the Company owned all of the outstanding shares of Sun Life Financial Services Limited ("SLFSL"), Sun Benefit Services Company, Inc. ("SBSC"), Sun Capital Advisers, Inc. ("SCA"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1), Sun Life of Canada (U.S.) Holdings General Partner, Inc. ("the General Partner"), Vision Financial Corporation ("Vision") and Clarendon Insurance Agency, Inc ("Clarendon"). The results are also consolidated with Sun Life of Canada Funding, LLC ("SLOC Funding"), which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I ("the Partnership"), for which the General Partner is the sole general partner.

On December 31, 2002, the operations of SLNY were merged with another affiliated company, Keyport Benefit Life Insurance Company, ("KBL"). As a result of this merger Keyport Life Insurance Company ("Keyport"), the former parent company of KBL and an affiliate of the Company, owns 67% of the combined entity and the Company retained a 33% interest in the combined entity. For the year ended December 31, 2002, the results of operations for SLNY were consolidated with the Company's results. As of December 31, 2002, the assets and liabilities of SLNY are no longer consolidated with the Company.

On December 18, 2002 the Company sold its interest in its' wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, Sun Life Financial (U.S.) Holdings, Inc. ("SLF Holdings"), for $10.5 million. No gain or loss was realized on this transaction. Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF.

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SLNY is engaged in the sale of individual fixed and variable annuity contracts and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SLFSL serves as the marketing administrator for the distribution of the offshore products of SLOC, an affiliate. SCA is a registered investment adviser. SPE 97-I, was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. As of December 31, 2002, SBSC was inactive. SLOC Funding, was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLF Holdings, and to issue Partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I").

On March 12, 2001, the Company purchased Vision for approximately $5.0 million. Vision, based in Keene, N.H., is a third-party administrator that specializes in the administration of insurance products sold at the worksite. The Company has recorded the acquisition using the purchase method of accounting and in connection with the acquisition recorded approximately $1.6 million of goodwill. The results of operations of Vision for the years ended December 31, 2002 and 2001 were not material to the consolidated financial statements.

In June 2000, the Company sold Sun Life Information Services Ireland, Limited ("SLISL") to SLOC. SLISL provides information systems development services to SLOC and its subsidiaries.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs ("DAC"), investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of amortization of DAC and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other invested assets consist primarily of a leveraged lease, derivative investments and tax credit partnerships.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed quarterly and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for traditional life and, health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts ("GICS"). The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss, and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than DAC, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided. Revenues from fixed and variable annuities and single-premium whole life policies include mortality charges, surrender charges, policy fees and contract fees and are recognized when earned.

INCOME TAXES

The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2002 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value are recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets". These Statements changed the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method is prohibited. Second, SFAS No. 142 changed the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, ceased upon adoption of SFAS No. 142, which was January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 did not have a material impact on the Company.

In November of 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others" ("FIN No. 45"). FIN No. 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN No. 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN No. 45. The initial recognition and measurement provisions of FIN No. 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company does not expect the adoption of FIN No. 45 to have a significant impact on the Company's consolidated financial statements. FIN No. 45 did not require the Company to include any additional disclosures related to guarantees in the financial statements for the year ended December 31, 2002.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In January of 2003 the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). FIN No. 46 addresses off-balance sheet financing entities. The Company will adopt FIN No. 46 as required in fiscal 2003 and is currently evaluating its effect on the consolidated financial statements. Although the Company is still evaluating the effect of FIN No. 46, it is reasonably possible that FIN No. 46 may require consolidation of, or additional disclosures related to, the entity described below.

The Company, through its subsidiary, SCA, may have to consolidate, Solar Investment Grade CBO II Limited, the special purpose entity ("SPE") used to facilitate the collateralized debt offering SOLAR CBO II. As of December 31, 2002 the assets and liabilities of this entity were approximately $409.0 million and $407.0 million, respectively. The actual amount that may be consolidated is dependent on the analysis of expected losses and residual returns as compared to the other equity holders and sub-collateral managers. The Company's maximum exposure to loss as a result of its investment is approximately $9.8 million at December 31, 2002.

Additionally, the Company and its affiliates act as collateral manager in several other collateralized debt and mortgage obligation transactions in which the Company is the transferor of assets to a Qualified SPE. In these transactions, the Company establishes a trust, as a Qualified SPE, that purchases a portfolio of assets and issues trust certificates that represent interests in the portfolio of assets. In addition to receiving variable compensation for managing the portfolio, the Company also may retain certain trust certificates. These transactions will not require consolidation because a Qualified SPE was used to facilitate the transactions.

In July 2002, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts." This SOP provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. The Company is in the process of evaluating the provisions of this SOP and its impact to the Company's financial position or results of operations.

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

On December 31, 2002, KBL, a wholly owned subsidiary of Keyport, an affiliate, merged with and into the Company's wholly-owned life insurance subsidiary, SLNY. Keyport and its subsidiaries, including KBL, were purchased on October 31, 2001 by SLC (U.S.) Holdings, an upstream parent of the Company. As a result of the merger, the Company continued to hold 2,000 shares of SLNY's common stock; however, the par value of the common stock was converted to $350 per share. In exchange for its investment in KBL, SLNY issued Keyport 4,001 shares of its common stock valued at $350 per share. As a result of the share issuance and change in par value, the Company's ownership percentage of SLNY became 33%, with Keyport holding the remaining 67%. The accounting for this transaction resulted in $23.3 million of additional paid-in-capital to the Company.

On December 31, 2002, prior to the completion of the merger, the Company contributed capital in the amount of $14.85 million to SLNY. Keyport contributed capital totaling $30.15 million to KBL. These contributions were approved by the respective boards of directors in anticipation of the merger transaction.

On December 18, 2002 the Company sold its' wholly-owned subsidiary, SLD to another affiliate, SLF Holdings, for $10.5 million. No gain or loss was realized on this transaction.

On September 24, 2002, the Company received a $100 million capital contribution from its parent, SLC (U.S.) Holdings.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative services agreement with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $24.0 million and $13.8 million for the years ended December 31, 2002 and 2001, respectively.

The Company has agreements with Keyport and certain of its subsidiaries under which the Company provides wholesale distribution services in connection with certain annuity products offered by Keyport. Amounts received under this agreement amounted to approximately $22.4 million for the year ended December 31, 2002.

On January 14, 2000, the Company purchased two separate $100 million notes from MFS, one with an interest rate of 8.60% due August 11, 2004, and the other with an interest rate of 7.93% due August 11, 2003. On November 1, 2000, MFS repaid the $100 million note with an original maturity of August 11, 2003.

On May 29, 2002, the Company sold its $100 million note from MFS, an affiliate, to Keyport, another affiliate, for approximately $108 million. The note was included in fixed maturities available-for-sale at December 31, 2001. The note was sold at a gain of $8 million.

On June 27, 2000, the Company sold SLISL to SLOC. The Company realized a pretax gain of $451,000 on the sale.

During 2001 and 2000, the Company declared and paid dividends in the amount of $15 million, and $10 million, respectively, to its parent, SLC (U.S.) Holdings. The Company did not make any dividend payments in 2002.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $37.1 million in 2002, $40.3 million in 2001, and $31.9 million in 2000.

On December 21, 2000, the Company's parent, SLC (U.S.) Holdings, transferred its ownership in all 200 shares issued and outstanding of the General Partner to the Company in exchange for 537 shares of the Company's common stock totaling $537,000, plus $65.5 million of additional paid in capital. As a result of the acquisition of the General Partner on December 21, 2000, and its ownership interest in the Partnership, the Company became the owner of a $600 million 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, SLC (U.S.) Holdings. The Company also assumed the liability of the partnership capital securities issued to Capital Trust I, a Delaware business trust sponsored by the Company's parent. Partnership capital securities issued of $600.01 million accrue interest at 8.526% and have no scheduled maturity date. The partnership capital securities, which represent the limited partner interest of the Partnership, may be redeemed on or after May 6, 2027. The Company has accounted for the acquisition of the General Partner using the purchase method of accounting.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following proforma statement of income for the year ended December 31, 2000 illustrates the Company's results of operations as if the acquisition of the General Partner took place at the beginning of the year.

Proforma
2000

Revenues
Premiums and annuity considerations	$ 45
Net investment income	339
Net realized investment gains (losses)	(20)
Fee and other income	298

Total revenues	662

Benefits and expenses
Policyowner benefits	338
Other operating expenses	165
Amortization of deferred policy acquisition costs	124

Total benefits and expenses	627

Income (loss) from operations	35

Interest expense	95

Income (loss) before income tax expense and discontinued
Operations	(60)

Income tax expense (benefit):
Federal	(62)
State	(2)

Income tax expense (benefit)	(64)

Net income from continuing operations	4

Net loss on disposal of subsidiaries, after tax	-

Discontinued operations	-

Net income	$ 4


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Effective January 2002, essentially all United States employees of Keyport, an affiliate, and SLOC became employees of the Company. As a result, the Company has assumed most of the operating expenses of Keyport, including salaries and benefits, as well as the salaries and benefits previously incurred by SLOC in the United States. In accordance with a tri-party management service agreement between the Company, Keyport, and SLOC, the Company provides personnel and certain services to Keyport and SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $51.7 million for the year ended December 31, 2002. Management believes inter-company revenues and expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2005 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term which is ending. Rent received by the Company under the leases amounted to approximately $11.7 million, $8.8 million, and $7.8 million in 2002, 2001 and 2000, respectively.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with SLOC.

On July 25, 2002, the Company issued an $80 million promissory note at 5.71%, maturing June 30, 2012 to an affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) Ltd"). The Company pays interest semi-annually to Sun Life (Hungary), Ltd. On December 31, 2002 the Company paid $1.9 million in interest. The proceeds of the note were used to purchase fixed rate government and corporate bonds.

The Company had $565 million of surplus notes issued to its parent, SLC (U.S.) Holdings, as of December 31, 2000. In October 2001, SLC (U.S.) Holdings transferred its ownership in the Company's surplus notes totaling $565 million to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company, at book value.

The Company has accrued $4.3 million for unpaid interest on surplus notes held by an affiliate at December 31, 2002 and 2001, respectively. The Company expensed $43.3 million for interest on these surplus notes for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table lists the details of notes due to affiliates:

Principal	Maturity	Rate

$ 150,000	12/15/07	6.625%
150,000	12/15/15	7.250%
7,500	12/15/15	6.125%
7,500	12/15/07	5.750%
80,000	06/30/12	5.710%
250,000	11/06/27	8.625%
$ 645,000


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of fixed maturities were as follows:

	December 31, 2002
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 357,446	$ 11,085	$ (1,584)	$ 366,947
Foreign Government & Agency Securities	25,303	2,062	-	27,365
States & Political Subdivisions	500	15	-	515
U.S. Treasury & Agency Securities	311,947	11,825	(256)	323,516
Corporate securities:
Basic Industry	101,266	10,283	(1,178)	110,371
Capital Goods	96,485	10,681	(289)	106,877
Communications	84,698	4,658	(3,271)	86,085
Consumer Cyclical	111,070	6,837	(3,286)	114,621
Consumer Noncyclical	111,617	14,240	(2,924)	122,933
Energy	70,451	8,566	(1,830)	77,187
Finance	337,750	17,911	(4,737)	350,924
Industrial Other	68,302	10,677	(79)	78,900
Technology	4,782	161	-	4,943
Transportation	134,799	8,140	(14,005)	128,934
Utilities	287,665	28,129	(4,076)	311,718
Total Corporate	1,408,885	120,283	(35,675)	1,493,493

Total available-for-sale fixed maturities	$ 2,104,081	$ 145,270	$ (37,515)	$ 2,211,836

Trading fixed maturities
Asset Backed and Mortgage Backed Securities	$ 87,470	$ 8,017	$ -	$ 95,487
Foreign Government & Agency Securities	4,568	1,012	-	5,580
States & Political Subdivisions	-	-	-	-
U.S. Treasury & Agency Securities	23,491	423	-	23,914
Corporate securities:
Basic Industry	59,201	6,283	(297)	65,187
Capital Goods	56,432	5,255	(1,600)	60,087
Communications	120,120	10,688	(620)	130,188
Consumer Cyclical	146,174	12,244	(207)	158,211
Consumer Noncyclical	25,106	675	(2,951)	22,830
Energy	90,471	7,428	(3,405)	94,494
Finance	351,478	27,364	(688)	378,154
Industrial Other	64,185	5,606	(119)	69,672
Technology	3,805	-	(155)	3,650
Transportation	80,555	6,481	(10,711)	76,325
Utilities	241,913	10,081	(30,948)	221,046
Total Corporate	1,239,440	92,105	(51,701)	1,279,844

Total trading fixed maturities	$ 1,354,969	$ 101,557	$ (51,701)	$ 1,404,825

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 16,520	$ -	$ 616,520

Total held-to-maturity fixed maturities	$ 600,000	$ 16,520	$ -	$ 616,520


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

December 31, 2001

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 282,151

$ 5,123

$ (2,352)

$ 284,922

 Foreign Government & Agency Securities

24,105

1,344

-

25,449

 States & Political Subdivisions

254

15

-

269

 U.S. Treasury & Agency Securities

142,892

5,695

(951)

147,636

Corporate securities:

 Basic Industry

102,983

5,935

(7,092)

101,826

 Capital Goods

132,343

7,406

(90)

139,659

 Communications

108,810

5,926

(517)

114,219

 Consumer Cyclical

138,538

6,688

(2,080)

143,146

 Consumer Noncyclical

121,149

9,243

(904)

129,488

 Energy

82,913

5,029

(1,245)

86,697

 Finance

378,522

11,257

(3,518)

386,261

 Industrial Other

80,099

6,791

(294)

86,596

 Technology

6,988

280

-

7,268

 Transportation

151,613

9,663

(15,697)

145,579

 Utilities

319,225

18,200

(5,752)

331,673

Total Corporate

1,623,183

86,418

(37,189)

1,672,412

Total available-for-sale fixed maturities

$ 2,072,585

$ 98,595

$ (40,492)

$ 2,130,688

Trading fixed maturities

 Asset Backed and Mortgage Backed Securities

$ 84,928

$ 1,336

$ (283)

$ 85,981

 Foreign Government & Agency Securities

4,513

453

-

4,966

 States & Political Subdivisions

-

-

-

-

 U.S. Treasury & Agency Securities

-

-

-

-

Corporate securities:

 Basic Industry

46,541

1,916

(319)

48,138

 Capital Goods

41,396

2,315

(70)

43,641

 Communications

131,840

4,847

(3,913)

132,774

 Consumer Cyclical

117,892

4,351

(1,186)

121,057

 Consumer Noncyclical

21,539

1,146

(62)

22,623

 Energy

76,145

2,019

(1,793)

76,371

 Finance

267,355

12,355

(929)

278,781

 Industrial Other

45,959

1,746

(430)

47,275

 Technology

2,977

3

-

2,980

 Transportation

82,740

2,974

(2,635)

83,079

 Utilities

96,348

1,626

(4,150)

93,824

Total Corporate

930,732

35,298

(15,487)

950,543

Total trading fixed maturities

$ 1,020,173

37,087

(15,770)

1,041,490

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 19,656

$ -

$ 619,656

Total held-to-maturity fixed maturities

$ 600,000

$ 19,656

$ -

$ 619,656


`SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2002

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 85,272

$ 86,299

Due after one year through five years

597,290

619,761

Due after five years through ten years

653,675

702,306

Due after ten years

410,398

436,523

Subtotal - Maturities available-for-sale

$ 1,746,635

$ 1,844,889

Asset-backed securities

357,446

366,947

Total Available-for-sale

$ 2,104,081

$ 2,211,836

Maturities of trading fixed securities:

Due in one year or less

$ 11,122

$ 11,007

Due after one year through five years

482,935

492,081

Due after five years through ten years

529,771

541,779

Due after ten years

243,671

264,471

Subtotal - Maturities of trading

$ 1,267,499

$ 1,309,338

Asset-backed securities

87,470

95,487

Total Trading

$ 1,354,969

$ 1,404,825

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 616,520

Gross gains of $28.1 million, $15.5 million and $9.1 million and gross losses of $6.3 million, $7.0 million and $24.0 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2002, 2001, and 2000, respectively.

Fixed maturities with an amortized cost of approximately $2.7 million and $3.1 million at December 31, 2002 and 2001, respectively, were on deposit with federal and state governmental authorities as required by law.

At December 31, 2002 and 2001, $37.0 million and $32.9 million of fixed maturities were pledged as collateral and are included with fixed maturities.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

As of December 31, 2002 and 2001, 93% and 96%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2002, 2001, and 2000 the Company incurred realized losses totaling $27.5 million, $5.5 million, and $15.0 million, respectively for other than temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.  During 2002, $1.4 million of the 2001 losses was recovered and is included in realized gains.  The Company has stopped accruing income on several of its holdings for issuers that are in default.  $1.9 million, $0.4 million and $0.2 million of interest income on these holdings was not accrued during 2002, 2001, and 2000, respectively.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.  The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows:

December 31,

2002

2001

Total mortgage loans

$ 778,962

$ 915,730

Real estate:

Held-for-sale

-

1,490

Held for production of income

79,783

82,055

Total real estate

$ 79,783

$ 83,545

Real estate held for the production of income primarily consists of the Sun Life office park located in Wellesley Hills, MA. Accumulated depreciation on real estate was $17.9 million and $16.1 million at December 31, 2002 and 2001, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $9.0 million and $17.9 million at December 31, 2002 and 2001, respectively, against which there are allowances for losses of $7.0 million and $7.1 million, respectively.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2002

Mortgage loans

$ 7,140

$ 483

$ (607)

$ 7,016

2001

Mortgage loans

$ 4,675

$ 3,095

$ (630)

$ 7,140

Mortgage loans and real estate investments comprise the following property types and geographic regions:

December 31,

2002

2001

Property Type:

Office building

$ 322,957

$ 369,535

Residential

32,114

39,254

Retail

314,750

389,972

Industrial/warehouse

178,777

190,672

Other

17,163

16,982

Valuation allowances

(7,016)

(7,140)

Total

$ 858,745

$ 999,275


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3.   INVESTMENTS (CONTINUED)

December 31,

2002

2001

Geographic region:

Arizona

$ 17,999

$ 21,221

California

70,370

95,861

Colorado

7,324

8,245

Connecticut

26,418

37,208

Delaware

6,322

6,707

Florida

32,009

40,359

Georgia

61,742

71,037

Indiana

13,295

15,015

Kentucky

9,537

13,824

Louisiana

14,101

15,221

Maryland

14,545

19,730

Massachusetts

114,019

116,971

Michigan

35,662

44,549

Nevada

4,581

3,891

New Jersey

16,333

24,047

New York

94,205

88,812

North Carolina

23,479

14,889

Ohio

39,405

29,137

Oregon

5,415

8,131

Pennsylvania

98,990

122,275

Tennessee

9,236

15,345

Texas

17,351

29,071

Utah

16,582

18,179

Virginia

24,433

27,840

Washington

52,207

62,439

All other

40,201

56,411

Valuation allowances

(7,016)

(7,140)

Total

$ 858,745

$ 999,275


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

At December 31, 2002, scheduled mortgage loan maturities were as follows:

2003

$ 22,707

2004

27,585

2005

64,054

2006

25,711

2007

69,860

Thereafter

569,045

Total

$ 778,962

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $12.1 million and $39.8 million at December 31, 2002 and 2001, respectively.

During 2002 and 2000, the Company sold commercial mortgage loans in securitization transactions. In these transactions the Company established a trust, as a Qualified SPE to purchase the assets and issue the trust certificates. In the transactions, the Company retained investment tranches as well as servicing rights.  The investors in the securitization trusts have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interest is subject to credit and interest rate risk on the transferred financial assets.  The Company recognized a pretax gain of $4.5 million and $763,000 for the 2002 and 2000 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

0

0

0

Residual cash flows discount rate

6.064%

6.511%

7.562%

Treasury rate interpolated for average life

4.571%

4.600%

4.682%

Spread over treasuries

1.493%

1.911%

2.880%

Duration in years

5.22

5.263

6.013


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Carrying amount of retained

Interests

$ 2,911

$ 1,391

$ 1,980

Fair value of retained interests

3,427

1,599

2,282

Weighted average life in years

4.99

5.04

5.76

Expected Credit Losses

Impact on fair value of .20% of adverse change

2,862

1,269

1,725

Impact on fair value of .30% of adverse change

2,861

1,267

1,616

Residual Cash flows Discount Rate

Impact on fair value of 10% of adverse change

2,811

1,248

1,768

Impact on fair value of 20% of adverse change

2,760

1,224

1,734

The total principal amount of the commercial mortgage loans was $72.7 million at December 31, 2002, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the commercial mortgage loans at the date of securitization and at December 31, 2002.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2000 were as follows:

Class B

Class I

Prepayment speed

0

0

Weighted average life in years

7.25

4.54

Expected credit losses

0

0

Residual cash flows discount rate

7.798

8.844

Treasury rate interpolated for average life

4.97

4.96

Spread over treasuries

2.83%

3.88%

Duration in years

5.201

3.611


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows:

Commercial Mortgages

Class B

Class I

Carrying amount of retained

Interests

$ 14,933

$ 8,818

Fair value of retained interests

16,460

8,099

Weighted average life in years

9.57

3.80

Expected Credit Losses

Impact on fair value of .025% of adverse change

0

0

Impact on fair value of 20% of adverse change

0

0

Residual Cash flows Discount Rate

Impact on fair value of 10% of adverse change

16,250

7,810

Impact on fair value of 20% of adverse change

16,037

7,754

The total principal amount of the commercial mortgage loans was $165.8 million at December 31, 2002, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the commercial mortgage loans at the date of securitization and at December 31, 2002.

SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan Bank of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2002 and 2001.   The income resulting from this program was $252,000, $126,000, and $48,000 for the years ended December 31, 2002, 2001 and 2000, respectively.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

LEVERAGED LEASES

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements:

Year ended December 31,

2002

2001

Lease contract receivable

$ 56,760

$ 68,418

Less: non-recourse debt

(23,485)

(36,096)

Net Receivable

33,275

32,322

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(17,323)

(18,231)

Investment in leveraged leases

37,372

35,511

Less: fees

(187)

(212)

Net investment in leveraged leases

$ 37,185

$ 35,299

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

SWAPS

Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date.  The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations.  Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

In 2000, the Company launched a new GIC program.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

The net (decrease) increase in net investment income related to swap settlement payments was $(34.2) million, $(23.5) million, and $.2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

The Company does not employ hedge accounting treatment.  As a result, changes in the fair value of swaps are reported in current period operations as a component of net investment income.  The net decrease to net investment income due to changes in the fair value of swaps was $73.1 million, $64.3 million and $53.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

The Company recognized gross realized gains on swaps of  $3.9 million, $6.2 million and $3.9 million in 2002, 2001, and 2000, respectively, as well as gross realized losses of $12.0 million, $8.9 million, and $1.2 million during 2002, 2001, and 2000, respectively.

The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2002 and 2001, the Company's derivatives had no significant concentration of credit risk.

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral that is required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2002 and 2001, $37.0 million and $32.9 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

OPTIONS

Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option.  The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

The net increase (decrease) in net investment income related to changes in the fair value of options was $9.0 million, $(28.9) million and $(13.5) million for the years ended December 31, 2002, 2001 and 2000, respectively. The Company does not employ hedge accounting treatment.  As a result, changes in the fair value of swaps are reported in current period operations as a component of net investment income.

The Company recognized gross realized gains on options of $140.5 million, $4.0 million and $0 in 2002, 2001, and 2000, respectively, as well as gross realized losses of $10.9 million, $0, and $0 during 2002, 2001, and 2000, respectively.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows:

 Outstanding at
December 31, 2002

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$

1,683,250

$      (182,204)

Currency swaps

761,424

97,398

Equity swaps

293,994

(3,171)

Equity index options

1,153,168

213,174

Total

$

3,891,836

$ 125,197

 Outstanding at
December 31, 2001

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$

1,327,496

$        (73,495)

Currency swaps

697,557

(22,918)

Equity swaps

259,607

(34,008)

Equity index options

1,428,323

81,000

Total

$

3,712,983

$ (49,421)

At December 31, 2002, the net unrealized gains on derivatives are included with other invested assets.  As of December 31, 2001, the net unrealized losses are included with other liabilities on the financial statements.

4. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following:

2002

2001

2000

Fixed maturities

$ 37,633

$ 29,694

$ (14,962)

Mortgage and other loans

4,648

(2,557)

2,057

Real estate

514

1,150

5,211

Derivative instruments

121,445

1,261

2,768

Short term investments

2

196

(22)

Write-down of fixed maturities

(27,545)

(6,050)

(14,957)

Total

$ 136,697

$ 23,694

$ (19,905)


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

5. NET INVESTMENT INCOME

Net investment income consisted of the following:

2002

2001

2000

Fixed maturities

$ 289,196

$ 320,810

$ 265,608

Equity securities

-

-

-

Mortgage and other loans

69,802

73,050

77,807

Real estate

7,855

5,961

8,868

Policy loans

2,645

2,967

3,047

Derivatives

(98,363)

(116,779)

(66,944)

Other

(2,714)

189

4,798

Gross investment income

268,421

286,198

293,184

Less: Investment expenses

3,144

3,706

5,510

Net investment income

$ 265,277

$ 282,492

$ 287,674

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments", excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2002 and 2001:

December 31, 2002

December 31, 2001

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 277,104

$ 277,104

$ 180,141

$ 180,141

Fixed maturities

4,216,661

4,233,181

3,772,178

3,791,834

Short-term investments

171,627

171,627

103,296

103,296

Mortgages

778,962

894,608

915,730

977,857

Derivatives

125,197

125,197

(49,421)

(49,421)

Policy loans

39,317

39,317

42,686

42,686

Other invested assets

60,243

60,243

66,771

66,771

Financial liabilities:

Guaranteed investment contracts

$ 1,768,854

$ 1,681,797

$ 1,320,278

$ 1,336,594

Contractholder deposit funds

1,507,601

1,522,820

1,603,391

1,591,474

Fixed annuity contracts

71,517

70,977

88,400

86,031

Interest sensitive life insurance

116,086

121,908

116,967

117,045

Long-term debt

645,000

688,647

565,000

596,218

Partnership Capital Securities

607,826

616,520

607,826

619,656


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.  The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7. REINSURANCE

INDIVIDUAL INSURANCE

The Company has agreements with SLOC and several unrelated companies which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.

The Company also acts as the reinsurer of risk under the lapse protection benefit under certain universal life contracts issued by SLOC.  One hundred percent of such risk is retroceded to Sun Life Financial Insurance and Annuity Company (Bermuda) Ltd.

GROUP INSURANCE

SLNY has an agreement with SLOC whereby SLOC reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.   The agreement provides that SLOC will reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

7. REINSURANCE (CONTINUED)

SLNY has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2002

2001

2000

Insurance premiums:

Direct

$ 49,190

$ 43,980

$ 51,058

Assumed

-

-

-

Ceded

5,616

2,971

6,255

Net premiums

$ 43,574

$ 41,009

$ 44,803

 Insurance and other individual policy benefits and
Claims:

Direct

$ 341,429

$ 314,750

$ 346,411

Assumed

-

-

-

Ceded

4,125

5,063

8,077

Net policy benefits and claims

$ 337,304

$ 309,687

$ 338,334

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

8. RETIREMENT PLANS

PENSION PLANS

Through December 31, 2001, the Company was a participant in a non-contributory defined benefit pension plan for employees sponsored by SLOC.  Consistent with the transfer of all employees to Sun Life of Canada U.S. on January 1, 2002, the plan sponsorship for the employee and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully-funded.  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31 (in 000's):

2002

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 149,595

Service cost

8,436

Interest cost

10,673

Actuarial (gain)

(8,075)

Benefits paid

(4,925)

Plan amendments

3,946

Projected benefit obligation at end of year

$ 159,650

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 212,965

Other

(888)

Actual return on plan assets

(27,682)

Benefits paid

(4,925)

Transfer due to change in plan sponsor

-

Fair value of plan assets at end of year

$ 179,470

Funded status

$ 19,820

Unrecognized net actuarial loss

38,632

Unrecognized transition obligation

(19,545)

Unrecognized prior service cost

9,132

Prepaid benefit cost

$ 48,039

The Company's share of the projected benefit obligation for the years ended December 31, 2001 and 2000 was $140.6 million and $109.7 million, respectively.

The Company's share of the fair value of plan assets at December 31, 2001 and 2000 was $177.3 million and $163.2 million, respectively.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The Company's share of the prepaid benefit costs at December 31, 2001 and 2000 was $29.2 million and $26.8 million, respectively.

The following table sets forth the components of the net periodic pension cost for the year ended December 31 (in 000's)

2002

Components of net periodic benefit cost:

Service cost

$ 8,437

Interest cost

10,674

Expected return on plan assets

(18,395)

Amortization of transition obligation asset

(3,051)

Amortization of prior service cost

216

Recognized net actuarial loss (gain)

120

Net periodic benefit cost

$ (1,999)

The Company's share of net periodic benefit cost

$ 3,834

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 6.75%, 7.00% and 7.50% for the years ended December 31, 2002, 2001 and 2000, respectively. The expected return on plan assets for 2002, 2001 and 2000 was 8.75% and the assumed rate of compensation increase was 4.0% for 2002, and 4.5% for 2001 and 2000.  The Company's share of the net periodic benefit costs for the years ended December 31, 2001 and 2000 were $1.0 million and $0.81 million, respectively.

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible for at date of hire. Under the plan, the Company matches up to specified amounts, the employees' contributions to the plan.  The amount of the 2002 employer contributions under plan sponsorship for the Company and its affiliates was $4.03 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $956,000, $462,000 and $354,000 for the years ended December 31, 2002, 2001, and 2000, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to Sun Life of Canada U.S. on January 1, 2002, the plan sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8. RETIREMENT PLANS (CONTINUED)

Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.  The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2002 (in 000's):

Change in benefit obligation:

Benefit obligation at beginning of year

$ 45,515

Service cost

1,195

Interest cost

2,488

Actuarial (gain)

(7,586)

Benefits paid

(2,202)

Plan Amendments

(3,429)

Benefit obligation at end of year

$ 35,981

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

Employer contributions

2,202

Benefits paid

(2,202)

Fair value of plan assets at end of year

$ -

Funded Status

$ (35,981)

Unrecognized net actuarial loss

12,477

Unrecognized prior service cost

(3,138)

Accrued benefit cost

$ (26,642)


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31 (in 000's):

2002

Components of net periodic benefit cost

Service cost

$ 1,195

Interest cost

2,488

Amortization of prior service cost

(241)

Recognized net actuarial loss

933

Net periodic benefit cost

$ 4,375

The Company's share of net periodic benefit cost

$ 380

The Company's share of the benefit obligation for the years ended December 31, 2001 and 2000 was $29.2 million and $17.1 million, respectively.

The Company's share of the accrued benefit cost at December 31, 2001 and 2000 was $13.4 million and $12.1 million, respectively.

The Company's share of the net periodic benefit costs for the years ended December 31, 2001 and 2000 was $256,000 and $219,000 respectively.

In order to measure the post-retirement benefit obligation at December 31, 2002, the Company assumed a 12.0% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 11% in 2003 and assumed to decrease gradually to 5.5% for 2013 and remain at that level thereafter.  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated post-retirement benefit obligation at December 31, 2002 by $4.3 million, and the aggregate of the service and interest cost components of net periodic post-retirement benefit expense for 2002 by $0.6 million.  Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation at December 31, 2002 by $3.6 million, and the aggregate of the service and interest cost components of net periodic post-retirement benefit expense for 2002 by $0.5 million.  The assumed weighted average discount rate used in determining the post-retirement benefit obligation was 6.75% for 2002, 7.00% for 2001 and 7.50% for 2000.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

9. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada- U.S. Operations Holdings, Inc.  Federal income taxes are calculated as if the Company was filing a separate federal income tax return.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 was as follows:

2002

2001

2000

Federal income tax expense (benefit):

Current

$

(74,702)

$

(81,820)

$

(8,536)

Deferred

28,528

58,498

(53,145)

Total

$

(46,174)

$

(23,322)

$

(61,681)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

2002

2001

2000

Expected federal income tax benefit

$

(22,423)

$

(13,435)

$

(21,455)

Low income housing credit

(6,138)

(6,138)

(5,805)

Additional tax benefit

(16,700)

(4,200)

(35,897)

Other

(913)

451

1,476

Federal income tax benefit

$

(46,174)

$

(23,322)

$

(61,681)

The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2002 and 2001 were as follows:

2002

2001

Deferred tax assets:

Actuarial liabilities

$ 54,928

$ 92,323

Other

18,462

38,870

Total deferred tax assets

$ 73,390

$ 131,193

Deferred tax liabilities:

Deferred policy acquisition costs

(104,199)

(181,647)

Investments, net

(73,927)

(48,710)

Total deferred tax liabilities

$ (178,126)

$ (230,357)

Net deferred tax liabilities

$ (104,736)

$ (99,164)

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service, and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1998 through 2000.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life and group disability products is summarized below:

2002

2001

Balance at January 1

$ 23,615

$ 20,574

Less reinsurance recoverable

(6,078)

(5,067)

Net balance at January 1

17,537

15,507

Incurred related to:

Current year

12,062

11,354

Prior years

(1,946)

(786)

Total incurred

10,116

10,568

Paid losses related to:

Current year

(6,660)

(5,446)

Prior years

(3,320)

(3,092)

Total paid

(9,980)

(8,538)

Balance at December 31

24,294

23,615

Less reinsurance recoverable

(6,621)

(6,078)

Deconsolidation of SLNY

(17,673)

-

Net balance at December 31

$ -

$ 17,537

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.  As a result of the merger of SLNY and KBL, the liabilities of SLNY, including all of the group liabilities for Company, are no longer consolidated with the liabilities of the Company.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the DAC:

2002

2001

Balance at January 1

$ 765,716

$ 761,988

Acquisition costs deferred

95,244

137,879

Amortized to expense during the year

(243,927)

(120,733)

Adjustment for unrealized investment gains (losses) during the year

(19,059)

(13,418)

Deconsolidation of SLNY

(12,159)

-

Balance at December 31

$ 585,815

$ 765,716

During 2002, DAC amortization was increased as a result of actual results and revised estimates of future gross profits.  The change in the market value of separate accounts assets (approximately $57.0 million) and revised cash flow assumptions (approximately $39.0 million) were the major items affecting the change in gross profit assumptions.

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a Corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Net investment income is allocated based on segmented assets by line of business.

Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering GICS to unrelated third parties in overseas markets during the second quarter of 2000.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

The Group Protection segment markets and administers group life, long-term disability and stop loss insurance to small and mid-size employers in the State of New York.  As of December 31, 2002, as a result of the SLNY/KBL merger, the results of the Group Protection segment will no longer be consolidated with the Company.

The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

12. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments. Prior years segmented results have been restated to include the results of the Company's investment advisor subsidiary, SCA, with the Wealth Management segment instead of the Corporate segment:


Year ended December 31, 2002

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 584,408

$ 62,030

$ 20,181

$ 131,332

$ 797,951

Total Expenditures

696,458

61,445

15,630

88,485

862,018

Pretax Income (Loss)

(112,050)

585

4,551

42,847

(64,067)

Net Operating Income (Loss)

(71,691)

464

3,195

48,874

(19,158)

Total Assets

$ 16,659,420

$ 2,704,635

$ -

$ 641,518

$ 20,005,573

Year ended December 31, 2001

Total Revenues

$ 500,992

$ 32,345

$ 19,407

$ 78,562

$ 631,306

Total Expenditures

530,671

28,383

15,930

101,637

676,621

Pretax Income (Loss)

(29,679)

3,962

3,477

(23,075)

(45,315)

Net Operating Income (Loss)

(11,093)

3,443

2,641

(12,873)

(17,882)

Total Assets

$20,286,398

$ 1,685,589

$ 38,105

$ 299,647

$ 22,309,739

Year ended December 31, 2000

Total Revenues

$ 536,630

$ 44,206

$ 17,194

$ 12,403

$ 610,433

Total Expenditures

558,375

44,477

15,350

53,515

671,717

Pretax Income (Loss)

(21,745)

(271)

1,844

(41,112)

(61,284)

Net Operating Income (Loss)

(5,971)

(176)

1,199

7,442

2,494

Total Assets

$22,098,372

$ 1,242,549

$ 30,514

$ 686,233

$ 24,057,668


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

13.  REGULATORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis).  Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and deferred income taxes are calculated differently.  The statutory financials are not prepared on a consolidated basis.

The Company's statutory surplus and net income (loss) were as follows:

Year ended December 31,

2002

2001

2000

Statutory surplus and capital

$      686,561

$     769,520

$ 940,335

Statutory net loss

$ (131,012)

$ (137,139)

$ (236)

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Delaware.  Effective January 1, 2001, the State of Delaware required that insurance companies domiciled in the State of Delaware prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Delaware Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles in the statutory financial statements. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle.  The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.  As a result of these changes, the Company reported a change of accounting principle in its statutory financial statements, as an adjustment that increased unassigned funds (surplus), by $25.9 million as of January 1, 2001.  This adjustment is due to $25.5 million of net deferred tax assets established as of January 1, 2001, offset by a decrease of $470,000 in the valuation of the Company's obligation for post-retirement benefits other than pensions on an NAIC basis as of January 1, 2001.

14. DIVIDEND RESTRICTIONS

The Company's and its insurance affiliate's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and SLNY.  Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company).  Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance.  The Company did not pay any dividends in 2002 and paid $15.0 million and $10.0 million of dividends to its parent, SLC (U.S.) Holdings, during 2001, and 2000, respectively.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

14. DIVIDEND RESTRICTIONS (CONTINUED)

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the superintendent.  No dividends were paid during 2002 or 2001.  Dividends in the amount of $4.7 million were declared and paid during 2000 by the SLNY to the Company.  These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through reduction in future premium taxes in some states. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

LITIGATION

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition of the Company.

LINES OF CREDIT

The Company has syndicated two lines of credit each in the amount of $250 million.  There are 15 banks in the syndicate of lenders. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements.  One line of credit terminates October 2003, the other in October 2007.  As of December 31, 2002, no amounts have been borrowed.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2002, minimum future lease payments under such leases are as follows:

2003

241

2004

243

2005

250

2006

257

2007

264

Thereafter

202

Total

$ 1,457

Total rental expense for the years ended December 31, 2002, 2001 and 2000 was $7.6 million, $6.9 million and $5.0 million, respectively.


INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.)

Wellesley, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".

Deloitte & Touche LLP

Boston, Massachusetts

February 21, 2003


Independent Auditors' Report

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of Franklin Templeton VIP Mutual Shares Securities Sub-Account, Franklin Templeton VIP Value Securities Sub-Account, Franklin Templeton VIP International Securities Sub-Account, Lord Abbett Growth & Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Capital Opportunities S Sub-Account, MFS/Sun Life Capital Opportunities Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Emerging Growth S Sub-Account, MFS/Sun Life Emerging Markets Equity S Sub-Account, MFS/Sun Life Emerging Markets Equity Sub-Account, MFS/Sun Life International Growth Sub-Account, MFS/Sun Life Global Asset Allocation S Sub-Account, MFS/Sun Life Global Asset Allocation Sub-Account, MFS/Sun Life Global Governments S Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Global Growth S Sub-Account MFS/Sun Life Global Governments Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Global Telecommunications S Sub-Account, MFS/Sun Life Global Total Return S Sub-Account, MFS/Sun Life Global Total Return Sub-Account, MFS/Sun Life Global Telecommunications Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life International Growth S Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life Mid Cap Growth S Sub-Account, MFS/Sun Life Mid Cap Growth Sub-Account, MFS/Sun Life Bond S Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life Utilities S Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life International Investors Trust S Sub-Account, MFS/Sun Life International Investors Trust Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market S Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Managed Sectors S Sub-Account, MFS/Sun Life Managed Sectors Sub-Account, MFS/Sun Life Value S Sub-Account, MFS/Sun Life Value Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Research S Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Research Growth and Income S Sub-Account, MFS/Sun Life Research Growth and Income Sub-Account, MFS/Sun Life Research International S Sub-Account, MFS/Sun Life Research International Sub-Account, MFS/Sun Life Strategic Growth S Sub-Account, MFS/Sun Life Strategic Growth Sub-Account, MFS/Sun Life Strategic Income S Sub-Account, MFS/Sun Life Strategic Income Sub-Account, MFS/Sun Life Technology S Sub-Account, MFS/Sun Life Technology Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Total Return S Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Mid Cap Value S Sub-Account, MFS/Sun Life Strategic Value S Sub-Account, Oppenheimer Main St. Small Cap Growth Sub-Account, Oppenheimer Main St. Growth & Income Sub-Account, Oppenheimer Capital Appreciation Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account, and Sun Capital Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of December 31, 2002, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2002 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2003


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002

Assets:

Investment in

Shares

Cost

Value

 Franklin Templeton Variable Insurance Products Trust

 Mutual Shares Securities Fund (FMS)

29,780

$

356,569

$

357,959

 Templeton International Securities Fund (FTI)

111,464

1,058,766

1,049,989

 Franklin Value Securities Fund (FVS)

22,053

207,753

211,927

 Lord Abbett Series Fund, Inc.

 Growth & Income Portfolio (LA1)

19,045

365,517

358,622

 Mid-Cap Value (LA2)

20,504

284,210

284,181

 MFS/Sun Life Series Trust:

 Bond S Class (MF7)

3,119,520

35,182,386

36,841,535

 Bond Series (BDS)

17,670,435

196,364,396

209,394,657

 Capital Appreciation S Class (MFD)

1,523,118

26,077,494

20,470,703

 Capital Appreciation Series (CAS)

41,596,847

1,285,782,700

560,725,499

 Capital Opportunities S Class (CO1)

1,176,250

14,013,230

10,868,551

 Capital Opportunities Series (COS)

26,813,596

530,788,734

248,562,031

 Emerging Growth S Class (MFF)

930,871

12,634,419

9,746,218

 Emerging Growth Series (EGS)

35,252,497

883,787,403

370,503,740

 Emerging Markets Equity S Class (EM1)

241,057

2,180,083

2,036,932

 Emerging Markets Equity Series (FCE)

3,550,164

35,013,644

30,105,387

 Global Asset Allocation S Class (GA1)

177,315

1,970,721

1,874,220

 Global Asset Allocation Series (GAA)

5,735,624

80,445,836

60,797,613

 Global Governments S Class (GG1)

339,026

3,695,627

3,969,999

 Global Governments Series (GGS)

5,508,812

58,905,598

64,728,545

 Global Growth S Class (GG2)

470,062

4,147,658

3,713,489

 Global Growth Series (GGR)

19,866,300

286,892,684

157,738,424

 Global Telecommunications S Class (GT1)

160,078

485,864

372,982

 Global Telecommunications Series (GTS)

594,396

2,393,503

1,390,888

 Global Total Return S Class (GT2)

423,878

5,527,820

5,544,326

 Global Total Return Series (GTR)

5,876,026

86,274,695

77,034,704

 Government Securities S Class (MFK)

6,755,154

90,335,797

93,288,670

 Government Securities Series (GSS)

53,696,421

698,531,229

743,695,427

 High Yield S Class (MFC)

4,993,075

32,428,490

32,604,779

 High Yield Series (HYS)

39,250,563

290,519,646

257,483,692

 International Growth S Class (IG1)

1,254,874

11,252,135

10,428,002

 International Growth Series (FCG)

10,476,879

116,657,057

87,272,404

 International Investors Trust S Class (MI1)

237,150

2,281,287

2,198,379

 International Investors Trust Series (MII)

5,220,234

64,107,894

48,443,772

 Managed Sectors S Class (MS1)

170,192

2,666,223

2,241,427

 Managed Sectors Series (MSS)

10,902,349

345,082,724

144,020,033

 Massachusetts Investors Growth Stock S Class (M1B)

4,223,056

36,474,474

29,392,471

 Massachusetts Investors Growth Stock Series (MIS)

58,998,726

793,640,014

411,221,117

 Massachusetts Investors Trust S Class (MFL)

2,236,971

55,221,869

46,842,173

 Massachusetts Investors Trust Series (MIT)

48,931,420

1,657,211,388

1,028,049,127

 Mid Cap Growth S Class (MC1)

3,819,778

19,761,369

14,018,585

 Mid Cap Growth Series (MCS)

10,873,817

68,835,823

39,906,909

 Mid Cap Value S Class (MCV)

88,720

705,069

703,547

 Money Market S Class (MM1)

52,742,601

52,742,601

52,742,601

 Money Market Series (MMS)

581,957,305

581,957,305

581,957,305

 New Discovery S Class (M1A)

1,832,089

21,713,793

17,111,716

 New Discovery Series (NWD)

15,179,678

224,168,076

142,385,383

 Research S Class (RE1)

642,410

8,690,410

7,124,327

 Research Series (RES)

39,695,955

825,671,850

442,212,938

 Research Growth and Income S Class (RG1)

647,580

7,507,977

6,404,569

 Research Growth and Income Series (RGS)

6,226,849

82,024,000

61,770,347

 Research International S Class (RI1)

639,469

6,166,228

5,755,219

 Research International Series (RSS)

6,841,858

82,883,790

61,781,978

 Strategic Growth S Class (SG1)

889,197

6,068,173

4,997,289

 Strategic Growth Series (SGS)

6,784,359

64,407,688

38,195,939

 Strategic Income S Class (SI1)

1,255,328

12,524,241

12,904,773

 Strategic Income Series (SIS)

5,452,007

54,508,470

56,210,197

 Strategic Value S Class (SVS)

135,709

1,089,756

1,072,102

See notes to financial statements.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

Investment in

 MFS/Sun Life Series Trust - continued

Shares

Cost

Value

 Technology S Class (TE1)

538,493

$

2,178,832

$

1,507,781

 Technology Series (TEC)

4,974,330

29,002,970

14,027,609

 Total Return S Class (MFJ)

7,616,972

130,260,358

120,729,010

 Total Return Series (TRS)

90,003,100

1,691,774,026

1,431,049,257

 Utilities S Class (MFE)

1,009,862

11,107,521

9,331,126

 Utilities Series (UTS)

22,721,822

387,513,838

210,858,505

 Value S Class (MV1)

4,215,492

52,031,839

46,412,571

 Value Series (MVS)

23,641,000

304,324,837

261,233,052

 Oppenheimer Variable Account Funds

 Capital Appreciation Fund (OCA)

6,729

180,011

178,514

 Main St. Growth and Income (OMG)

11,845

184,971

180,752

 Main St. Small Cap Growth Fund (OMS)

16,583

157,190

154,060

 PIMCO Variable Insurance Trust

 Real Return Bond Portfolio (PRR)

42,944

498,666

511,033

 Total Return Bond Portfolio (PTR)

146,133

1,488,329

1,494,944

 Sun Capital Advisers Trust

 Sun Capital Real Estate Fund (SC3)

24,681

287,201

273,956

$

12,483,664,745

$

8,461,062,488

Liability:

 Payable to Sponsor

(2,491,586

)

 Net Assets

$

8,458,570,902

Net Assets Applicable to Contract Owners:

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS Consolidated Regatta Contracts:

Franklin Templeton Variable Insurance Products Trust

 FMS

35,337

$

357,959

$

-

$

357,959

 FTI

109,241

1,049,989

-

1,049,989

 FVS

20,281

211,927

-

211,927

Lord Abbett Series Fund, Inc.

 LA1

33,508

358,622

-

358,622

 LA2

26,664

284,181

-

284,181

MFS/Sun Life Series Trust:

 BDS

16,672,091

208,744,678

550,435

209,295,113

 CAS

53,276,821

557,305,635

2,993,088

560,298,723

 CO1

1,659,796

10,825,561

42,680

10,868,241

 COS

36,579,889

248,229,061

301,650

248,530,711

 EGS

50,696,788

369,614,662

823,356

370,438,018

 EM1

204,949

2,036,932

-

2,036,932

 FCE

3,685,145

29,937,981

138,651

30,076,632

 FCG

11,708,342

87,133,782

127,113

87,260,895

 GA1

210,153

1,874,220

-

1,874,220

 GAA

4,636,581

60,359,017

395,293

60,754,310

 GG1

344,004

3,955,950

13,945

3,969,895

 GG2

468,329

3,713,489

-

3,713,489

 GGR

13,695,036

157,184,892

537,866

157,722,758

 GGS

4,610,834

64,500,757

208,811

64,709,568

 GSS

50,577,174

741,861,716

1,858,553

743,720,269

 GT1

66,336

372,982

-

372,982

 GT2

575,530

5,544,326

-

5,544,326

 GTR

5,490,465

76,607,689

379,658

76,987,347

 GTS

555,343

1,390,888

-

1,390,888

 HYS

20,985,015

256,423,330

870,503

257,293,833

 IG1

1,265,240

10,426,683

1,270

10,427,953

 M1A

2,530,871

17,084,957

26,516

17,111,473

 M1B

4,230,272

29,392,471

-

29,392,471

 MC1

2,772,461

14,009,338

9,143

14,018,481

See notes to financial statements.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS/Sun Life Series Trust - continued

 MCS

10,939,748

$

39,852,323

$

54,142

$

39,906,465

 MCV

86,168

703,547

-

703,547

 MF7

3,399,082

36,828,051

13,384

36,841,435

 MFC

3,266,770

32,595,032

9,684

32,604,716

 MFD

3,163,343

20,457,935

12,599

20,470,534

 MFE

1,391,497

9,313,477

17,526

9,331,003

 MFF

1,550,123

9,745,241

941

9,746,182

 MFJ

13,048,289

120,678,503

50,130

120,728,633

 MFK

8,558,119

93,261,962

26,509

93,288,471

 MFL

6,235,850

46,839,279

2,786

46,842,065

 MI1

253,434

2,198,379

-

2,198,379

 MII

4,845,066

48,340,906

82,110

48,423,016

 MIS

65,830,913

410,598,093

622,188

411,220,281

 MIT

93,484,847

1,024,231,285

3,621,136

1,027,852,421

 MM1

5,279,063

52,630,742

118,205

52,748,947

 MMS

47,957,226

578,794,451

2,776,559

581,571,010

 MS1

320,127

2,241,427

-

2,241,427

 MSS

14,253,338

143,616,226

354,861

143,971,087

 MV1

5,567,204

46,388,105

24,284

46,412,389

 MVS

25,236,732

260,843,056

400,085

261,243,141

 NWD

18,934,627

142,173,306

221,853

142,395,159

 RE1

998,378

7,113,370

10,875

7,124,245

 RES

40,346,263

440,226,760

1,848,387

442,075,147

 RG1

836,210

6,404,569

-

6,404,569

 RGS

7,794,225

61,672,325

113,185

61,785,510

 RI1

688,316

5,755,219

-

5,755,219

 RSS

8,305,636

61,757,531

62,394

61,819,925

 SG1

729,461

4,997,289

-

4,997,289

 SGS

8,056,046

38,149,608

43,453

38,193,061

 SI1

1,211,192

12,894,543

10,163

12,904,706

 SIS

5,060,468

56,065,465

147,675

56,213,140

 SVS

131,129

1,072,102

-

1,072,102

 TE1

292,860

1,507,781

-

1,507,781

 TEC

5,811,547

14,011,854

15,080

14,026,934

 TRS

86,032,615

1,423,669,699

6,601,385

1,430,271,084

 UTS

22,902,575

210,330,776

483,642

210,814,418

Oppenheimer Variable Account Fund

 OCA

16,503

178,514

-

178,514

 OMG

17,855

180,752

-

180,752

 OMS

15,242

154,060

-

154,060

PIMCO Variable Insurance Trust

 PRR

48,547

511,033

-

511,033

 PTR

144,063

1,494,943

-

1,494,943

Sun Capital Advisers Trust

 SC3

27,198

273,956

-

273,956

$

8,431,547,150

$

27,023,752

$

8,458,570,902

See notes to financial statements.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002

FMS

FTI

FVS

LA1

LA2

Sub-Account(b)

Sub-Account(b)

Sub-Account(b)

Sub-Account(b)

Sub-Account(b)

Income and Expenses:

 Dividend income

$

    -

$

    -

$

    -

$

1,805

$

894

 Mortality and expense risk charges

(511

)

(1,213

)

(335

)

(583

)

(261

)

 Distribution and administrative expense charges

(61

)

(146

)

(41

)

(70

)

(31

)

 Net investment income (loss)

$

(572

)

$

(1,359

)

$

(376

)

$

1,152

$

602

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sales of fund shares

$

218

$

53

$

194

$

93

$

24

 Realized gain distributions

    -

    -

    -

40

    -

 Net realized gains (losses)

$

218

$

53

$

194

$

133

$

24

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

1,390

$

(8,777

)

$

4,174

$

(6,895

)

$

(29

)

 Beginning of year

    -

    -

    -

    -

    -

 Change in unrealized appreciation (depreciation)

$

1,390

$

(8,777

)

$

4,174

$

(6,895

)

$

(29

)

 Realized and unrealized gains (losses)

$

1,608

$

(8,724

)

$

4,368

$

(6,762

)

$

(5

)

Increase (Decrease) in net assets from operations

$

1,036

$

(10,083

)

$

3,992

$

(5,610

)

$

597

BDS

CAS

CO1

COS

EGS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

6,750,259

$

1,339,103

$

5,723

$

306,500

$

    -

 Mortality and expense risk charges

(2,371,898

)

(9,388,497

)

(137,370

)

(4,557,237

)

(6,684,734

)

 Distribution and administrative expense charges

(284,628

)

(1,126,620

)

(16,484

)

(546,868

)

(802,169

)

 Net investment income (loss)

$

4,093,733

$

(9,176,014

)

$

(148,131

)

$

(4,797,605

)

$

(7,486,903

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

2,605,564

$

(382,909,764

)

$

(371,827

)

$

(108,712,383

)

$

(171,071,995

)

 Realized gain distributions

1,049,023

    -

    -

    -

    -

 Net realized gains (losses)

$

3,654,587

$

(382,909,764

)

$

(371,827

)

$

(108,712,383

)

$

(171,071,995

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

13,030,261

$

(725,057,201

)

$

(3,144,679

)

$

(282,226,703

)

$

(513,283,663

)

 Beginning of year

5,799,672

(785,519,636

)

428,718

(252,637,713

)

(444,623,841

)

 Change in unrealized appreciation (depreciation)

$

7,230,589

$

60,462,435

$

(3,573,397

)

$

(29,588,990

)

$

(68,659,822

)

 Realized and unrealized gains (losses)

$

10,885,176

$

(322,447,329

)

$

(3,945,224

)

$

(138,301,373

)

$

(239,731,817

)

Increase (Decrease) in net assets from operations

$

14,978,909

$

(331,623,343

)

$

(4,093,355

)

$

(143,098,978

)

$

(247,218,720

)

(b)   For the period August 05, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

EM1

FCE

FCG

GA1

GAA

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

20,437

$

440,065

$

572,569

$

38,365

$

2,498,892

 Mortality and expense risk charges

(24,510

)

(457,697

)

(1,315,228

)

(17,542

)

(891,739

)

 Distribution and administrative expense charges

(2,941

)

(54,924

)

(157,827

)

(2,105

)

(107,009

)

 Net investment income (loss)

$

(7,014

)

$

(72,556

)

$

(900,486

)

$

18,718

$

1,500,144

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(114,030

)

$

(1,409,605

)

$

(8,001,430

)

$

(16,733

)

$

(6,888,095

)

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(114,030

)

$

(1,409,605

)

$

(8,001,430

)

$

(16,733

)

$

(6,888,095

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(143,151

)

$

(4,908,257

)

$

(29,384,653

)

$

(96,501

)

$

(19,648,223

)

 Beginning of year

22,077

(4,199,144

)

(23,976,161

)

10,282

(18,511,417

)

 Change in unrealized appreciation (depreciation)

$

(165,228

)

$

(709,113

)

$

(5,408,492

)

$

(106,783

)

$

(1,136,806

)

 Realized and unrealized gains (losses)

$

(279,258

)

$

(2,118,718

)

$

(13,409,922

)

$

(123,516

)

$

(8,024,901

)

Increase (Decrease) in net assets from operations

$

(286,272

)

$

(2,191,274

)

$

(14,310,408

)

$

(104,798

)

$

(6,524,757

)

GG1

GG2

GGR

GGS

GSS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

6,616

$

568,605

$

 -

$

29,541,821

 Mortality and expense risk charges

(24,302

)

(35,680

)

(2,548,801

)

(620,013

)

(8,266,544

)

 Distribution and administrative expense charges

(2,916

)

(4,282

)

(305,856

)

(74,402

)

(991,985

)

 Net investment income (loss)

$

(27,218

)

$

(33,346

)

$

(2,286,052

)

$

(694,415

)

$

20,283,292

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

75,289

$

(96,558

)

$

(56,684,239

)

$

96,097

$

4,528,114

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

75,289

$

(96,558

)

$

(56,684,239

)

$

96,097

$

4,528,114

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

274,372

$

(434,169

)

$

(129,154,260

)

$

5,822,947

$

45,164,198

 Beginning of year

(4,940

)

36,251

(140,388,530

)

(3,418,046

)

17,946,429

 Change in unrealized appreciation (depreciation)

$

279,312

$

(470,420

)

$

11,234,270

$

9,240,993

$

27,217,769

 Realized and unrealized gains (losses)

$

354,601

$

(566,978

)

$

(45,449,969

)

$

9,337,090

$

31,745,883

Increase (Decrease) in net assets from operations

$

327,383

$

(600,324

)

$

(47,736,021

)

$

8,642,675

$

52,029,175

See notes to financial statements.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

GT1

GT2

GTR

GTS

HYS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

62,956

$

1,537,162

$

 -

$

27,938,295

 Mortality and expense risk charges

(4,370

)

(49,511

)

(997,996

)

(25,214

)

(3,428,412

)

 Distribution and administrative expense charges

(525

)

(5,941

)

(119,760

)

(3,026

)

(411,409

)

 Net investment income (loss)

$

(4,895

)

$

7,504

$

419,406

$

(28,240

)

$

24,098,474

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(25,215

)

$

(30,105

)

$

(2,777,769

)

$

(1,077,797

)

$

(33,156,854

)

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(25,215

)

$

(30,105

)

$

(2,777,769

)

$

(1,077,797

)

$

(33,156,854

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(112,882

)

$

16,506

$

(9,239,991

)

$

(1,002,615

)

$

(33,035,954

)

 Beginning of year

17,418

12,982

(10,839,592

)

(927,110

)

(44,853,159

)

 Change in unrealized appreciation (depreciation)

$

(130,300

)

$

3,524

$

1,599,601

$

(75,505

)

$

11,817,205

 Realized and unrealized gains (losses)

$

(155,515

)

$

(26,581

)

$

(1,178,168

)

$

(1,153,302

)

$

(21,339,649

)

Increase (Decrease) in net assets from operations

$

(160,410

)

$

(19,077

)

$

(758,762

)

$

(1,181,542

)

$

2,758,825

IG1

M1A

M1B

MC1

MCS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

57,711

$

 -

$

29,935

$

 -

$

 -

 Mortality and expense risk charges

(122,841

)

(194,475

)

(335,134

)

(163,966

)

(689,105

)

 Distribution and administrative expense charges

(14,741

)

(23,337

)

(40,216

)

(19,676

)

(82,692

)

 Net investment income (loss)

$

(79,871

)

$

(217,812

)

$

(345,415

)

$

(183,642

)

$

(771,797

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

1,032,560

$

(731,683

)

$

(798,785

)

$

(1,705,465

)

$

(21,346,885

)

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

1,032,560

$

(731,683

)

$

(798,785

)

$

(1,705,465

)

$

(21,346,885

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(824,133

)

$

(4,602,077

)

$

(7,082,003

)

$

(5,742,784

)

$

(28,928,914

)

 Beginning of year

93,985

763,760

575,726

469,217

(12,006,258

)

 Change in unrealized appreciation (depreciation)

$

(918,118

)

$

(5,365,837

)

$

(7,657,729

)

$

(6,212,001

)

$

(16,922,656

)

 Realized and unrealized gains (losses)

$

114,442

$

(6,097,520

)

$

(8,456,514

)

$

(7,917,466

)

$

(38,269,541

)

Increase (Decrease) in net assets from operations

$

34,571

$

(6,315,332

)

$

(8,801,929

)

$

(8,101,108

)

$

(39,041,338

)

See notes to financial statements.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

MCV

MF7

MFC

MFD

MFE

Sub-Account (c)

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

859,864

$

1,851,970

$

26,450

$

308,054

 Mortality and expense risk charges

(2,780

)

(332,015

)

(258,678

)

(238,305

)

(109,407

)

 Distribution and administrative expense charges

(334

)

(39,842

)

(31,042

)

(28,597

)

(13,129

)

 Net investment income (loss)

$

(3,114

)

$

488,007

$

1,562,250

$

(240,452

)

$

185,518

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(1,361

)

$

(36,842

)

$

(1,000,412

)

$

(802,353

)

$

(765,472

)

 Realized gain distributions

 -

134,159

 -

 -

 -

 Net realized gains (losses)

$

(1,361

)

$

97,317

$

(1,000,412

)

$

(802,353

)

$

(765,472

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(1,522

)

$

1,659,149

$

176,289

$

(5,606,791

)

$

(1,776,395

)

 Beginning of year

 -

(5,827

)

104,223

505,361

(27,434

)

 Change in unrealized appreciation (depreciation)

$

(1,522

)

$

1,664,976

$

72,066

$

(6,112,152

)

$

(1,748,961

)

 Realized and unrealized gains (losses)

$

(2,883

)

$

1,762,293

$

(928,346

)

$

(6,914,505

)

$

(2,514,433

)

Increase (Decrease) in net assets from operations

$

(5,997

)

$

2,250,300

$

633,904

$

(7,154,957

)

$

(2,328,915

)

MFF

MFJ

MFK

MFL

MI1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

2,415,989

$

2,252,653

$

351,392

$

17,086

 Mortality and expense risk charges

(121,550

)

(1,131,851

)

(765,032

)

(500,475

)

(25,229

)

 Distribution and administrative expense charges

(14,586

)

(135,822

)

(91,804

)

(60,057

)

(3,027

)

 Net investment income (loss)

$

(136,136

)

$

1,148,316

$

1,395,817

$

(209,140

)

$

(11,170

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(652,171

)

$

(766,622

)

$

(9,501

)

$

(751,300

)

$

158,321

 Realized gain distributions

 -

2,506,019

 -

 -

 -

 Net realized gains (losses)

$

(652,171

)

$

1,739,397

$

(9,501

)

$

(751,300

)

$

158,321

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(2,888,201

)

$

(9,531,348

)

$

2,952,873

$

(8,379,696

)

$

(82,908

)

 Beginning of year

279,763

782,663

(143,144

)

491,228

4,445

 Change in unrealized appreciation (depreciation)

$

(3,167,964

)

$

(10,314,011

)

$

3,096,017

$

(8,870,924

)

$

(87,353

)

 Realized and unrealized gains (losses)

$

(3,820,135

)

$

(8,574,614

)

$

3,086,516

$

(9,622,224

)

$

70,968

Increase (Decrease) in net assets from operations

$

(3,956,271

)

$

(7,426,298

)

$

4,482,333

$

(9,831,364

)

$

59,798

(c)   For the period May 01, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

MII

MIS

MIT

MM1

MMS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

447,192

$

815,066

$

13,778,202

$

421,420

$

7,784,560

 Mortality and expense risk charges

(696,380

)

(7,097,809

)

(16,659,168

)

(568,533

)

(7,761,178

)

 Distribution and administrative expense charges

(83,566

)

(851,737

)

(1,999,100

)

(68,224

)

(931,341

)

 Net investment income (loss)

$

(332,754

)

$

(7,134,480

)

$

(4,880,066

)

$

(215,337

)

$

(907,959

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(5,788,484

)

$

(119,932,703

)

$

(149,023,111

)

$

 -

$

 -

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(5,788,484

)

$

(119,932,703

)

$

(149,023,111

)

$

 -

$

 -

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(15,664,122

)

$

(382,418,897

)

$

(629,162,261

)

$

 -

$

 -

 Beginning of year

(17,374,873

)

(310,487,444

)

(435,764,972

)

 -

 -

 Change in unrealized appreciation (depreciation)

$

1,710,751

$

(71,931,453

)

$

(193,397,289

)

$

 -

$

 -

 Realized and unrealized gains (losses)

$

(4,077,733

)

$

(191,864,156

)

$

(342,420,400

)

$

 -

$

 -

Increase (Decrease) in net assets from operations

$

(4,410,487

)

$

(198,998,636

)

$

(347,300,466

)

$

(215,337

)

$

(907,959

)

MS1

MSS

MV1

MVS

NWD

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

-

$

 -

$

276,248

$

2,408,288

$

 -

 Mortality and expense risk charges

(24,601

)

(2,414,896

)

(503,976

)

(3,747,085

)

(2,424,056

)

 Distribution and administrative expense charges

(2,952

)

(289,787

)

(60,477

)

(449,650

)

(290,887

)

 Net investment income (loss)

$

(27,553

)

$

(2,704,683

)

$

(288,205

)

$

(1,788,447

)

$

(2,714,943

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(84,808

)

$

(74,284,868

)

$

(445,012

)

$

(7,695,407

)

$

(30,404,508

)

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(84,808

)

$

(74,284,868

)

$

(445,012

)

$

(7,695,407

)

$

(30,404,508

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(424,796

)

$

(201,062,691

)

$

(5,619,268

)

$

(43,091,785

)

$

(81,782,693

)

 Beginning of year

44,756

(213,870,768

)

606,318

(1,796,719

)

(31,457,775

)

 Change in unrealized appreciation (depreciation)

$

(469,552

)

$

12,808,077

$

(6,225,586

)

$

(41,295,066

)

$

(50,324,918

)

 Realized and unrealized gains (losses)

$

(554,360

)

$

(61,476,791

)

$

(6,670,598

)

$

(48,990,473

)

$

(80,729,426

)

Increase (Decrease) in net assets from operations

$

(581,913

)

$

(64,181,474

)

$

(6,958,803

)

$

(50,778,920

)

$

(83,444,369

)

See notes to financial statements.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

RE1

RES

RG1

RGS

RI1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

23,472

$

2,552,835

$

36,281

$

543,570

$

12,445

 Mortality and expense risk charges

(81,483

)

(7,510,078

)

(73,411

)

(981,107

)

(59,613

)

 Distribution and administrative expense charges

(9,778

)

(901,209

)

(8,809

)

(117,733

)

(7,154

)

 Net investment income (loss)

$

(67,789

)

$

(5,858,452

)

$

(45,939

)

$

(555,270

)

$

(54,322

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(254,138

)

$

(108,793,269

)

$

(230,597

)

$

(7,741,158

)

$

58,965

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(254,138

)

$

(108,793,269

)

$

(230,597

)

$

(7,741,158

)

$

58,965

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(1,566,083

)

$

(383,458,912

)

$

(1,103,408

)

$

(20,253,653

)

$

(411,009

)

 Beginning of year

130,966

(306,794,969

)

115,329

(8,193,525

)

45,160

 Change in unrealized appreciation (depreciation)

$

(1,697,049

)

$

(76,663,943

)

$

(1,218,737

)

$

(12,060,128

)

$

(456,169

)

 Realized and unrealized gains (losses)

$

(1,951,187

)

$

(185,457,212

)

$

(1,449,334

)

$

(19,801,286

)

$

(397,204

)

Increase (Decrease) in net assets from operations

$

(2,018,976

)

$

(191,315,664

)

$

(1,495,273

)

$

(20,356,556

)

$

(451,526

)

RSS

SG1

SGS

SI1

SIS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

185,639

$

 -

$

 -

$

315,155

$

2,307,204

 Mortality and expense risk charges

(936,348

)

(55,145

)

(669,776

)

(109,983

)

(672,433

)

 Distribution and administrative expense charges

(112,362

)

(6,617

)

(80,373

)

(13,198

)

(80,692

)

 Net investment income (loss)

$

(863,071

)

$

(61,762

)

$

(750,149

)

$

191,974

$

1,554,079

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(7,463,512

)

$

(185,417

)

$

(20,806,722

)

$

(6,301

)

$

(136,444

)

 Realized gain distributions

 -

 -

 -

 -

 -

 Net realized gains (losses)

$

(7,463,512

)

$

(185,417

)

$

(20,806,722

)

$

(6,301

)

$

(136,444

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(21,101,812

)

$

(1,070,884

)

$

(26,211,749

)

$

380,532

$

1,701,727

 Beginning of year

(19,506,007

)

133,618

(26,083,609

)

6,560

28,351

 Change in unrealized appreciation (depreciation)

$

(1,595,805

)

$

(1,204,502

)

$

(128,140

)

$

373,972

$

1,673,376

 Realized and unrealized gains (losses)

$

(9,059,317

)

$

(1,389,919

)

$

(20,934,862

)

$

367,671

$

1,536,932

Increase (Decrease) in net assets from operations

$

(9,922,388

)

$

(1,451,681

)

$

(21,685,011

)

$

559,645

$

3,091,011

See notes to financial statements.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

SVS

TE1

TEC

TRS

UTS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

 -

$

 -

$

51,682,538

$

10,756,481

 Mortality and expense risk charges

(4,371

)

(21,664

)

(276,789

)

(19,845,715

)

(3,532,061

)

 Distribution and administrative expense charges

(525

)

(2,600

)

(33,215

)

(2,381,486

)

(423,847

)

 Net investment income (loss)

$

(4,896

)

$

(24,264

)

$

(310,004

)

$

29,455,337

$

6,800,573

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(14,385

)

$

(581,207

)

$

(15,007,510

)

$

(53,109,598

)

$

(81,991,651

)

 Realized gain distributions

 -

 -

 -

53,369,285

 -

 Net realized gains (losses)

$

(14,385

)

$

(581,207

)

$

(15,007,510

)

$

259,687

$

(81,991,651

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(17,654

)

$

(671,051

)

$

(14,975,361

)

$

(260,724,769

)

$

(176,655,333

)

 Beginning of year

 -

69,805

(15,260,406

)

(109,762,974

)

(155,955,543

)

 Change in unrealized appreciation (depreciation)

$

(17,654

)

$

(740,856

)

$

285,045

$

(150,961,795

)

$

(20,699,790

)

 Realized and unrealized gains (losses)

$

(32,039

)

$

(1,322,063

)

$

(14,722,465

)

$

(150,702,108

)

$

(102,691,441

)

Increase (Decrease) in net assets from operations

$

(36,935

)

$

(1,346,327

)

$

(15,032,469

)

$

(121,246,771

)

$

(95,890,868

)

OCA

OMG

OMS

PRR

PTR

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 -

$

 -

$

 -

$

1,777

$

5,532

 Mortality and expense risk charges

(412

)

(354

)

(278

)

(860

)

(2,113

)

 Distribution and administrative expense charges

(50

)

(42

)

(34

)

(103

)

(254

)

 Net investment income (loss)

$

(462

)

$

(396

)

$

(312

)

$

814

$

3,165

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

36

$

(18

)

$

3

$

109

$

38

 Realized gain distributions

 -

 -

 -

788

12,215

 Net realized gains (losses)

$

36

$

(18

)

$

3

$

897

$

12,253

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(1,497

)

$

(4,219

)

$

(3,130

)

$

12,367

$

6,615

 Beginning of year

 -

 -

 -

 -

 -

 Change in unrealized appreciation (depreciation)

$

(1,497

)

$

(4,219

)

$

(3,130

)

$

12,367

$

6,615

 Realized and unrealized gains (losses)

$

(1,461

)

$

(4,237

)

$

(3,127

)

$

13,264

$

18,868

Increase (Decrease) in net assets from operations

$

(1,923

)

$

(4,633

)

$

(3,439

)

$

14,078

$

22,033

See notes to financial statements.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

SC3

Sub-Account

Income and Expenses:

 Dividend income

$

9,897

 Mortality and expense risk charges

(438

)

 Distribution and administrative expense charges

(53

)

 Net investment income (loss)

$

9,406

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(8

)

 Realized gain distributions

10,631

 Net realized gains (losses)

$

10,623

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(13,245

)

 Beginning of year

 -

 Change in unrealized appreciation (depreciation)

$

(13,245

)

 Realized and unrealized gains (losses)

$

(2,622

)

Increase (Decrease) in net assets from operations

$

6,784

See notes to financial statements.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

FMS

FTI

FVS

LA1

LA2

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Period Ended

Period Ended

Period Ended

Period Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

Operations:

Net investment income (loss)

$

(572

)

$

(1,359

)

$

(376

)

$

1,152

$

602

Net realized gains (losses)

218

53

194

133

24

Net unrealized gains (losses)

1,390

(8,777

)

4,174

(6,895

)

(29

)

 Increase (Decrease) in net assets from operations

$

1,036

$

(10,083

)

$

3,992

$

(5,610

)

$

597

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

273,329

$

403,127

$

143,641

$

276,744

$

260,168

 Net transfers between Sub-Accounts and Fixed Account

83,594

657,800

64,445

87,905

23,567

 Withdrawals, surrenders, annuitizations and
contract charges

 -

(855

)

(151

)

(417

)

(151

)

 Net accumulation activity

$

356,923

$

1,060,072

$

207,935

$

364,232

$

283,584

Annuitization Activity:

 Annuitizations

$

 -

$

 -

$

 -

$

 -

$

 -

 Annuity payments and contract charges

 -

 -

 -

 -

 -

 Net Transfers between Sub-Accounts

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

 -

 -

 -

 -

 -

 Net annuitization activity

$

 -

$

 -

$

 -

$

 -

$

 -

Increase (Decrease) in net assets from contract owner transactions

$

356,923

$

1,060,072

$

207,935

$

364,232

$

283,584

 Increase (Decrease) in net assets

$

357,959

$

1,049,989

$

211,927

$

358,622

$

284,181

Net Assets:

Beginning of year

$

 -

$

 -

$

 -

$

 -

$

 -

End of year

$

357,959

$

1,049,989

$

211,927

$

358,622

$

284,181

Units Transactions:

Beginning of year

 -

 -

 -

 -

 -

Purchase

27,010

41,692

14,088

25,450

24,477

Transferred between Sub-Accounts and Fixed Accumulation Account

8,327

67,637

6,207

8,096

2,201

Withdrawn, Surrendered and Annuitized

 -

(88

)

(14

)

(38

)

(14

)

End of year

35,337

109,241

20,281

33,508

26,664

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

BDS

CAS

CO1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001 (a)

Operations:

Net investment income (loss)

$

4,093,733

$

2,277,102

$

(9,176,014

)

$

(12,778,919

)

$

(148,131)

$

(16,090

)

Net realized gains (losses)

3,654,587

1,881,580

(382,909,764

)

300,129,955

(371,827)

(9,646

)

Net unrealized gains (losses)

7,230,589

2,483,769

60,462,435

(713,894,051

)

(3,573,397)

428,718

 Increase (Decrease) in net assets from operations

$

14,978,909

$

6,642,451

$

(331,623,343

)

$

(426,543,015

)

$

(4,093,355)

$

402,982

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

1,564,689

$

21,602,569

$

7,984,994

$

49,483,582

$

5,596,537

$

4,762,819

 Net transfers between Sub-Accounts and
Fixed Account

49,409,135

81,026,874

(57,513,980

)

43,697,162

3,224,381

1,580,207

 Withdrawals, surrenders, annuitizations and contract charges

(25,678,851

)

(15,999,370

)

(120,030,608

)

(167,306,131

)

(636,251

)

(17,256

)

 Net accumulation activity

$

25,294,973

$

86,630,073

$

(169,559,594

)

$

(74,125,387

)

$

8,184,667

$

6,325,770

Annuitization Activity:

 Annuitizations

$

 -

$

164,649

$

153,993

$

787,719

$

53,623

$

 -

 Annuity payments and contract charges

(82,823

)

(34,804

)

(747,430

)

(1,428,760

)

(5,136

)

 -

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

(34,509

)

(2,727

)

81,414

(199,438

)

(310

)

 -

 Net annuitization activity

$

(117,332

)

$

127,118

$

(512,023

)

$

(840,479

)

$

48,177

$

 -

Increase (Decrease) in net assets from contract owner transactions

$

25,177,641

$

86,757,191

$

(170,071,617

)

$

(74,965,866

)

$

8,232,844

$

6,325,770

 Increase (Decrease) in net assets

$

40,156,550

$

93,399,642

$

(501,694,960

)

$

(501,508,881

)

$

4,139,489

$

6,728,752

Net Assets:

Beginning of year

$

169,138,563

$

75,738,921

$

1,061,993,683

$

1,563,502,564

$

6,728,752

$

 -

End of year

$

209,295,113

$

169,138,563

$

560,298,723

$

1,061,993,683

$

10,868,241

$

6,728,752

Units Transactions:

Beginning of year

14,562,283

6,882,376

64,553,284

60,852,212

707,598

 -

Purchase

130,651

1,983,536

942,516

6,160,711

669,166

533,188

Transferred between Sub-Accounts and Fixed Accumulation Account

4,129,823

7,104,168

(4,262,327

)

5,198,633

384,672

176,982

Withdrawn, Surrendered and Annuitized

(2,150,666

)

(1,407,797

)

(7,956,652

)

(7,658,272

)

(101,640

)

(2,572

)

End of year

16,672,091

14,562,283

53,276,821

64,553,284

1,659,796

707,598

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

COS

EGS

EM1

Sub-Accounts

Sub-Accounts

Sub-Accounts

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001 (a)

Operations:

Net investment income (loss)

$

(4,797,605

)

$

(8,342,542

)

$

(7,486,903

)

$

(12,862,147

)

$

(7,014

)

$

(672

)

Net realized gains (losses)

(108,712,383

)

70,666,441

(171,071,995

)

155,218,178

(114,030

)

381

Net unrealized gains (losses)

(29,588,990

)

(253,104,530

)

(68,659,822

)

(613,045,438

)

(165,228

)

22,077

 Increase (Decrease) in net assets from operations

$

(143,098,978

)

$

(190,780,631

)

$

(247,218,720

)

$

(470,689,407

)

$

(286,272

)

$

21,786

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

3,474,022

$

63,680,946

$

4,533,694

$

51,612,787

$

1,264,490

$

277,227

 Net transfers between Sub-Accounts and Fixed Account

(66,309,026

)

(5,451,267

)

(81,392,865

)

(27,891,645

)

761,872

80,026

 Withdrawals, surrenders, annuitizations
and contract charges

(39,720,495

)

(51,682,839

)

(68,678,141

)

(84,256,673

)

(80,774

)

(1,423

)

 Net accumulation activity

$

(102,555,499

)

$

6,546,840

$

(145,537,312

)

$

(60,535,531

)

$

1,945,588

$

355,830

Annuitization Activity:

 Annuitizations

$

 -

$

227,183

$

45,741

$

478,068

$

 -

$

 -

 Annuity payments and contract charges

(117,999

)

(215,224

)

(327,463

)

(473,538

)

 -

 -

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

1,680

(180,402

)

(3,632

)

(309,532

)

 -

 -

 Net annuitization activity

$

(116,319

)

$

(168,443

)

$

(285,354

)

$

(305,002

)

$

 -

$

 -

 Increase (Decrease) in net assets from
contract owner transactions

$

(102,671,818

)

$

6,378,397

$

(145,822,666

)

$

(60,840,533

)

$

1,945,588

$

355,830

 Increase (Decrease) in net assets

$

(245,770,796

)

$

(184,402,234

)

$

(393,041,386

)

$

(531,529,940

)

$

1,659,316

$

377,616

Net Assets:

Beginning of year

$

494,301,507

$

678,703,741

$

763,479,404

$

1,295,009,344

$

377,616

$

 -

End of year

$

248,530,711

$

494,301,507

$

370,438,018

$

763,479,404

$

2,036,932

$

377,616

Units Transactions:

Beginning of year

49,296,039

43,724,458

65,948,379

61,880,135

36,622

 -

Purchase

468,094

7,793,885

629,726

7,300,234

114,419

28,514

Transferred between Sub-Accounts and Fixed Accumulation Account

(8,863,967

)

1,822,678

(9,243,938

)

2,175,012

61,923

8,274

Withdrawn, Surrendered and Annuitized

(4,320,277

)

(4,044,982

)

(6,637,379

)

(5,407,002

)

(8,015

)

(166

)

End of year

36,579,889

49,296,039

50,696,788

65,948,379

204,949

36,622

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

FCE

FCG

GA1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001 (a)

Operations:

Net investment income (loss)

$

(72,556

)

$

(488,990

)

$

(900,486

)

$

(882,986

)

$

18,718

$

(878

)

Net realized gains (losses)

(1,409,605

)

(2,521,212

)

(8,001,430

)

2,248,595

(16,733

)

(245

)

Net unrealized gains (losses)

(709,113

)

1,665,038

(5,408,492

)

(23,843,213

)

(106,783

)

10,282

 Increase (Decrease) in net assets
from operations

$

(2,191,274

)

$

(1,345,164

)

$

(14,310,408

)

$

(22,477,604

)

$

(104,798

)

$

9,159

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

336,047

$

3,247,277

$

1,325,782

$

14,779,339

$

1,050,377

$

365,610

 Net transfers between Sub-Accounts
and Fixed Account

4,848,897

(2,616,209

)

(5,950,235

)

17,818,382

556,629

127,818

 Withdrawals, surrenders, annuitizations and contract charges

(4,844,186

)

(3,503,652

)

(10,712,751

)

(9,324,452

)

(129,174

)

(1,401

)

 Net accumulation activity

$

340,758

$

(2,872,584

)

$

(15,337,204

)

$

23,273,269

$

1,477,832

$

492,027

Annuitization Activity:

 Annuitizations

$

 -

$

32,295

$

7,928

$

69,817

$

 -

$

 -

 Annuity payments and contract charges

(15,279

)

(15,787

)

(21,548

)

(22,866

)

 -

 -

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

(21,052

)

(85,031

)

(4,563

)

3,793

 -

 -

 Net annuitization activity

$

(36,331

)

$

(68,523

)

$

(18,183

)

$

50,744

$

 -

$

 -

Increase (Decrease) in net assets from contract owner transactions

$

304,427

$

(2,941,107

)

$

(15,355,387

)

$

23,324,013

$

1,477,832

$

492,027

 Increase (Decrease) in net assets

$

(1,886,847

)

$

(4,286,271

)

$

(29,665,795

)

$

846,409

$

1,373,034

$

501,186

Net Assets:

Beginning of year

$

31,963,479

$

36,249,750

$

116,926,690

$

116,080,281

$

501,186

$

 -

End of year

$

30,076,632

$

31,963,479

$

87,260,895

$

116,926,690

$

1,874,220

$

501,186

Units Transactions:

Beginning of year

3,800,561

4,136,671

13,618,628

10,704,387

51,398

 -

Purchase

37,755

397,540

171,778

1,742,164

111,138

38,223

Transferred between Sub-Accounts and Fixed Accumulation Account

403,000

(311,285

)

(759,280

)

2,182,554

61,335

13,320

Withdrawn, Surrendered and Annuitized

(556,171

)

(422,365

)

(1,322,784

)

(1,010,477

)

(13,718

)

(145

)

End of year

3,685,145

3,800,561

11,708,342

13,618,628

210,153

51,398

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GAA

GG1

GG2

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Period End

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001 (a)

2002

2001 (a)

Operations:

Net investment income (loss)

$

1,500,144

$

3,483,476

$

(27,218

)

$

(386

)

$

(33,346

)

$

(3,713

)

Net realized gains (losses)

(6,888,095

)

6,222,020

75,289

6

(96,558

)

5,560

Net unrealized gains (losses)

(1,136,806

)

(20,927,104

)

279,312

(4,940

)

(470,420

)

36,251

 Increase (Decrease) in net assets from operations

$

(6,524,757

)

$

(11,221,608

)

$

327,383

$

(5,320

)

$

(600,324

)

$

38,098

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

669,302

$

2,245,118

$

2,025,641

$

118,021

$

1,579,033

$

1,090,338

 Net transfers between Sub-Accounts and Fixed Account

(6,033,872

)

(6,122,870

)

1,631,290

55,079

1,559,952

234,365

 Withdrawals, surrenders, annuitizations
and contract charges

(11,822,887

)

(12,385,431

)

(193,294

)

(1,687

)

(182,302

)

(5,671

)

 Net accumulation activity

$

(17,187,457

)

$

(16,263,183

)

$

3,463,637

$

171,413

$

2,956,683

$

1,319,032

Annuitization Activity:

 Annuitizations

$

108,915

$

64,460

$

14,540

$

 -

$

 -

$

 -

 Annuity payments and contract charges

(122,309

)

(142,822

)

(1,654

)

 -

 -

 -

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

(25,069

)

6,590

(104

)

 -

 -

 -

 Net annuitization activity

$

(38,463

)

$

(71,772

)

$

12,782

$

 -

$

 -

$

 -

 Increase (Decrease) in net assets from
contract owner transactions

$

(17,225,920

)

$

(16,334,955

)

$

3,476,419

$

171,413

$

2,956,683

$

1,319,032

 Increase (Decrease) in net assets

$

(23,750,677

)

$

(27,556,563

)

$

3,803,802

$

166,093

$

2,356,359

$

1,357,130

Net Assets:

Beginning of year

$

84,504,987

$

112,061,550

$

166,093

$

 -

$

1,357,130

$

 -

End of year

$

60,754,310

$

84,504,987

$

3,969,895

$

166,093

$

3,713,489

$

1,357,130

Units Transactions:

Beginning of year

5,837,945

6,729,316

17,109

 -

140,349

 -

Purchase

61,866

217,079

194,946

11,772

175,879

115,733

 Transferred between Sub-Accounts and
Fixed Accumulation Account

(441,120

)

(297,027

)

149,769

5,531

175,009

25,224

Withdrawn, Surrendered and Annuitized

(822,110

)

(811,423

)

(17,820

)

(194

)

(22,908

)

(608

)

End of year

4,636,581

5,837,945

344,004

17,109

468,329

140,349

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GGR

GGS

GSS

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001

Operations:

Net investment income (loss)

$

(2,286,052

)

$

(2,169,924

)

$

(694,415

)

$

(704,141

)

$

20,283,292

$

21,132,259

Net realized gains (losses)

(56,684,239

)

92,727,026

96,097

(1,057,832

)

4,528,114

4,046,946

Net unrealized gains (losses)

11,234,270

(170,242,925

)

9,240,993

14,006

27,217,769

3,763,939

 Increase (Decrease) in net assets from operations

$

(47,736,021

)

$

(79,685,823

)

$

8,642,675

$

(1,747,967

)

$

52,029,175

$

28,943,144

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

2,197,195

$

11,795,697

$

837,429

$

2,973,311

$

19,413,929

$

68,003,893

 Net transfers between Sub-Accounts and Fixed Account

(27,098,041

)

(18,114,536

)

20,849,237

(2,898,351

)

189,926,837

81,931,003

 Withdrawals, surrenders, annuitizations
and contract charges

(30,247,996

)

(39,996,781

)

(10,404,311

)

(8,291,944

)

(112,973,131

)

(66,588,445

)

 Net accumulation activity

$

(55,148,842

)

$

(46,315,620

)

$

11,282,355

$

(8,216,984

)

$

96,367,635

$

83,346,451

Annuitization Activity:

 Annuitizations

$

6,939

$

131,880

$

13,422

$

57,248

$

141,946

$

444,447

 Annuity payments and contract  charges

(136,935

)

(241,458

)

(78,834

)

(175,299

)

(660,933

)

(596,840

)

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

(13,486

)

(12,393

)

(32,096

)

(129,104

)

(69,314

)

107,348

 Net annuitization activity

$

(143,482

)

$

(121,971

)

$

(97,508

)

$

(247,155

)

$

(588,301

)

$

(45,045

)

 Increase (Decrease) in net assets from
contract owner transactions

$

(55,292,324

)

$

(46,437,591

)

$

11,184,847

$

(8,464,139

)

$

95,779,334

$

83,301,406

 Increase (Decrease) in net assets

$

(103,028,345

)

$

(126,123,414

)

$

19,827,522

$

(10,212,106

)

$

147,808,509

$

112,244,550

Net Assets:

Beginning of year

$

260,751,103

$

386,874,517

$

44,882,046

$

55,094,152

$

595,911,760

$

483,667,210

End of year

$

157,722,758

$

260,751,103

$

64,709,568

$

44,882,046

$

743,720,269

$

595,911,760

Units Transactions:

Beginning of year

17,723,668

19,042,715

3,647,399

4,205,253

43,557,072

34,436,408

Purchase

234,808

1,332,446

70,005

284,386

1,601,821

6,198,376

 Transferred between Sub-Accounts and
Fixed Accumulation Account

(2,282,798

)

(516,326

)

1,677,469

(216,162

)

12,927,838

7,481,539

Withdrawn, Surrendered and Annuitized

(1,980,642

)

(2,135,167

)

(784,039

)

(626,078

)

(7,509,557

)

(4,559,251

)

End of year

13,695,036

17,723,668

4,610,834

3,647,399

50,577,174

43,557,072

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GT1

GT2

GTR

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period End

Year Ended

Period End

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001 (a)

2002

2001 (a)

2002

2001

Operations:

Net investment income (loss)

$

(4,895

)

$

(470

)

$

7,504

$

(2,641

)

$

419,406

$

2,484,126

Net realized gains (losses)

(25,215

)

181

(30,105

)

(233

)

(2,777,769

)

5,232,287

Net unrealized gains (losses)

(130,300

)

17,418

3,524

12,982

1,599,601

(15,002,474

)

 Increase (Decrease) in net assets from operations

$

(160,410

)

$

17,129

$

(19,077

)

$

10,108

$

(758,762

)

$

(7,286,061

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

222,175

$

212,751

$

2,288,946

$

1,131,071

$

923,510

$

3,685,853

 Net transfers between Sub-Accounts and
Fixed Account

82,773

5,898

1,869,065

332,274

4,646,419

(425,868

)

 Withdrawals, surrenders, annuitizations and contract charges

(6,571

)

(763

)

(67,406

)

(655

)

(11,905,476

)

(8,948,404

)

 Net accumulation activity

$

298,377

$

217,886

$

4,090,605

$

1,462,690

$

(6,335,547

)

$

(5,688,419

)

Annuitization Activity:

 Annuitizations

$

 -

$

 -

$

 -

$

 -

$

22,199

$

20,585

 Annuity payments and contract charges

 -

 -

 -

 -

(72,879

)

(72,608

)

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

 -

 -

 -

 -

(39,313

)

(15,084

)

 Net annuitization activity

$

 -

$

 -

$

 -

$

 -

$

(89,993

)

$

(67,107

)

Increase (Decrease) in net assets from contract owner transactions

$

298,377

$

217,886

$

4,090,605

$

1,462,690

$

(6,425,540

)

$

(5,755,526

)

 Increase (Decrease) in net assets

$

137,967

$

235,015

$

4,071,528

$

1,472,798

$

(7,184,302

)

$

(13,041,587

)

Net Assets:

Beginning of year

$

235,015

$

 -

$

1,472,798

$

 -

$

84,171,649

$

97,213,236

End of year

$

372,982

$

235,015

$

5,544,326

$

1,472,798

$

76,987,347

$

84,171,649

Units Transactions:

Beginning of year

24,957

 -

151,199

 -

5,780,805

5,859,411

Purchase

33,670

24,434

240,584

116,859

78,902

365,101

Transferred between Sub-Accounts and Fixed Accumulation Account

12,857

610

194,806

34,406

432,986

114,156

Withdrawn, Surrendered and Annuitized

(5,148

)

(87

)

(11,059

)

(66

)

(802,228

)

(557,863

)

End of year

66,336

24,957

575,530

151,199

5,490,465

5,780,805

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GTS

HYS

IG1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period End

Year Ended

Year Ended

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001 (a)

Operations:

Net investment income (loss)

$

(28,240

)

$

(37,645

)

$

24,098,474

$

24,591,094

$

(79,871

)

$

(7,197

)

Net realized gains (losses)

(1,077,797

)

(1,126,221

)

(33,156,854

)

(20,611,540

)

1,032,560

8,289

Net unrealized gains (losses)

(75,505

)

(645,673

)

11,817,205

(4,446,806

)

(918,118

)

93,985

 Increase (Decrease) in net assets from operations

$

(1,181,542

)

$

(1,809,539

)

$

2,758,825

$

(467,252

)

$

34,571

$

95,077

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

54,175

$

1,165,042

$

2,612,480

$

25,313,847

$

4,527,332

$

2,115,028

 Net transfers between Sub-Accounts and Fixed Account

(40,601

)

2,302,209

(10,818,426

)

36,097,676

4,848,362

905,065

 Withdrawals, surrenders, annuitizations and contract charges

(218,548

)

(279,960

)

(38,199,666

)

(38,386,294

)

(2,087,732

)

(11,130

)

 Net accumulation activity

$

(204,974

)

$

3,187,291

$

(46,405,612

)

$

23,025,229

$

7,287,962

$

3,008,963

Annuitization Activity:

 Annuitizations

$

 -

$

 -

$

168,718

$

348,049

$

1,534

$

 -

 Annuity payments and contract charges

 -

 -

(287,181

)

(347,667

)

(105

)

 -

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

 -

 -

(36,001

)

(32,276

)

(49

)

 -

 Net annuitization activity

$

 -

$

 -

$

(154,464

)

$

(31,894

)

$

1,380

$

 -

Increase (Decrease) in net assets from contract owner transactions

$

(204,974

)

$

3,187,291

$

(46,560,076

)

$

22,993,335

$

7,289,342

$

3,008,963

 Increase (Decrease) in net assets

$

(1,386,516

)

$

1,377,752

$

(43,801,251

)

$

22,526,083

$

7,323,913

$

3,104,040

Net Assets:

Beginning of year

$

2,777,404

$

1,399,652

$

301,095,084

$

278,569,001

$

3,104,040

$

 -

End of year

$

1,390,888

$

2,777,404

$

257,293,833

$

301,095,084

$

10,427,953

$

3,104,040

Units Transactions:

Beginning of year

662,983

192,652

24,640,912

21,080,519

326,874

 -

Purchase

17,643

194,248

248,178

2,599,677

501,152

229,953

 Transferred between Sub-Accounts and Fixed
Accumulation Account

(47,757

)

340,601

(987,124

)

3,663,203

670,533

98,206

Withdrawn, Surrendered and Annuitized

(77,526

)

(64,518

)

(2,916,951

)

(2,702,487

)

(233,319

)

(1,285

)

End of year

555,343

662,983

20,985,015

24,640,912

1,265,240

326,874

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

M1A

M1B

MC1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period End

Year Ended

Period End

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001 (a)

2002

2001 (a)

2002

2001 (a)

Operations:

Net investment income (loss)

$

(217,812

)

$

(15,700

)

$

(345,415

)

$

(29,540

)

$

(183,642

)

$

(15,181

)

Net realized gains (losses)

(731,683

)

(6,631

)

(798,785

)

(4,965

)

(1,705,465

)

(2,497

)

Net unrealized gains (losses)

(5,365,837

)

763,760

(7,657,729

)

575,726

(6,212,001

)

469,217

 Increase (Decrease) in net assets from operations

$

(6,315,332

)

$

741,429

$

(8,801,929

)

$

541,221

$

(8,101,108

)

$

451,539

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

9,269,451

$

5,422,456

$

15,870,561

$

10,459,061

$

9,276,606

$

5,080,329

 Net transfers between Sub-Accounts and Fixed Account

7,331,325

1,516,318

9,667,852

2,911,664

6,572,293

1,460,830

 Withdrawals, surrenders, annuitizations and contract charges

(870,069

)

(16,001

)

(1,208,871

)

(47,088

)

(718,323

)

(14,922

)

 Net accumulation activity

$

15,730,707

$

6,922,773

$

24,329,542

$

13,323,637

$

15,130,576

$

6,526,237

Annuitization Activity:

 Annuitizations

$

35,680

$

 -

$

 -

$

 -

$

12,591

$

 -

 Annuity payments and contract charges

(3,542

)

 -

 -

 -

(1,249

)

 -

 Net transfers between Sub-Accounts

 -

 -

 -

 -

 -

 -

 Adjustments to annuity reserves

(242

)

 -

 -

 -

(105

)

 -

 Net annuitization activity

$

31,896

$

 -

$

 -

$

 -

$

11,237

$

 -

Increase (Decrease) in net assets from contract owner transactions

$

15,762,603

$

6,922,773

$

24,329,542

$

13,323,637

$

15,141,813

$

6,526,237

 Increase (Decrease) in net assets

$

9,447,271

$

7,664,202

$

15,527,613

$

13,864,858

$

7,040,705

$

6,977,776

Net Assets:

Beginning of year

$

7,664,202

$

 -

$

13,864,858

$

 -

$

6,977,776

$

 -

End of year

$

17,111,473

$

7,664,202

$

29,392,471

$

13,864,858

$

14,018,481

$

6,977,776

Units Transactions:

Beginning of year

744,162

 -

1,419,642

 -

723,935

 -

Purchase

1,038,386

583,286

1,821,934

1,116,248

1,243,210

563,457

 Transferred between Sub-Accounts and Fixed
Accumulation Account

867,033

162,646

1,153,027

309,368

939,270

162,126

Withdrawn, Surrendered and Annuitized

(118,710

)

(1,770

)

(164,331

)

(5,974

)

(133,954

)

(1,648

)

End of year

2,530,871

744,162

4,230,272

1,419,642

2,772,461

723,935

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MCS

MCV

MF7

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Period Ended

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002 (c)

2002

2001 (a)

Operations:

Net investment income (loss)

$

(771,797

)

$

(810,794

)

$

(3,114

)

$

488,007

$

(21,736

)

Net realized gains (losses)

(21,346,885

)

(5,583,340

)

(1,361

)

97,317

2,485

Net unrealized gains (losses)

(16,922,656

)

(10,809,262

)

(1,522

)

1,664,976

(5,827

)

 Increase (Decrease) in net assets from operations

$

(39,041,338

)

$

(17,203,396

)

$

(5,997

)

$

2,250,300

$

(25,078

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

577,381

$

19,252,187

$

320,249

$

14,086,132

$

8,391,627

 Net transfers between Sub-Accounts and Fixed Account

8,776,726

51,511,542

394,325

12,078,989

2,139,891

 Withdrawals, surrenders, annuitizations and contract charges

(5,828,964

)

(4,541,036

)

(5,030

)

(2,051,922

)

(40,951

)

 Net accumulation activity

$

3,525,143

$

66,222,693

$

709,544

$

24,113,199

$

10,490,567

Annuitization Activity:

 Annuitizations

$

4,156

$

55,031

$

    -

$

14,159

$

    -

 Annuity payments and contract charges

(6,171

)

(1,822

)

    -

(1,612

)

    -

 Net transfers between Sub-Accounts

    -

    -

    -

    -

    -

 Adjustments to annuity reserves

(1,302

)

858

    -

(100

)

    -

 Net annuitization activity

$

(3,317

)

$

54,067

$

    -

$

12,447

$

    -

Increase (Decrease) in net assets from contract owner transactions

$

3,521,826

$

66,276,760

$

709,544

$

24,125,646

$

10,490,567

 Increase (Decrease) in net assets

$

(35,519,512

)

$

49,073,364

$

703,547

$

26,375,946

$

10,465,489

Net Assets:

Beginning of year

$

75,425,977

$

26,352,613

$

    -

$

10,465,489

$

    -

End of year

$

39,906,465

$

75,425,977

$

703,547

$

36,841,435

$

10,465,489

Units Transactions:

Beginning of year

10,773,649

2,851,533

    -

1,039,445

    -

Purchase

115,995

2,347,222

39,705

1,390,968

834,296

 Transferred between Sub-Accounts and Fixed Accumulation
Account

1,306,324

6,188,835

47,078

1,174,965

211,901

Withdrawn, Surrendered and Annuitized

(1,256,220

)

(613,941

)

(615

)

(206,296

)

(6,752

)

End of year

10,939,748

10,773,649

86,168

3,399,082

1,039,445

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c)   For the period May 01, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MFC

MFD

MFE

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period End

Year Ended

Period End

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001 (a)

2002

2001 (a)

2002

2001 (a)

Operations:

Net investment income (loss)

$

1,562,250

$

(17,247

)

$

(240,452

)

$

(23,645

)

$

185,518

$

(12,654

)

Net realized gains (losses)

(1,000,412

)

5,466

(802,353

)

(1,327

)

(765,472

)

(5,691

)

Net unrealized gains (losses)

72,066

104,223

(6,112,152

)

505,361

(1,748,961

)

(27,434

)

 Increase (Decrease) in net assets from operations

$

633,904

$

92,442

$

(7,154,957

)

$

480,389

$

(2,328,915

)

$

(45,779

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

13,016,093

$

5,291,548

$

9,979,560

$

7,920,862

$

3,856,688

$

3,911,698

 Net transfers between Sub-Accounts and Fixed Account

12,022,299

2,943,090

7,054,616

3,111,617

2,841,058

1,548,081

 Withdrawals, surrenders, annuitizations and
 contract charges

(1,357,205

)

(46,593

)

(870,610

)

(66,008

)

(455,394

)

(13,912

)

 Net accumulation activity

$

23,681,187

$

8,188,045

$

16,163,566

$

10,966,471

$

6,242,352

$

5,445,867

Annuitization Activity:

 Annuitizations

$

9,671

$

    -

$

16,904

$

    -

$

19,227

$

    -

 Annuity payments and contract charges

(470

)

    -

(1,669

)

    -

(1,626

)

    -

 Net transfers between Sub-Accounts

    -

    -

-

    -

    -

    -

 Adjustments to annuity reserves

(63

)

    -

(170

)

    -

(123

)

    -

 Net annuitization activity

$

9,138

$

    -

$

15,065

$

    -

$

17,478

$

    -

 Increase (Decrease) in net assets from contract
owner transactions

$

23,690,325

$

8,188,045

$

16,178,631

$

10,966,471

$

6,259,830

$

5,445,867

 Increase (Decrease) in net assets

$

24,324,229

$

8,280,487

$

9,023,674

$

11,446,860

$

3,930,915

$

5,400,088

Net Assets:

Beginning of year

$

8,280,487

$

    -

$

11,446,860

$

    -

$

5,400,088

$

    -

End of year

$

32,604,716

$

8,280,487

$

20,470,534

$

11,446,860

$

9,331,003

$

5,400,088

Units Transactions:

Beginning of year

838,150

    -

1,178,384

    -

605,177

    -

Purchase

1,321,172

541,269

1,195,273

860,728

494,247

433,053

 Transferred between Sub-Accounts and Fixed
Accumulation Account

1,246,987

301,734

914,462

325,336

359,375

173,796

Withdrawn, Surrendered and Annuitized

(139,539

)

(4,853

)

(124,776

)

(7,680

)

(67,302

)

(1,672

)

End of year

3,266,770

838,150

3,163,343

1,178,384

1,391,497

605,177

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MFF

MFJ

MFK

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period End

Year Ended

Period End

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001 (a)

2002

2001 (a)

2002

2001 (a)

Operations:

Net investment income (loss)

$

(136,136

)

$

(10,929

)

$

1,148,316

$

(65,275

)

$

1,395,817

$

(56,822

)

Net realized gains (losses)

(652,171

)

(1,123

)

1,739,397

(9,727

)

(9,501

)

4,476

Net unrealized gains (losses)

(3,167,964

)

279,763

(10,314,011

)

782,663

3,096,017

(143,144

)

 Increase (Decrease) in net assets from
 operations

$

(3,956,271

)

$

267,711

$

(7,426,298

)

$

707,661

$

4,482,333

$

(195,490

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

6,120,600

$

3,936,656

$

59,652,592

$

22,840,059

$

32,428,415

$

22,105,464

 Net transfers between Sub-Accounts and Fixed Account

3,111,019

920,802

42,745,374

6,927,475

36,864,681

2,013,815

 Withdrawals, surrenders, annuitizations and
 contract charges

(643,652

)

(12,073

)

(4,649,697

)

(120,919

)

(4,331,047

)

(104,814

)

 Net accumulation activity

$

8,587,967

$

4,845,385

$

97,748,269

$

29,646,615

$

64,962,049

$

24,014,465

Annuitization Activity:

 Annuitizations

$

1,514

$

    -

$

59,472

$

    -

$

28,565

$

    -

 Annuity payments and contract charges

(87

)

    -

(6,709

)

    -

(3,252

)

    -

 Net transfers between Sub-Accounts

-

    -

    -

    -

-

    -

 Adjustments to annuity reserves

(37

)

    -

(377

)

    -

(199

)

    -

 Net annuitization activity

$

1,390

$

    -

$

52,386

$

    -

$

25,114

$

    -

 Increase (Decrease) in net assets from contract
owner transactions

$

8,589,357

$

4,845,385

$

97,800,655

$

29,646,615

$

64,987,163

$

24,014,465

 Increase (Decrease) in net assets

$

4,633,086

$

5,113,096

$

90,374,357

$

30,354,276

$

69,469,496

$

23,818,975

Net Assets:

Beginning of year

$

5,113,096

$

    -

$

30,354,276

$

    -

$

23,818,975

$

    -

End of year

$

9,746,182

$

5,113,096

$

120,728,633

$

30,354,276

$

93,288,471

$

23,818,975

Units Transactions:

Beginning of year

526,836

    -

3,047,596

    -

2,355,604

    -

Purchase

736,254

427,885

6,122,165

2,353,498

3,198,551

2,170,001

 Transferred between Sub-Accounts and Fixed
Accumulation Account

380,778

100,322

4,426,034

710,260

3,497,333

196,430

Withdrawn, Surrendered and Annuitized

(93,745

)

(1,371

)

(547,506

)

(16,162

)

(493,369

)

(10,827

)

End of year

1,550,123

526,836

13,048,289

3,047,596

8,558,119

2,355,604

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MFL

MI1

MII

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period End

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001 (a)

2002

2001 (a)

2002

2001

Operations:

Net investment income (loss)

$

(209,140

)

$

(43,338

)

$

(11,170

)

$

(1,204

)

$

(332,754

)

$

455,191

Net realized gains (losses)

(751,300

)

(4,160

)

158,321

1,655

(5,788,484

)

4,462,907

Net unrealized gains (losses)

(8,870,924

)

491,228

(87,353

)

4,445

1,710,751

(17,523,716

)

 Increase (Decrease) in net assets from
 operations

$

(9,831,364

)

$

443,730

$

59,798

$

4,896

$

(4,410,487

)

$

(12,605,618

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

21,868,525

$

13,956,914

$

1,096,678

$

411,528

$

421,727

$

3,631,371

 Net transfers between Sub-Accounts and Fixed
 Account

17,725,359

4,583,160

666,775

6,166

(1,131,388

)

(1,920,625

)

 Withdrawals, surrenders, annuitizations and
 contract charges

(1,865,378

)

(42,414

)

(47,221

)

(241

)

(7,941,573

)

(7,297,037

)

 Net accumulation activity

$

37,728,506

$

18,497,660

$

1,716,232

$

417,453

$

(8,651,234

)

$

(5,586,291

)

Annuitization Activity:

 Annuitizations

$

3,883

$

    -

$

    -

$

    -

$

    -

$

3,600

 Annuity payments and contract charges

(242

)

    -

    -

    -

(29,483

)

(26,064

)

 Net transfers between Sub-Accounts

    -

    -

    -

    -

    -

    -

 Adjustments to annuity reserves

(108

)

    -

    -

    -

(12,135

)

5,673

 Net annuitization activity

$

3,533

$

    -

$

    -

$

    -

$

(41,618

)

$

(16,791

)

 Increase (Decrease) in net assets from contract
owner transactions

$

37,732,039

$

18,497,660

$

1,716,232

$

417,453

$

(8,692,852

)

$

(5,603,082

)

 Increase (Decrease) in net assets

$

27,900,675

$

18,941,390

$

1,776,030

$

422,349

$

(13,103,339

)

$

(18,208,700

)

Net Assets:

Beginning of year

$

18,941,390

$

    -

$

422,349

$

    -

$

61,526,355

$

79,735,055

End of year

$

46,842,065

$

18,941,390

$

2,198,379

$

422,349

$

48,423,016

$

61,526,355

Units Transactions:

Beginning of year

1,960,395

    -

45,114

    -

5,653,736

5,941,691

Purchase

2,467,270

1,483,159

117,862

44,414

40,036

400,258

 Transferred between Sub-Accounts and Fixed
Accumulation Account

2,059,574

482,689

95,885

749

(114,421

)

(86,482

)

Withdrawn, Surrendered and Annuitized

(251,389

)

(5,453

)

(5,427

)

(49

)

(734,285

)

(601,731

)

End of year

6,235,850

1,960,395

253,434

45,114

4,845,066

5,653,736

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MIS

MIT

MM1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001 (a)

Operations:

Net investment income (loss)

$

(7,134,480

)

$

(10,560,506

)

$

(4,880,066

)

$

(11,131,153

)

$

(215,337

)

$

11,373

Net realized gains (losses)

(119,932,703

)

57,468,214

(149,023,111

)

150,337,332

    -

    -

Net unrealized gains (losses)

(71,931,453

)

(306,123,669

)

(193,397,289

)

(504,032,324

)

    -

    -

 Increase (Decrease) in net assets from
 operations

$

(198,998,636

)

$

(259,215,961

)

$

(347,300,466

)

$

(364,826,145

)

$

(215,337

)

$

11,373

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

5,247,825

$

93,725,331

$

13,205,858

$

102,958,111

$

78,441,041

$

22,578,965

 Net transfers between Sub-Accounts and
 Fixed Account

(73,387,309

)

41,379,579

(131,535,540

)

16,368,069

11,644,385

(1,496,530

)

 Withdrawals, surrenders, annuitizations and
 contract charges

(54,468,052

)

(59,511,624

)

(177,865,737

)

(198,691,283

)

(57,616,155

)

(715,868

)

 Net accumulation activity

$

(122,607,536

)

$

75,593,286

$

(296,195,419

)

$

(79,365,103

)

$

32,469,271

$

20,366,567

Annuitization Activity:

 Annuitizations

$

13,393

$

355,145

$

123,802

$

1,423,428

$

13,887

$

112,057

 Annuity payments and contract charges

(198,590

)

(236,630

)

(1,112,911

)

(1,412,825

)

(15,218

)

    -

 Net transfers between Sub-Accounts

    -

    -

    -

    -

    -

    -

 Adjustments to annuity reserves

(32,966

)

(182,032

)

(10,444

)

(225,568

)

11,950

(5,603

)

 Net annuitization activity

$

(218,163

)

$

(63,517

)

$

(999,553

)

$

(214,965

)

$

10,619

$

106,454

 Increase (Decrease) in net assets from contract
owner transactions

$

(122,825,699

)

$

75,529,769

$

(297,194,972

)

$

(79,580,068

)

$

32,479,890

$

20,473,021

 Increase (Decrease) in net assets

$

(321,824,335

)

$

(183,686,192

)

$

(644,495,438

)

$

(444,406,213

)

$

32,264,553

$

20,484,394

Net Assets:

Beginning of year

$

733,044,616

$

916,730,808

$

1,672,347,859

$

2,116,754,072

$

20,484,394

$

-

End of year

$

411,220,281

$

733,044,616

$

1,027,852,421

$

1,672,347,859

$

52,748,947

$

20,484,394

Units Transactions:

Beginning of year

82,854,696

70,352,554

114,934,813

107,858,561

2,033,294

-

Purchase

734,385

11,737,512

1,264,050

10,770,919

7,923,676

2,254,021

 Transferred between Sub-Accounts and Fixed
Accumulation Account

(10,701,366

)

6,640,237

(10,650,348

)

6,780,367

1,163,800

(149,287

)

Withdrawn, Surrendered and Annuitized

(7,056,802

)

(5,875,607

)

(12,063,668

)

(10,475,034

)

(5,841,707

)

(71,440

)

End of year

65,830,913

82,854,696

93,484,847

114,934,813

5,279,063

2,033,294

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MMS

MS1

MSS

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Period End

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001 (a)

2002

2001

Operations:

Net investment income (loss)

$

(907,959

)

$

11,660,134

$

(27,553

)

$

(2,332

)

$

(2,704,683

)

$

(4,613,849

)

Net realized gains (losses)

    -

    -

(84,808

)

(321

)

(74,284,868

)

20,072,878

Net unrealized gains (losses)

    -

    -

(469,552

)

44,756

12,808,077

(197,494,828

)

 Increase (Decrease) in net assets from
 operations

$

(907,959

)

$

11,660,134

$

(581,913

)

$

42,103

$

(64,181,474

)

$

(182,035,799

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

27,424,518

$

120,144,574

$

1,275,192

$

623,414

$

2,123,359

$

11,289,111

 Net transfers between Sub-Accounts and Fixed
 Account

304,930,662

398,556,666

832,853

90,928

(28,773,717

)

(38,232,278

)

 Withdrawals, surrenders, annuitizations and
 contract charges

(404,066,221

)

(284,802,038

)

(40,892

)

(258

)

(27,745,455

)

(43,762,901

)

 Net accumulation activity

$

(71,711,041

)

$

233,899,202

$

2,067,153

$

714,084

$

(54,395,813

)

$

(70,706,068

)

Annuitization Activity:

 Annuitizations

$

405,606

$

2,296,745

$

    -

$

    -

$

17,607

$

96,446

 Annuity payments and contract charges

(523,684

)

(436,283

)

    -

    -

(128,925

)

(308,911

)

 Net transfers between Sub-Accounts

    -

    -

    -

    -

    -

    -

 Adjustments to annuity reserves

(188,394

)

83,978

    -

    -

49,975

34,088

 Net annuitization activity

$

(306,472

)

$

1,944,440

$

    -

$

    -

$

(61,343

)

$

(178,377

)

 Increase (Decrease) in net assets from contract
owner transactions

$

(72,017,513

)

$

235,843,642

$

2,067,153

$

714,084

$

(54,457,156

)

$

(70,884,445

)

 Increase (Decrease) in net assets

$

(72,925,472

)

$

247,503,776

$

1,485,240

$

756,187

$

(118,638,630

)

$

(252,920,244

)

Net Assets:

Beginning of year

$

654,496,482

$

406,992,706

$

756,187

$

    -

$

262,609,717

$

515,529,961

End of year

$

581,571,010

$

654,496,482

$

2,241,427

$

756,187

$

143,971,087

$

262,609,717

Units Transactions:

Beginning of year

53,824,814

33,305,762

78,580

    -

18,605,449

20,880,787

Purchase

2,326,155

11,568,946

148,920

69,314

196,173

1,469,485

 Transferred between Sub-Accounts and Fixed
Accumulation Account

23,907,421

31,706,938

98,110

9,746

(2,525,023

)

(1,469,955

)

Withdrawn, Surrendered and Annuitized

(32,101,164

)

(22,756,832

)

(5,483

)

(480

)

(2,023,261

)

(2,274,868

)

End of year

47,957,226

53,824,814

320,127

78,580

14,253,338

18,605,449

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MV1

MVS

NWD

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period End

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001 (a)

2002

2001

2002

2001

Operations:

Net investment income (loss)

$

(288,205

)

$

(35,018

)

$

(1,788,447

)

$

(2,010,422

)

$

(2,714,943

)

$

(3,165,736

)

Net realized gains (losses)

(445,012

)

(5,510

)

(7,695,407

)

8,023,884

(30,404,508

)

14,119,555

Net unrealized gains (losses)

(6,225,586

)

606,318

(41,295,066

)

(21,401,182

)

(50,324,918

)

(25,561,298

)

 Increase (Decrease) in net assets from
 operations

$

(6,958,803

)

$

565,790

$

(50,778,920

)

$

(15,387,720

)

$

(83,444,369

)

$

(14,607,479

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

23,502,723

$

12,101,250

$

3,408,819

$

51,364,831

$

2,090,760

$

27,155,543

 Net transfers between Sub-Accounts and
 Fixed Account

15,143,367

3,838,708

59,392,114

142,328,767

5,369,734

39,309,158

 Withdrawals, surrenders, annuitizations and
 contract charges

(1,780,238

)

(27,665

)

(34,569,709

)

(17,617,507

)

(20,081,316

)

(16,785,806

)

 Net accumulation activity

$

36,865,852

$

15,912,293

$

28,231,224

$

176,076,091

$

(12,620,822

)

$

49,678,895

Annuitization Activity:

 Annuitizations

$

30,917

$

    -

$

53,981

$

55,386

$

7,955

$

51,708

 Annuity payments and contract charges

(3,478

)

    -

(83,781

)

(29,404

)

(53,628

)

(63,397

)

 Net transfers between Sub-Accounts

    -

    -

    -

    -

    -

    -

 Adjustments to annuity reserves

(182

)

    -

9,520

503

10,363

(170,947

)

 Net annuitization activity

$

27,257

$

    -

$

(20,280

)

$

26,485

$

(35,310

)

$

(182,636

)

 Increase (Decrease) in net assets from contract
owner transactions

$

36,893,109

$

15,912,293

$

28,210,944

$

176,102,576

$

(12,656,132

)

$

49,496,259

 Increase (Decrease) in net assets

$

29,934,306

$

16,478,083

$

(22,567,976

)

$

160,714,856

$

(96,100,501

)

$

34,888,780

Net Assets:

Beginning of year

$

16,478,083

$

    -

$

283,811,117

$

123,096,261

$

238,495,660

$

203,606,880

End of year

$

46,412,389

$

16,478,083

$

261,243,141

$

283,811,117

$

142,395,159

$

238,495,660

Units Transactions:

Beginning of year

1,683,747

    -

23,493,630

9,015,915

20,720,859

15,196,096

Purchase

2,487,816

1,280,991

300,117

4,442,378

233,498

2,983,543

 Transferred between Sub-Accounts and Fixed
Accumulation Account

1,606,037

406,378

4,497,497

11,476,970

58,334

3,954,406

Withdrawn, Surrendered and Annuitized

(210,396

)

(3,622

)

(3,054,512

)

(1,441,633

)

(2,078,064

)

(1,413,186

)

End of year

5,567,204

1,683,747

25,236,732

23,493,630

18,934,627

20,720,859

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

RE1

RES

RG1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period End

Year Ended

Year Ended

Period End

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001 (a)

2002

2001

2002

2001 (a)

Operations:

Net investment income (loss)

$

(67,789

)

$

(6,410

)

$

(5,858,452

)

$

(12,892,474

)

$

(45,939

)

$

(6,171

)

Net realized gains (losses)

(254,138

)

(1,901

)

(108,793,269

)

186,687,243

(230,597

)

(310

)

Net unrealized gains (losses)

(1,697,049

)

130,966

(76,663,943

)

(436,949,645

)

(1,218,737

)

115,329

 Increase (Decrease) in net assets from
 operations

$

(2,018,976

)

$

122,655

$

(191,315,664

)

$

(263,154,876

)

$

(1,495,273

)

$

108,848

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

4,242,954

$

2,324,180

$

5,472,218

$

33,023,849

$

3,010,742

$

2,232,502

 Net transfers between Sub-Accounts and
 Fixed Account

2,140,618

665,758

(88,792,346

)

(48,545,569

)

1,913,779

812,849

 Withdrawals, surrenders, annuitizations and
 contract charges

(358,358

)

(7,022

)

(80,061,036

)

(89,556,168

)

(176,671

)

(2,207

)

 Net accumulation activity

$

6,025,214

$

2,982,916

$

(163,381,164

)

$

(105,077,888

)

$

4,747,850

$

3,043,144

Annuitization Activity:

 Annuitizations

$

14,080

$

    -

$

205,089

$

695,890

$

    -

$

    -

 Annuity payments and contract charges

(1,562

)

    -

(443,321

)

(583,897

)

    -

    -

 Net transfers between Sub-Accounts

    -

    -

    -

    -

    -

    -

 Adjustments to annuity reserves

(82

)

    -

(11,367

)

(50,656

)

    -

    -

 Net annuitization activity

$

12,436

$

    -

$

(249,599

)

$

61,337

$

    -

$

    -

 Increase (Decrease) in net assets from contract
owner transactions

$

6,037,650

$

2,982,916

$

(163,630,763

)

$

(105,016,551

)

$

4,747,850

$

3,043,144

 Increase (Decrease) in net assets

$

4,018,674

$

3,105,571

$

(354,946,427

)

$

(368,171,427

)

$

3,252,577

$

3,151,992

Net Assets:

Beginning of year

$

3,105,571

$

    -

$

797,021,574

$

1,165,193,001

$

3,151,992

$

    -

End of year

$

7,124,245

$

3,105,571

$

442,075,147

$

797,021,574

$

6,404,569

$

3,151,992

Units Transactions:

Beginning of year

322,046

    -

52,722,243

55,319,325

317,814

    -

Purchase

470,796

251,194

561,796

3,561,995

327,374

232,777

 Transferred between Sub-Accounts and Fixed
Accumulation Account

251,596

71,606

(7,211,797

)

(1,321,457

)

213,503

85,267

Withdrawn, Surrendered and Annuitized

(46,060

)

(754

)

(5,725,979

)

(4,837,620

)

(22,481

)

(230

)

End of year

998,378

322,046

40,346,263

52,722,243

836,210

317,814

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

RGS

RI1

RSS

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Period End

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001 (a)

2002

2001

Operations:

Net investment income (loss)

$

(555,270

)

$

(906,833

)

$

(54,322

)

$

(4,688

)

$

(863,071

)

$

(537,585

)

Net realized gains (losses)

(7,741,158

)

1,336,577

58,965

3,692

(7,463,512

)

(1,661,301

)

Net unrealized gains (losses)

(12,060,128

)

(12,327,169

)

(456,169

)

45,160

(1,595,805

)

(15,932,390

)

 Increase (Decrease) in net assets from
 operations

$

(20,356,556

)

$

(11,897,425

)

$

(451,526

)

$

44,164

$

(9,922,388

)

$

(18,131,276

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

1,048,639

$

9,914,663

$

2,533,779

$

1,932,638

$

697,367

$

11,956,162

 Net transfers between Sub-Accounts and
 Fixed Account

(2,307,270

)

14,277,369

1,350,318

559,724

(2,491,157

)

9,630,619

 Withdrawals, surrenders, annuitizations and
 contract charges

(8,701,049

)

(9,102,663

)

(210,884

)

(2,994

)

(6,390,353

)

(5,629,245

)

 Net accumulation activity

$

(9,959,680

)

$

15,089,369

$

3,673,213

$

2,489,368

$

(8,184,143

)

$

15,957,536

Annuitization Activity:

 Annuitizations

$

2,713

$

73,209

$

    -

$

    -

$

2,014

$

20,666

 Annuity payments and contract charges

(30,608

)

(31,866

)

    -

    -

(12,224

)

(15,206

)

 Net transfers between Sub-Accounts

    -

    -

    -

    -

-

-

 Adjustments to annuity reserves

9,199

10,366

    -

    -

17,684

(165,002

)

 Net annuitization activity

$

(18,696

)

$

51,709

$

    -

$

    -

$

7,474

$

(159,542

)

 Increase (Decrease) in net assets from contract
owner transactions

$

(9,978,376

)

$

15,141,078

$

3,673,213

$

2,489,368

$

(8,176,669

)

$

15,797,994

 Increase (Decrease) in net assets

$

(30,334,932

)

$

3,243,653

$

3,221,687

$

2,533,532

$

(18,099,057

)

$

(2,333,282

)

Net Assets:

Beginning of year

$

92,120,442

$

88,876,789

$

2,533,532

$

    -

$

79,918,982

$

82,252,264

End of year

$

61,785,510

$

92,120,442

$

5,755,219

$

2,533,532

$

61,819,925

$

79,918,982

Units Transactions:

Beginning of year

8,941,881

7,294,221

269,147

    -

9,379,991

7,446,099

Purchase

124,729

1,032,466

282,860

208,862

87,486

1,417,311

 Transferred between Sub-Accounts and Fixed
Accumulation Account

(338,644

)

1,430,384

160,946

60,618

(389,802

)

1,122,269

Withdrawn, Surrendered and Annuitized

(933,741

)

(815,190

)

(24,637

)

(333

)

(772,039

)

(605,688

)

End of year

7,794,225

8,941,881

688,316

269,147

8,305,636

9,379,991

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

SG1

SGS

SI1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period End

Year Ended

Year Ended

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001 (a)

2002

2001

2002

2001 (a)

Operations:

Net investment income (loss)

$

(61,762

)

(4,654

)

$

(750,149

)

$

(1,165,779

)

$

191,974

$

(4,694

)

Net realized gains (losses)

(185,417

)

377

(20,806,722

)

(11,626,352

)

(6,301

)

4

Net unrealized gains (losses)

(1,204,502

)

133,618

(128,140

)

(13,724,652

)

373,972

6,560

 Increase (Decrease) in net assets from
 operations

$

(1,451,681

)

$

129,341

$

(21,685,011

)

$

(26,516,783

)

$

559,645

$

1,870

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

2,883,270

$

1,461,889

$

585,833

$

16,018,990

$

4,963,366

$

1,900,686

 Net transfers between Sub-Accounts and
 Fixed Account

1,790,560

397,812

(9,899,150

)

3,864,073

5,231,040

687,480

 Withdrawals, surrenders, annuitizations and
 contract charges

(210,774

)

(3,128

)

(4,686,831

)

(6,162,377

)

(440,592

)

(8,373

)

 Net accumulation activity

$

4,463,056

$

1,856,573

$

(14,000,148

)

$

13,720,686

$

9,753,814

$

2,579,793

Annuitization Activity:

 Annuitizations

$

    -

$

    -

$

    -

$

    -

$

10,146

$

    -

 Annuity payments and contract charges

    -

    -

(18,603

)

(30,441

)

(495

)

    -

 Net transfers between Sub-Accounts

    -

    -

    -

    -

    -

    -

 Adjustments to annuity reserves

    -

    -

184

(1,559

)

(67

)

    -

 Net annuitization activity

$

    -

$

    -

$

(18,419

)

$

(32,000

)

$

9,584

$

    -

 Increase (Decrease) in net assets from contract
owner transactions

$

4,463,056

$

1,856,573

$

(14,018,567

)

$

13,688,686

$

9,763,398

$

2,579,793

 Increase (Decrease) in net assets

$

3,011,375

$

1,985,914

$

(35,703,578

)

$

(12,828,097

)

$

10,323,043

$

2,581,663

Net Assets:

Beginning of year

$

1,985,914

$

    -

$

73,896,639

$

86,724,736

$

2,581,663

$

    -

End of year

$

4,997,289

$

1,985,914

$

38,193,061

$

73,896,639

$

12,904,706

$

2,581,663

Units Transactions:

Beginning of year

204,017

    -

10,760,916

9,076,449

256,166

    -

Purchase

338,189

161,338

105,257

2,085,736

487,952

188,852

 Transferred between Sub-Accounts and Fixed
Accumulation Account

216,838

43,013

(1,965,055

)

423,866

510,730

68,301

Withdrawn, Surrendered and Annuitized

(29,583

)

(334

)

(845,072

)

(825,135

)

(43,656

)

(987

)

End of year

729,461

204,017

8,056,046

10,760,916

1,211,192

256,166

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

SIS

SVS

TE1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Period Ended

Year Ended

Period End

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002 (c)

2002

2001 (a)

Operations:

Net investment income (loss)

$

1,554,079

$

789,749

$

(4,896

)

$

(24,264

)

$

(1,807

)

Net realized gains (losses)

(136,444

)

134,823

(14,385

)

(581,207

)

623

Net unrealized gains (losses)

1,673,376

(228,750

)

(17,654

)

(740,856

)

69,805

 Increase (Decrease) in net assets from operations

$

3,091,011

$

695,822

$

(36,935

)

$

(1,346,327

)

$

68,621

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

610,153

$

6,354,621

$

634,920

$

965,988

$

674,130

 Net transfers between Sub-Accounts and Fixed Account

12,069,495

11,423,229

477,067

1,013,832

204,254

 Withdrawals, surrenders, annuitizations and contract
 charges

(6,867,834

)

(4,217,706

)

(2,950

)

(69,702

)

(3,015

)

 Net accumulation activity

$

5,811,814

$

13,560,144

$

1,109,037

$

1,910,118

$

875,369

Annuitization Activity:

 Annuitizations

$

18,058

$

79,128

$

    -

$

    -

$

    -

 Annuity payments and contract charges

(15,382

)

(3,898

)

    -

    -

    -

 Net transfers between Sub-Accounts

    -

    -

    -

    -

    -

 Adjustments to annuity reserves

2,990

(166

)

    -

    -

    -

 Net annuitization activity

$

5,666

$

75,064

$

    -

$

    -

$

    -

 Increase (Decrease) in net assets from contract owner
ransactions

$

5,817,480

$

13,635,208

$

1,109,037

$

1,910,118

$

875,369

 Increase (Decrease) in net assets

$

8,908,491

$

14,331,030

$

1,072,102

$

563,791

$

943,990

Net Assets:

Beginning of year

$

47,304,649

$

32,973,619

$

    -

$

943,990

$

    -

End of year

$

56,213,140

$

47,304,649

$

1,072,102

$

1,507,781

$

943,990

Units Transactions:

Beginning of year

4,516,487

3,196,230

    -

97,036

    -

Purchase

57,637

622,153

73,782

127,501

75,537

 Transferred between Sub-Accounts and Fixed
Accumulation Account

1,128,600

1,104,586

57,721

83,609

21,813

Withdrawn, Surrendered and Annuitized

(642,256

)

(406,482

)

(374

)

(15,286

)

(314

)

End of year

5,060,468

4,516,487

131,129

292,860

97,036

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c)   For the period May 01, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

TEC

TRS

UTS

Sub-Account

Sub-Account

Sub-Account

Year Ended

Period End

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001

Operations:

Net investment income (loss)

$

(310,004

)

$

(491,062

)

$

29,455,337

$

34,428,747

$

6,800,573

$

11,839,281

Net realized gains (losses)

(15,007,510

)

(10,062,301

)

259,687

98,329,047

(81,991,651

)

47,384,065

Net unrealized gains (losses)

285,045

(7,913,413

)

(150,961,795

)

(150,652,905

)

(20,699,790

)

(205,731,165

)

 Increase (Decrease) in net assets from
 operations

$

(15,032,469

)

$

(18,466,776

)

$

(121,246,771

)

$

(17,895,111

)

$

(95,890,868

)

$

(146,507,819

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

326,349

$

11,041,196

$

22,336,098

$

112,697,930

$

3,077,015

$

42,189,616

 Net transfers between Sub-Accounts and
 Fixed Account

(2,765,518

)

11,130,923

66,326,479

164,008,436

(62,977,839

)

12,685,526

 Withdrawals, surrenders, annuitizations and
 contract charges

(2,361,729

)

(1,853,689

)

(254,641,685

)

(253,192,238

)

(39,387,069

)

(52,983,808

)

 Net accumulation activity

$

(4,800,898

)

$

20,318,430

$

(165,979,108

)

$

23,514,128

$

(99,287,893

)

$

1,891,334

Annuitization Activity:

 Annuitizations

$

4,047

$

31,203

$

857,592

$

1,646,637

$

78,444

$

288,905

 Annuity payments and contract charges

(1,602

)

(1,584

)

(1,899,909

)

(2,139,784

)

(159,469

)

(282,580

)

 Net transfers between Sub-Accounts

    -

    -

    -

    -

    -

    -

 Adjustments to annuity reserves

(1,820

)

4,387

(225,182

)

(101,431

)

(965

)

(29,847

)

 Net annuitization activity

$

625

$

34,006

$

(1,267,499

)

$

(594,578

)

$

(81,990

)

$

(23,522

)

 Increase (Decrease) in net assets from contract
owner transactions

$

(4,800,273

)

$

20,352,436

$

(167,246,607

)

$

22,919,550

$

(99,369,883

)

$

1,867,812

 Increase (Decrease) in net assets

$

(19,832,742

)

$

1,885,660

$

(288,493,378

)

$

5,024,439

$

(195,260,751

)

$

(144,640,007

)

Net Assets:

Beginning of year

$

33,859,676

$

31,974,016

$

1,718,764,462

$

1,713,740,023

$

406,075,169

$

550,715,176

End of year

$

14,026,934

$

33,859,676

$

1,430,271,084

$

1,718,764,462

$

210,814,418

$

406,075,169

Units Transactions:

Beginning of year

7,440,220

4,222,099

92,999,406

83,439,751

32,768,627

28,782,441

Purchase

98,644

1,807,292

1,571,661

9,552,696

329,869

4,290,031

 Transferred between Sub-Accounts and Fixed
Accumulation Account

(997,372

)

1,799,240

4,835,599

12,131,675

(6,709,518

)

2,686,643

Withdrawn, Surrendered and Annuitized

(729,945

)

(388,411

)

(13,374,051

)

(12,124,716

)

(3,486,403

)

(2,990,488

)

End of year

5,811,547

7,440,220

86,032,615

92,999,406

22,902,575

32,768,627

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

OCA

OMG

OMS

PRR

PTR

SC3

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Period Ended

Year Ended

Period Ended

Period Ended

Period Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

Operations:

Net investment income (loss)

$

(462

)

$

(396

)

$

(312

)

$

814

$

3,165

$

9,406

Net realized gains (losses)

36

(18

)

3

897

12,253

10,623

Net unrealized gains (losses)

(1,497

)

(4,219

)

(3,130

)

12,367

6,615

(13,245

)

 Increase (Decrease) in net assets from
 operations

$

(1,923

)

$

(4,633

)

$

(3,439

)

$

14,078

$

22,033

$

6,784

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

156,995

$

156,268

$

134,786

$

341,636

$

856,459

$

152,857

 Net transfers between Sub-Accounts and
 Fixed Account

23,442

29,117

22,872

158,847

621,396

114,892

 Withdrawals, surrenders, annuitizations and
 contract charges

    -

    -

(159

)

(3,528

)

(4,945

)

(577

)

 Net accumulation activity

$

180,437

$

185,385

$

157,499

$

496,955

$

1,472,910

$

267,172

Annuitization Activity:

 Annuitizations

$

    -

$

    -

$

    -

$

    -

$

    -

$

    -

 Annuity payments and contract charges

    -

    -

    -

    -

    -

    -

 Net transfers between Sub-Accounts

    -

    -

    -

    -

    -

    -

 Adjustments to annuity reserves

    -

    -

    -

    -

    -

    -

 Net annuitization activity

$

    -

$

    -

$

    -

$

    -

$

    -

$

    -

 Increase (Decrease) in net assets from contract
owner transactions

$

180,437

$

185,385

$

157,499

$

496,955

$

1,472,910

$

267,172

 Increase (Decrease) in net assets

$

178,514

$

180,752

$

154,060

$

511,033

$

1,494,943

$

273,956

Net Assets:

Beginning of year

$

    -

$

    -

$

    -

$

    -

$

    -

$

    -

End of year

$

178,514

$

180,752

$

154,060

$

511,033

$

1,494,943

$

273,956

Units Transactions:

Beginning of year

    -

    -

    -

    -

    -

    -

Purchase

14,308

15,060

13,047

33,401

83,697

15,514

 Transferred between Sub-Accounts and Fixed
Accumulation Account

2,195

2,795

2,210

15,485

60,923

11,742

Withdrawn, Surrendered and Annuitized

    -

    -

(15

)

(339

)

(557

)

(58

)

End of year

16,503

17,855

15,242

48,547

144,063

27,198

(b)   For the period August 05, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts and Regatta Masters Flex contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exist in accordance with the regulations of the Delaware insurance department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the Funds are: MFS/Sun Life Series Trust (the "Series Trust").  With respect to the Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts and Regatta Masters Flex contracts, the funds are: Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Funds and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds values their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

Level 1

Level 2

Level 3

Level 4

Level 5

Level 6

Regatta contracts

1.25%

-

-

-

-

-

Regatta Gold contracts

1.25%

-

-

-

-

-

Regatta Classic contracts

1.00%

-

-

-

-

-

Regatta Platinum contracts

1.25%

-

-

-

-

-

Regatta Extra contracts

1.30%

1.45%

1.55%

1.70%

-

-

Regatta Choice contracts

0.85%

1.00%

1.10%

1.15%

1.25%

1.40%

Regatta Access contracts

1.00%

1.15%

1.25%

1.40%

1.50%

1.65%

Regatta Flex 4 contracts

0.95%

1.10%

1.20%

1.35%

1.45%

1.60%

Regatta Flex II contracts

1.30%

1.50%

1.55%

1.70%

1.75%

1.90%

Regatta Choice II contracts

1.05%

1.25%

1.30%

1.45%

1.50%

1.65%

Regatta Masters Extra contracts

1.40%

1.60%

1.65%

1.80%

1.85%

2.00%

Regatta Masters Choice contracts

1.05%

1.25%

1.30%

1.45%

1.50%

1.65%

Regatta Masters Access contracts

1.35%

1.55%

1.60%

1.75%

1.80%

1.95%

Regatta Masters Flex contracts

1.30%

1.50%

1.55%

1.70%

1.75%

1.90%

Each year on the account anniversary, an account administration fee ("Account Fee") is equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex contracts (after account year 5, the account fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust.  Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust.  Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .58% to 1.82% and 1.25% of the funds net assets, respectively.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Platinum and Regatta Flex 4 a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates.  In the case of Regatta Choice a withdrawal charge of up to 7% and in the case of Regatta, Regatta Gold, Regatta Extra, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, and Regatta Masters Flex contracts, a withdrawal charge  of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Regatta Masters Extra and Regatta Masters Choice and an effective annual rate of 0.20% of the net assets attributable to Regatta Masters Access and Regatta Masters Flex contracts.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2002, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statement of Changes in Net Assets.

MFS/Sun Life Series Trust:

Contract Charges

Surrender Charges

 Bond S Class

$

3,044

$

15,759

 Bond Series

50,736

193,201

 Capital Appreciation S Class

3,639

12,527

 Capital Appreciation Series

455,489

764,197

 Capital Opportunities S Class

2,622

4,224

 Capital Opportunities Series

195,898

349,034

 Emerging Growth S Class

2,819

8,362

 Emerging Growth Series

369,832

237,135

 Emerging Markets Equity S Class

461

1,158

 Emerging Markets Equity Series

23,717

36,481

 Global Asset Allocation S Class

172

740

 Global Asset Allocation Series

35,534

70,306

 Global Governments S Class

367

4,963

 Global Governments Series

29,295

78,012

 Global Growth S Class

639

1,872

 Global Growth Series

106,987

315,751

 Global Telecommunications S Class

163

-

 Global Telecommunications Series

1,857

343

 Global Total Return S Class

559

756

 Global Total Return Series

34,896

54,652

 Government Securities S Class

7,273

60,617

 Government Securities Series

211,668

1,269,121

 High Yield S Class

3,906

15,357

 High Yield Series

119,441

360,395

 International Growth Series

59,398

53,975

 International Growth S Class

2,110

3,687

 International Investors Trust S Class

223

1,774

 International Investors Trust Series

28,208

30,381

 Managed Sectors S Class

273

181

 Managed Sectors Series

136,841

245,331


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

MFS/Sun Life Series Trust - continued

Contract Charges

Surrender Charges

 Massachusetts Investors Growth Stock S Class

$

5,284

$

25,120

 Massachusetts Investors Growth Stock Series

291,676

660,126

 Massachusetts Investors Trust S Class

7,213

27,852

 Massachusetts Investors Trust Series

622,715

2,553,766

 Mid Cap Growth S Class

3,087

1,969

 Mid Cap Growth Series

27,825

19,422

 Money Market S Class

6,269

102,019

 Money Market Series

229,586

3,738,814

 New Discovery S Class

3,655

7,556

 New Discovery Series

89,300

290,057

 Research S Class

1,411

6,208

 Research Series

352,732

378,705

 Research Growth & Income S Class

1,025

3,262

 Research Growth & Income Series

36,047

70,124

 Research International S Class

981

3,468

 Research International Series

28,887

106,581

 Strategic Growth S Class

898

2,272

 Strategic Growth Series

30,264

14,624

 Strategic Income S Class

923

9,680

 Strategic Income Series

14,659

111,051

 Technology S Class

631

1,969

 Technology Series

17,957

46,552

 Total Return S Class

13,695

58,438

 Total Return Series

598,566

2,244,553

 Utilities S Class

2,531

11,823

 Utilities Series

166,961

469,658

 Value S Class

5,897

29,331

 Value Series

98,692

343,262

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable, and the 2000 Individual Annuitant Mortality Table and an assumed rate of 3% for Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4 and due to demographics of Regatta Flex II, Regatta Masters Extra, Regatta Choice II, Regatta Masters Choice, Regatta Masters Flex and Regatta Masters Access, no reserves were required at year-end. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2002:

Purchases

Sales

Franklin Templeton Variable Insurance Products Trust

 Mutual Shares Securities Fund

$

360,016

$

3,665

 Templeton International Securities Fund

1,060,186

1,473

 Franklin Value Securities Fund

209,319

1,760

 Growth & Income Portfolio

366,355

931

Lord Abbett Series Fund, Inc.

 Mid-Cap Value

286,709

2,523

 Bond S Class

31,471,622

6,723,710

MFS/Sun Life Series Trust

 Bond Series

81,451,650

51,096,744

 Capital Appreciation S Class

20,359,941

4,421,593

 Capital Appreciation Series

40,253,114

219,582,159

 Capital Opportunities S Class

9,782,832

1,697,809

 Capital Opportunities Series

9,851,759

117,322,862

 Emerging Growth S Class

11,129,960

2,676,703

 Emerging Growth Series

22,679,748

175,985,685

 Emerging Markets Equity S Class

4,470,655

2,532,081

 Emerging Markets Equity Series

17,120,696

16,867,772

 Global Asset Allocation S Class

4,420,487

2,923,937

 Global Asset Allocation Series

5,080,118

20,780,825

 Global Governments S Class

4,873,156

1,423,851

 Global Governments Series

26,016,027

15,493,499

 Global Growth S Class

12,583,556

9,660,219

 Global Growth Series

4,189,188

61,754,077

 Global Telecommunications S Class

372,427

78,945

 Global Telecommunications Series

702,925

936,139

 Global Total Return S Class

7,202,352

3,104,243

 Global Total Return Series

13,372,673

19,339,494

 Government Securities S Class

85,426,408

19,043,229

 Government Securities Series

281,525,591

165,393,652

 High Yield S Class

40,551,508

15,298,870

 High Yield Series

77,726,004

100,151,604

 International Growth S Class

115,902,440

108,692,920

 International Growth Series

19,470,531

35,721,840

 International Investors Trust S Class

34,744,595

33,039,533

 International Investors Trust Series

7,756,417

16,769,889

 Managed Sectors S Class

2,456,709

417,109

 Managed Sectors Series

5,417,768

62,629,582

 Massachusetts Investors Growth Stock S Class

28,319,362

4,335,235

 Massachusetts Investors Growth Stock Series

26,690,985

156,618,198

 Massachusetts Investors Trust S Class

42,115,655

4,592,648

 Massachusetts Investors Trust Series

38,026,191

340,090,787

 Mid Cap Growth S Class

17,999,591

3,041,316

 Mid Cap Growth Series

25,955,456

23,204,125

 Mid Cap Value S Class

717,108

10,678


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

MFS/Sun Life Series Trust - continued

Purchases

Sales

 Money Market S Class

$ 265,485,624

$ 233,233,020

 Money Market Series

389,702,814

462,439,892

 New Discovery S Class

19,367,602

3,822,568

 New Discovery Series

34,829,549

50,210,986

 Research S Class

7,273,365

1,303,422

 Research Series

13,811,422

183,289,271

 Research Growth and Income S Class

6,220,487

1,518,576

 Research Growth and Income Series

14,018,931

24,561,775

 Research International S Class

28,991,135

25,372,244

 Research International Series

9,324,746

18,382,171

 Strategic Growth S Class

5,238,139

836,845

 Strategic Growth Series

6,539,168

21,308,068

 Strategic Income S Class

11,347,697

1,392,258

 Strategic Income Series

22,696,894

15,328,325

 Strategic Value S Class

1,170,908

66,767

 Technology S Class

4,591,996

2,706,142

 Technology Series

4,029,742

9,138,199

 Total Return S Class

108,972,881

7,517,514

 Total Return Series

208,010,042

292,206,845

 Utilities S Class

8,399,378

1,953,907

 Utilities Series

15,252,446

107,820,791

 Value S Class

43,554,841

6,949,755

 Value Series

88,706,639

62,293,662

Oppenheimer Variable Account Funds

 Capital Appreciation Fund

180,362

387

 Main St. Growth and Income

187,013

2,024

 Main St. Small Cap Growth Fund

157,612

425

PIMCO Variable Insurance Trust

 Real Return Bond Portfolio

503,055

4,498

 Total Return Bond Portfolio

1,498,239

9,948

Sun Capital Advisers Trust

 Real Estate Fund

288,850

1,641


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002, follows.

At December 31

For year ended December 31

Units

 Unit Fair Value
lowest to highest

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

FMS

December 31, 2002 (b)

35,337

$

10.1163

to

10.1476

$

357,959

-%

1.35%

to

2.30%

1.16%

to

1.48%

FTI

December 31, 2002 (b)

109,241

9.5923

to

9.6281

1,049,989

-

1.35

to

2.30

(4.08)

to

(3.72)

FVS

December 31, 2002 (b)

20,281

10.4355

to

10.4678

211,927

-

1.35

to

2.30

4.35

to

4.68

LA1

December 31, 2002 (b)

33,508

10.6887

to

10.7219

358,622

4.77

1.35

to

2.30

6.89

to

7.22

LA2

December 31, 2002 (b)

26,664

10.6397

to

10.6794

284,181

3.92

1.35

to

2.30

6.40

to

6.79

BDS

December 31, 2002

16,672,091

11.8359

to

12.8247

209,295,113

3.62

1.00

to

1.85

7.56

to

8.50

December 31, 2001

14,562,283

10.9924

to

11.8661

169,138,563

3.26

1.00

to

1.85

5.79

to

6.71

CAS

December 31, 2002

53,276,821

3.9494

to

19.5203

560,298,723

0.17

1.00

to

1.85

(80.74)

to

(33.06)

December 31, 2001

64,553,284

5.9333

to

32.0464

1,061,993,683

0.36

1.00

to

1.85

(26.71)

to

(26.07)

CO1

December 31, 2002

1,659,796

6.4740

to

10.6299

10,868,241

0.06

1.10

to

2.30

(31.83)

to

6.30

December 31, 2001 (a)

707,598

9.4967

to

9.5218

6,728,752

-

1.10

to

1.85

(5.03)

to

(4.80)

COS

December 31, 2002

36,579,889

4.1530

to

11.9403

248,530,711

0.09

1.00

to

1.85

(31.68)

to

(31.09)

December 31, 2001

49,296,039

6.0616

to

17.3945

494,301,507

-

1.00

to

1.85

(26.32)

to

(25.71)

EGS

December 31, 2002

50,696,788

3.2151

to

13.3500

370,438,018

-

1.00

to

1.85

(35.40)

to

(34.83)

December 31, 2001

65,948,379

4.9741

to

20.5656

763,479,404

-

1.00

to

1.85

(35.80)

to

(35.24)

EM1

December 31, 2002

204,949

9.8964

to

10.1593

2,036,932

1.18

1.15

1.85

(3.93)

to

1.59

December 31, 2001 (a)

36,622

10.3013

to

10.3266

377,616

-

1.15

to

1.85

3.01

to

3.27

FCE

December 31, 2002

3,685,145

7.6143

to

8.8861

30,076,632

1.24

1.00

to

1.85

(3.75)

to

(2.92)

December 31, 2001

3,800,561

7.9111

to

9.1857

31,963,479

-

1.00

to

1.85

(2.88)

to

(2.03)

FCG

December 31, 2002

11,708,342

6.5089

to

8.6679

87,260,895

0.56

1.00

to

1.85

(13.52)

to

(12.77)

December 31, 2001

13,618,628

7.5216

to

9.9505

116,926,690

0.71

1.00

to

1.85

(17.45)

to

(16.85)

GA1

December 31, 2002

210,153

8.8758

to

8.9612

1,874,220

2.98

1.15

to

1.85

(8.64)

to

(7.97)

December 31, 2001 (a)

51,398

9.7382

to

9.7621

501,186

-

1.15

to

1.85

(2.62)

to

(2.38)

GAA

December 31, 2002

4,636,581

7.7172

to

14.6922

60,754,310

3.47

1.15

to

1.85

(8.85)

to

(8.20)

December 31, 2001

5,837,945

8.4423

to

16.0044

84,504,987

5.02

1.15

to

1.85

(10.61)

to

(9.96)

GG1

December 31, 2002

344,004

10.5848

to

11.5577

3,969,895

-

1.15

to

2.05

5.85

to

18.91

December 31, 2001 (a)

17,109

9.6962

to

9.7200

166,093

-

1.15

to

1.85

(3.04)

to

(2.80)

GG2

December 31, 2002

468,329

7.6154

to

10.2750

3,713,489

0.25

1.00

to

1.85

(21.15)

to

2.75

December 31, 2001 (a)

140,349

9.6585

to

9.6823

1,357,130

-

1.15

to

1.85

(3.41)

to

(3.18)

GGR

December 31, 2002

13,695,036

5.2372

to

15.7288

157,722,758

0.28

1.15

to

1.85

(20.86)

to

(20.29)

December 31, 2001

17,723,668

6.6146

to

19.7806

260,751,103

0.71

1.15

to

1.85

(21.18)

to

(20.61)

GGS

December 31, 2002

4,610,834

11.7112

to

16.3444

64,709,568

-

1.00

to

1.85

18.39

to

19.25

December 31, 2001

3,647,399

9.8795

to

13.7399

44,882,046

-

1.15

to

1.85

(3.96)

to

(3.11)

GSS

December 31, 2002

50,577,174

11.8031

to

18.5247

743,720,269

4.46

1.00

to

1.85

7.77

to

8.71

December 31, 2001

43,557,072

10.9408

to

20.2862

595,911,760

5.36

1.00

to

1.85

5.45

to

6.37

GT1

December 31, 2002

66,336

5.5809

to

6.8170

372,982

-

1.15

to

1.85

(40.69)

to

(31.83)

December 31, 2001 (a)

24,957

9.4099

to

9.4331

235,015

-

1.15

to

1.85

(5.90)

to

(5.67)

GT2

December 31, 2002

575,530

9.5864

to

9.6983

5,544,326

1.70

1.00

to

1.85

(1.45)

to

(0.60)

December 31, 2001 (a)

151,199

9.7279

to

9.7518

1,472,798

-

1.15

to

1.85

(2.72)

to

(2.48)

GTR

December 31, 2002

5,490,465

9.0578

to

17.0082

76,987,347

1.91

1.15

to

1.85

(1.26)

to

(0.54)

December 31, 2001

5,780,805

9.1687

to

17.1432

84,171,649

4.19

1.15

to

1.85

(7.93)

to

(7.26)

GTS

December 31, 2002

555,343

2.4709

to

2.6057

1,390,888

-

1.15

to

1.85

(40.61)

to

(40.18)

December 31, 2001

662,983

4.1415

to

4.3653

2,777,404

0.06

1.15

to

1.85

(42.62)

to

(42.19)

HYS

December 31, 2002

20,985,015

9.2403

to

17.7408

257,293,833

10.19

1.00

to

1.85

0.80

to

1.67

December 31, 2001

24,640,912

9.1623

to

17.5162

301,095,084

9.61

1.00

to

1.85

(0.14)

to

0.73


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Units

 Unit Fair Value
lowest to highest

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

IG1

December 31, 2002

1,265,240

$ 8.1908

to

10.2091

$10,427,953

0.64

%

1.15%

to

1.85%

(14.25)%

to

2.09%

December 31, 2001

326,874

9.4853

to

9.5087

3,104,040

-

1.15

to

1.85

(5.15)

to

(4.91)

M1A

December 31, 2002

2,530,871

6.6917

to

10.2978

17,111,473

-

1.00

to

2.05

(34.89)

to

2.98

December 31, 2001 (a)

744,162

10.2864

to

10.3117

7,664,202

-

1.15

to

1.85

2.86

to

3.12

M1B

December 31, 2002

4,230,272

6.8823

to

10.2607

29,392,471

0.12

1.00

to

2.10

(29.45)

to

2.61

December 31, 2001

1,419,642

9.7550

to

9.7807

13,864,858

-

1.10

to

1.85

(2.45)

to

(2.21)

MC1

December 31, 2002

2,772,461

4.9917

to

10.6720

14,018,481

-

1.00

to

2.25

(48.15)

to

6.72

December 31, 2001 (a)

723,935

9.6268

to

9.6505

6,977,776

-

1.15

to

1.85

(3.73)

to

(3.50)

MCS

December 31, 2002

10,939,748

3.4780

to

3.6695

39,906,465

-

1.15

to

1.85

(48.14)

to

(47.76)

December 31, 2001

10,773,649

6.6995

to

7.0246

75,425,977

0.07

1.15

to

1.85

(24.62)

to

(24.06)

MCV

December 31, 2002 (c)

86,168

7.8310

to

10.3969

703,547

-

1.15

to

2.05

(21.69)

to

3.97

MF7

December 31, 2002

3,399,082

10.558

to

10.9115

36,841,435

3.50

1.00

to

2.10

5.58

to

8.81

December 31, 2001 (a)

1,039,445

10.0563

to

10.0810

10,465,489

-

1.15

to

1.85

0.56

to

0.81

MFC

December 31, 2002

3,266,770

9.9081

to

10.6087

32,604,716

9.43

1.00

to

2.25

0.07

to

6.09

December 31, 2001 (a)

838,150

9.8665

to

9.8907

8,280,487

-

1.15

to

1.85

(1.34)

to

(1.09)

MFD

December 31, 2002

3,163,343

6.4212

to

10.5642

20,470,534

0.15

1.00

to

2.10

(33.81)

to

5.64

December 31, 2001 (a)

1,178,384

9.7010

to

9.7249

11,446,860

-

1.15

to

1.85

(2.99)

to

(2.75)

MFE

December 31, 2002

1,391,497

6.6338

to

11.0847

9,331,003

3.74

1.00

to

2.05

(25.56)

to

10.85

December 31, 2001 (a)

605,177

8.9110

to

8.9330

5,400,088

-

1.15

to

1.85

(10.89)

to

(10.67)

MFF

December 31, 2002

1,550,123

6.2456

to

10.4817

9,746,182

-

1.15

to

1.90

(35.57)

to

4.82

December 31, 2001 (a)

526,836

9.6936

to

9.7174

5,113,096

-

1.15

to

1.85

(3.06)

to

(2.83)

MFJ

December 31, 2002

13,048,289

9.0028

to

10.5361

120,728,633

2.87

1.00

to

2.30

(9.97)

to

5.36

December 31, 2001 (a)

3,047,596

9.9469

to

9.9714

30,354,276

-

1.15

to

1.85

(0.53)

to

(0.29)

MFK

December 31, 2002

8,558,119

10.2092

to

10.9594

93,288,471

3.90

1.00

to

2.30

2.09

to

8.34

December 31, 2001 (a)

2,355,604

10.0990

to

10.1238

23,818,975

-

1.15

to

1.85

0.99

to

1.24

MFL

December 31, 2002

6,235,850

7.4454

to

10.4607

46,842,065

0.95

1.00

to

2.10

(22.85)

to

4.61

December 31, 2001 (a)

1,960,395

9.6506

to

9.6760

18,941,390

-

1.15

to

1.85

(3.49)

to

(3.26)

MI1

December 31, 2002

253,434

8.6349

to

10.2839

2,198,379

0.97

1.15

to

1.85

(7.70)

to

2.84

December 31, 2001 (a)

45,114

9.3555

to

9.3785

422,349

-

1.15

to

1.85

(6.45)

to

(6.21)

MII

December 31, 2002

4,845,066

7.3979

to

11.4447

48,423,016

0.81

1.15

to

1.85

(7.68)

to

(7.01)

December 31, 2001

5,653,736

8.0095

to

12.3381

61,526,355

1.98

1.15

to

1.85

(16.17)

to

(15.56)

MIS

December 31, 2002

65,830,913

4.5242

to

7.8833

411,220,281

0.15

1.00

to

1.85

(29.39)

to

(28.78)

December 31, 2001

82,854,696

6.4040

to

11.0839

733,044,616

0.11

1.00

to

1.85

(26.29)

to

(25.65)

MIT

December 31, 2002

93,484,847

6.1232

to

21.3640

1,027,852,421

1.03

1.00

to

1.85

(22.69)

to

(22.01)

December 31, 2001

114,934,813

7.9158

to

27.5009

1,672,347,859

0.81

1.00

to

1.85

(17.30)

to

(16.58)

MM1

December 31, 2002

5,279,063

9.9247

to

10.0406

52,748,947

1.00

1.00

to

2.10

(0.85)

to

0.01

December 31, 2001 (a)

2,033,294

10.0094

to

10.0340

20,484,394

0.52

1.15

to

1.85

0.09

to

0.34

MMS

December 31, 2002

47,957,226

10.2453

to

13.4839

581,571,010

1.26

1.00

to

1.85

(55.73)

to

0.26

December 31, 2001

53,824,814

10.2809

to

15.0699

654,496,482

3.49

1.00

to

1.85

1.85

to

2.74

MS1

December 31, 2002

320,127

6.9685

to

10.6549

2,241,427

-

1.00

to

1.85

(27.52)

to

6.55

December 31, 2001 (a)

78,580

9.6140

to

9.6377

756,187

-

1.15

to

1.85

(3.86)

to

(2.00)

MSS

December 31, 2002

14,253,338

3.8027

to

16.8759

143,971,087

-

1.15

to

1.85

(77.23)

to

(26.83)

December 31, 2001

18,605,449

5.2351

to

27.4680

262,609,717

-

1.15

to

1.85

(36.72)

to

(36.26)

MV1

December 31, 2002

5,567,204

8.2070

to

10.4844

46,412,389

0.75

1.00

to

2.10

(17.93)

to

4.84

December 31, 2001 (a)

1,683,747

9.7757

to

9.8015

16,478,083

-

1.10

to

1.85

(2.24)

to

(1.98)

MVS

December 31, 2002

25,236,732

8.1828

to

11.3216

261,243,141

0.83

1.00

to

1.85

(15.18)

to

(14.44)

December 31, 2001

23,493,630

9.6370

to

13.2508

283,811,117

0.50

1.00

to

1.85

(9.21)

to

8.42


Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Units

 Unit Fair Value
lowest to highest

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

NWD

December 31, 2002

18,934,627

$ 5.2482

to

10.2251

$ 142,395,159

-

%

1.00%

to

1.85%

(34.69)%

to

(34.13)%

December 31, 2001

20,720,859

8.0117

to

15.5437

238,495,660

-

1.00

to

1.85

(6.88)

to

(6.20)

RE1

December 31, 2002

998,378

7.0555

to

10.4308

7,124,245

0.39

1.10

to

2.05

(26.73)

to

4.31

December 31, 2001 (a)

322,046

9.6300

to

9.6554

3,105,571

-

1.10

to

1.85

(3.70)

to

(3.46)

RES

December 31, 2002

40,346,263

4.8348

to

15.7110

442,075,147

0.42

1.00

to

1.85

(26.53)

to

(25.99)

December 31, 2001

52,722,243

6.5771

to

21.2818

797,021,574

0.03

1.15

to

1.85

(22.86)

to

(22.29)

RG1

December 31, 2002

836,210

7.6204

to

10.4365

6,404,569

0.67

1.10

to

1.85

(23.54)

to

4.37

December 31, 2001 (a)

317,814

9.9056

to

9.9300

3,151,992

-

1.10

to

1.85

(0.94)

to

(0.70)

RGS

December 31, 2002

7,794,225

6.5327

to

9.7214

61,785,510

0.71

1.15

to

1.85

(22.86)

to

(22.30)

December 31, 2001

8,941,881

8.4599

to

12.5421

92,120,442

0.43

1.15

to

1.85

(12.56)

to

(11.92)

RI1

December 31, 2002

688,316

8.1535

to

10.1312

5,755,219

0.28

1.15

to

2.10

(13.67)

to

1.31

December 31, 2001 (a)

269,147

9.4009

to

9.4240

2,533,532

-

1.15

to

1.85

(5.99)

to

(5.76)

RSS

December 31, 2002

8,305,636

6.2814

to

10.9211

61,819,925

0.26

1.15

to

1.85

(13.12)

to

(12.49)

December 31, 2001

9,379,991

7.2078

to

12.4795

79,918,982

0.83

1.15

to

1.85

(19.29)

to

(18.70)

SG1

December 31, 2002

729,461

6.6667

to

11.1313

4,997,289

-

1.00

to

2.05

(31.44)

to

11.31

December 31, 2001 (a)

204,017

9.7238

to

9.7478

1,985,914

-

1.15

to

1.85

(2.76)

to

(2.52)

SGS

December 31, 2002

8,056,046

4.2359

to

5.5475

38,193,061

-

1.00

to

1.85

(31.40)

to

(30.80)

December 31, 2001

10,790,691

6.1712

to

9.7341

73,896,639

-

1.00

to

1.85

(26.04)

to

(25.39)

SI1

December 31, 2002

1,211,192

10.4234

to

10.6959

12,904,706

3.83

1.00

to

2.05

4.23

to

6.23

December 31, 2001 (a)

256,166

10.0643

to

10.0890

2,581,663

-

1.15

to

1.85

0.64

to

0.89

SIS

December 31, 2002

5,060,468

10.7476

to

11.2823

56,213,140

4.38

1.00

to

1.85

5.50

to

6.26

December 31, 2001

4,516,487

10.1823

to

10.6172

47,304,649

3.32

1.00

to

1.85

1.43

to

17.49

SVS

December 31, 2002 (c)

131,129

7.8014

to

10.8817

1,072,102

-

1.15

to

2.10

(21.99)

to

8.82

TE1

December 31, 2002

292,860

5.1135

to

10.9267

1,507,781

-

1.15

to

1.85

(47.37)

to

9.27

December 31, 2001 (a)

97,036

9.7162

to

9.7402

943,990

-

1.15

to

1.85

(2.84)

to

(2.60)

TEC

December 31, 2002

5,811,547

2.2680

to

2.5067

14,026,934

-

1.00

to

1.85

(46.99)

to

(46.53)

December 31, 2001

7,440,220

4.2737

to

4.6876

33,859,676

0.02

1.00

to

1.85

(40.00)

to

(39.48)

TRS

December 31, 2002

86,032,615

9.4901

to

23.8208

1,430,271,084

3.22

1.00

to

1.85

(68.81)

to

(6.66)

December 31, 2001

92,999,406

10.2447

to

30.7555

1,718,764,462

3.41

1.00

to

1.85

(1.36)

to

(0.64)

UTS

December 31, 2002

22,902,575

5.4038

to

16.8792

210,814,418

3.79

1.00

to

1.85

(25.26)

to

(24.72)

December 31, 2001

32,768,627

7.2083

to

22.4771

406,075,169

3.81

1.00

to

1.85

(25.72)

to

(25.18)

OCA

December 31, 2002 (b)

16,503

10.8085

to

10.8398

178,514

-

1.35

to

2.05

8.09

to

8.40

OMG

December 31, 2002 (b)

17,855

9.5579

to

10.1512

180,752

-

1.35

to

2.25

(4.42)

to

1.51

OMS

December 31, 2002 (b)

15,242

10.0990

to

10.1304

154,060

-

1.35

to

2.10

0.99

to

1.30

PRR

December 31, 2002 (b)

48,547

10.5171

to

10.5497

511,033

3.18

1.35

to

2.10

5.17

to

5.50

PTR

December 31, 2002 (b)

144,063

10.3584

to

10.4113

1,494,943

3.71

1.35

to

2.25

3.58

to

4.11

SC3

December 31, 2002 (b)

27,198

10.0602

to

10.0914

273,956

34.66

1.35

to

2.10

0.60

to

0.91

* Represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b)   For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(c)   For the period May 1, 2002 (commencement of operations) through December 31, 2002.

Appendix A

Condensed Financial Information - Accumulation Unit Values

The following information should be read in conjunction with the Variable Account's Financial

Statements appearing the Statement of Additional Information.

Accumulation

Accumulation

Number of

Unit Value

Unit Value

Accumulation

Beginning

End

Units End

Year

of Year

of Year

of Year

Bond S Class - Level 2

2002

10.0000

0

0

Bond S Class - Level 3

2002

10.0000

0

0

Bond S Class - Level 4

2002

10.0000

10.8469

2,834

Bond S Class - Level 5

2002

10.0000

0

0

Bond Series - Level 2

2002

10.0000

0

0

Bond Series - Level 3

2002

10.0000

0

0

Bond Series - Level 4

2002

10.0000

0

0

Bond Series - Level 5

2002

10.0000

0

0

Capital Appreciation S Class - Level 2

2002

10.0000

7.0533

2,413

Capital Appreciation S Class - Level 3

2002

10.0000

0

0

Capital Appreciation S Class - Level 4

2002

10.0000

7.0423

5,756

Capital Appreciation S Class - Level 5

2002

10.0000

0

0

Capital Appreciation Series - Level 2

2002

10.0000

0

0

Capital Appreciation Series - Level 3

2002

10.0000

0

0

Capital Appreciation Series - Level 4

2002

10.0000

0

0

Capital Appreciation Series - Level 5

2002

10.0000

0

0

Capital Opportunities S Class - Level 2

2002

10.0000

6.9361

813

Capital Opportunities S Class - Level 3

2002

10.0000

0

0

Capital Opportunities S Class - Level 4

2002

10.0000

6.9253

181

Capital Opportunities S Class - Level 5

2002

10.0000

0

0

Capital Opportunities Series - Level 2

2002

10.0000

0

0

Capital Opportunities Series - Level 3

2002

10.0000

0

0

Capital Opportunities Series - Level 4

2002

10.0000

0

0

Capital Opportunities Series - Level 5

2002

10.0000

0

0

Emerging Growth S Class - Level 2

2002

10.0000

6.8598

1,567

Emerging Growth S Class - Level 3

2002

10.0000

0

0

Emerging Growth S Class - Level 4

2002

10.0000

6.8492

2,960

Emerging Growth S Class - Level 5

2002

10.0000

0

0

Emerging Growth Series - Level 2

2002

10.0000

0

0

Emerging Growth Series - Level 3

2002

10.0000

0

0

Emerging Growth Series - Level 4

2002

10.0000

0

0

Emerging Growth Series - Level 5

2002

10.0000

0

0

Emerging Markets Equity S Class - Level 2

2002

10.0000

0

0

Emerging Markets Equity S Class - Level 3

2002

10.0000

0

0

Emerging Markets Equity S Class - Level 4

2002

10.0000

0

0

Emerging Markets Equity S Class - Level 5

2002

10.0000

0

0

Emerging Markets Equity Series - Level 2

2002

10.0000

0

0

Emerging Markets Equity Series - Level 3

2002

10.0000

0

0

Emerging Markets Equity Series - Level 4

2002

10.0000

0

0

Emerging Markets Equity Series - Level 5

2002

10.0000

0

0

Global Asset Allocation S Class - Level 2

2002

10.0000

0

0

Global Asset Allocation S Class - Level 3

2002

10.0000

0

0

Global Asset Allocation S Class - Level 4

2002

10.0000

0

0

Global Asset Allocation S Class - Level 5

2002

10.0000

0

0

Global Asset Allocation Series - Level 2

2002

10.0000

0

0

Global Asset Allocation Series - Level 3

2002

10.0000

0

0

Global Asset Allocation Series - Level 4

2002

10.0000

0

0

Global Asset Allocation Series - Level 5

2002

10.0000

0

0

Global Governments S Class - Level 2

2002

10.0000

0

0

Global Governments S Class - Level 3

2002

10.0000

0

0

Global Governments S Class - Level 4

2002

10.0000

0

0

Global Governments S Class - Level 5

2002

10.0000

0

0

Global Governments Series - Level 2

2002

10.0000

0

0

Global Governments Series - Level 3

2002

10.0000

0

0

Global Governments Series - Level 4

2002

10.0000

0

0

Global Governments Series - Level 5

2002

10.0000

0

0

Global Growth S Class - Level 2

2002

10.0000

0

0

Global Growth S Class - Level 3

2002

10.0000

0

0

Global Growth S Class - Level 4

2002

10.0000

0

0

Global Growth S Class - Level 5

2002

10.0000

0

0

Global Growth Series - Level 2

2002

10.0000

0

0

Global Growth Series - Level 3

2002

10.0000

0

0

Global Growth Series - Level 4

2002

10.0000

0

0

Global Growth Series - Level 5

2002

10.0000

0

0

Global Telecommunications S Class - Level 2

2002

10.0000

6.8064

71

Global Telecommunications S Class - Level 3

2002

10.0000

0

0

Global Telecommunications S Class - Level 4

2002

10.0000

6.7958

724

Global Telecommunications S Class - Level 5

2002

10.0000

0

0

Global Telecommunications Series - Level 2

2002

10.0000

0

0

Global Telecommunications Series - Level 3

2002

10.0000

0

0

Global Telecommunications Series - Level 4

2002

10.0000

0

0

Global Telecommunications Series - Level 5

2002

10.0000

0

0

Global Total Return S Class - Level 2

2002

10.0000

0

0

Global Total Return S Class - Level 3

2002

10.0000

0

0

Global Total Return S Class - Level 4

2002

10.0000

0

0

Global Total Return S Class - Level 5

2002

10.0000

0

0

Global Total Return Series - Level 2

2002

10.0000

0

0

Global Total Return Series - Level 3

2002

10.0000

0

0

Global Total Return Series - Level 4

2002

10.0000

0

0

Global Total Return Series - Level 5

2002

10.0000

0

0

Government Securities S Class - Level 2

2002

10.0000

10.8172

13,848

Government Securities S Class - Level 3

2002

10.0000

0

0

Government Securities S Class - Level 4

2002

10.0000

10.8005

9,475

Government Securities S Class - Level 5

2002

10.0000

0

0

Government Securities Series - Level 2

2002

10.0000

0

0

Government Securities Series - Level 3

2002

10.0000

0

0

Government Securities Series - Level 4

2002

10.0000

0

0

Government Securities Series - Level 5

2002

10.0000

0

0

High Yield S Class - Level 2

2002

10.0000

10.0230

2,113

High Yield S Class - Level 3

2002

10.0000

0

0

High Yield S Class - Level 4

2002

10.0000

10.0075

64,968

High Yield S Class - Level 5

2002

10.0000

0

0

High Yield Series - Level 2

2002

10.0000

0

0

High Yield Series - Level 3

2002

10.0000

0

0

High Yield Series - Level 4

2002

10.0000

0

0

High Yield Series - Level 5

2002

10.0000

0

0

International Growth S Class - Level 2

2002

10.0000

8.5887

1,294

International Growth S Class - Level 3

2002

10.0000

0

0

International Growth S Class - Level 4

2002

10.0000

8.5754

2,448

International Growth S Class - Level 5

2002

10.0000

0

0

International Growth Series - Level 2

2002

10.0000

0

0

International Growth Series - Level 3

2002

10.0000

0

0

International Growth Series - Level 4

2002

10.0000

0

0

International Growth Series - Level 5

2002

10.0000

0

0

International Investors Trust S Class - Level 2

2002

10.0000

0

0

International Investors Trust S Class - Level 3

2002

10.0000

0

0

International Investors Trust S Class - Level 4

2002

10.0000

0

0

International Investors Trust S Class - Level 5

2002

10.0000

0

0

Managed Sectors S Class - Level 2

2002

10.0000

7.5691

127

Managed Sectors S Class - Level 3

2002

10.0000

0

0

Managed Sectors S Class - Level 4

2002

10.0000

7.5573

165

Managed Sectors S Class - Level 5

2002

10.0000

0

0

Managed Sectors Series - Level 2

2002

10.0000

0

0

Managed Sectors Series - Level 3

2002

10.0000

0

0

Managed Sectors Series - Level 4

2002

10.0000

0

0

Managed Sectors Series - Level 5

2002

10.0000

0

0

Massachusetts Investors Growth Stock S Class - Level 2

2002

10.0000

7.2881

132

Massachusetts Investors Growth Stock S Class - Level 3

2002

10.0000

0

0

Massachusetts Investors Growth Stock S Class - Level 4

2002

10.0000

7.2767

4,752

Massachusetts Investors Growth Stock S Class - Level 5

2002

10.0000

0

0

Massachusetts Investors Growth Stock Series - Level 2

2002

10.0000

0

0

Massachusetts Investors Growth Stock Series - Level 3

2002

10.0000

0

0

Massachusetts Investors Growth Stock Series - Level 4

2002

10.0000

0

0

Massachusetts Investors Growth Stock Series - Level 5

2002

10.0000

0

0

Massachusetts Investors Trust S Class - Level 2

2002

10.0000

7.7292

2,786

Massachusetts Investors Trust S Class - Level 3

2002

10.0000

0

0

Massachusetts Investors Trust S Class - Level 4

2002

10.0000

7.7171

13,846

Massachusetts Investors Trust S Class - Level 5

2002

10.0000

0

0

Massachusetts Investors Trust Series - Level 2

2002

10.0000

0

0

Massachusetts Investors Trust Series - Level 3

2002

10.0000

0

0

Massachusetts Investors Trust Series - Level 4

2002

10.0000

0

0

Massachusetts Investors Trust Series - Level 5

2002

10.0000

0

0

Mid Cap Growth S Class - Level 2

2002

10.0000

5.6796

169

Mid Cap Growth S Class - Level 3

2002

10.0000

0

0

Mid Cap Growth S Class - Level 4

2002

10.0000

5.6708

1,089

Mid Cap Growth S Class - Level 5

2002

10.0000

0

0

Mid Cap Growth Series - Level 2

2002

10.0000

0

0

Mid Cap Growth Series - Level 3

2002

10.0000

0

0

Mid Cap Growth Series - Level 4

2002

10.0000

0

0

Mid Cap Growth Series - Level 5

2002

10.0000

0

0

Mid Cap Value S Class - Level 2

2002

10.0000

0

0

Mid Cap Value S Class - Level 3

2002

10.0000

0

0

Mid Cap Value S Class - Level 4

2002

10.0000

0

0

Mid Cap Value S Class - Level 5

2002

10.0000

0

0

Money Market S Class - Level 2

2002

10.0000

9.9470

4,575

Money Market S Class - Level 3

2002

10.0000

0

0

Money Market S Class - Level 4

2002

10.0000

9.9316

1,941

Money Market S Class - Level 5

2002

10.0000

0

0

Money Market Series - Level 2

2002

10.0000

0

0

Money Market Series - Level 3

2002

10.0000

0

0

Money Market Series - Level 4

2002

10.0000

0

0

Money Market Series - Level 5

2002

10.0000

0

0

New Discovery S Class - Level 2

2002

10.0000

6.7021

1,611

New Discovery S Class - Level 3

2002

10.0000

0

0

New Discovery S Class - Level 4

2002

10.0000

6.6917

4,210

New Discovery S Class - Level 5

2002

10.0000

0

0

New Discovery Series - Level 2

2002

10.0000

0

0

New Discovery Series - Level 3

2002

10.0000

0

0

New Discovery Series - Level 4

2002

10.0000

0

0

New Discovery Series - Level 5

2002

10.0000

0

0

Research S Class - Level 2

2002

10.0000

7.3554

65

Research S Class - Level 3

2002

10.0000

0

0

Research S Class - Level 4

2002

10.0000

7.3440

2,079

Research S Class - Level 5

2002

10.0000

0

0

Research Series - Level 2

2002

10.0000

0

0

Research Series - Level 3

2002

10.0000

0

0

Research Series - Level 4

2002

10.0000

0

0

Research Series - Level 5

2002

10.0000

0

0

Research Growth and Income S Class - Level 2

2002

10.0000

7.6575

1,006

Research Growth and Income S Class - Level 3

2002

10.0000

0

0

Research Growth and Income S Class - Level 4

2002

10.0000

7.6456

82

Research Growth and Income S Class - Level 5

2002

10.0000

0

0

Research Growth and Income Series - Level 2

2002

10.0000

0

0

Research Growth and Income Series - Level 3

2002

10.0000

0

0

Research Growth and Income Series - Level 4

2002

10.0000

0

0

Research Growth and Income Series - Level 5

2002

10.0000

0

0

Research International S Class - Level 2

2002

10.0000

0

0

Research International S Class - Level 3

2002

10.0000

0

0

Research International S Class - Level 4

2002

10.0000

8.6330

3,018

Research International S Class - Level 5

2002

10.0000

0

0

Research International Series - Level 2

2002

10.0000

0

0

Research International Series - Level 3

2002

10.0000

0

0

Research International Series - Level 4

2002

10.0000

0

0

Research International Series - Level 5

2002

10.0000

0

0

Strategic Growth S Class - Level 2

2002

10.0000

7.2347

133

Strategic Growth S Class - Level 3

2002

10.0000

0

0

Strategic Growth S Class - Level 4

2002

10.0000

7.2235

847

Strategic Growth S Class - Level 5

2002

10.0000

0

0

Strategic Growth Series - Level 2

2002

10.0000

0

0

Strategic Growth Series - Level 3

2002

10.0000

0

0

Strategic Growth Series - Level 4

2002

10.0000

0

0

Strategic Growth Series - Level 5

2002

10.0000

0

0

Strategic Income S Class - Level 2

2002

10.0000

10.5641

91

Strategic Income S Class - Level 3

2002

10.0000

0

0

Strategic Income S Class - Level 4

2002

10.0000

10.5477

121

Strategic Income S Class - Level 5

2002

10.0000

0

0

Strategic Income Series - Level 2

2002

10.0000

0

0

Strategic Income Series - Level 3

2002

10.0000

0

0

Strategic Income Series - Level 4

2002

10.0000

0

0

Strategic Income Series - Level 5

2002

10.0000

0

0

Strategic Value S Class - Level 2

2002

10.0000

0

0

Strategic Value S Class - Level 3

2002

10.0000

0

0

Strategic Value S Class - Level 4

2002

10.0000

7.8014

2,484

Strategic Value S Class - Level 5

2002

10.0000

0

0

Technology S Class - Level 2

2002

10.0000

5.7120

846

Technology S Class - Level 3

2002

10.0000

0

0

Technology S Class - Level 4

2002

10.0000

5.7031

108

Technology S Class - Level 5

2002

10.0000

0

0

Technology Series - Level 2

2002

10.0000

0

0

Technology Series - Level 3

2002

10.0000

0

0

Technology Series - Level 4

2002

10.0000

0

0

Technology Series - Level 5

2002

10.0000

0

0

Total Return S Class - Level 2

2002

10.0000

9.0168

23,072

Total Return S Class - Level 3

2002

10.0000

0

0

Total Return S Class - Level 4

2002

10.0000

9.0028

15,162

Total Return S Class - Level 5

2002

10.0000

0

0

Total Return Series - Level 2

2002

10.0000

0

0

Total Return Series - Level 3

2002

10.0000

0

0

Total Return Series - Level 4

2002

10.0000

0

0

Total Return Series - Level 5

2002

10.0000

0

0

Utilities S Class - Level 2

2002

10.0000

0

0

Utilities S Class - Level 3

2002

10.0000

0

0

Utilities S Class - Level 4

2002

10.0000

7.9313

75

Utilities S Class - Level 5

2002

10.0000

0

0

Utilities Series - Level 2

2002

10.0000

0

0

Utilities Series - Level 3

2002

10.0000

0

0

Utilities Series - Level 4

2002

10.0000

0

0

Utilities Series - Level 5

2002

10.0000

0

0

Value S Class - Level 2

2002

10.0000

8.2198

879

Value S Class - Level 3

2002

10.0000

0

0

Value S Class - Level 4

2002

10.0000

8.2070

144

Value S Class - Level 5

2002

10.0000

0

0

Value Series - Level 2

2002

10.0000

0

0

Value Series - Level 3

2002

10.0000

0

0

Value Series - Level 4

2002

10.0000

0

0

Value Series - Level 5

2002

10.0000

0

0

* From commencement of operations on November 6, 2000 to December 31, 2000.



PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)

The following Financial Statements are included in the Registration Statement:

A.

Condensed Financial Information - Accumulation Unit Values

(Part A)

B.

Financial Statements of the Depositor (Part B)

Audited:

1.

Consolidated Statements of Income, Years Ended December 31, 2002, 2001 and 2000;

2.

Consolidated Balance Sheets, December 31, 2002 and 2001,

3.

Consolidated Statements of Comprehensive Income, Years Ended December 31, 2002, 2001 and 2000

4.

Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2002, 2001 and 2000;

5.

Consolidated Statements of Cash Flows, Years Ended December 31, 2002, 2001 and 2000;

6.

Notes to Consolidated Financial Statements; and

7.

Independent Auditors' Report.

C.

Financial Statements of the Registrant (Part B)

1.

Statement of Condition, December 31, 2002;

2.

Statement of Operations, Year Ended December 31, 2002;

3.

Statements of Changes in Net Assets, Years Ended December 31, 2002 and December 31, 2001;

4.

Notes to Financial Statements; and

5.

Independent Auditors' Report.

(b)

The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)

Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)

Not Applicable;

(3)(a)

Form of Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(iii)

Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)

Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract;*

(4)(b)

Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated by reference to Exhibit 4(b) to Registrant's Registration Statement on Form N-4, File No. 333-74972, filed on December 12, 2001);

(4)(c)

Form of Flexible Payment Combination Fixed/Variable Individual Annuity Contract;*

(5)(a)

Form of Application to be used with Contract  filed as Exhibit 4(a) (Incorporated herein by reference to Exhibit 5(a) to Depositor's Registration Statement on Form N-4, File No. 333-74844 filed February 14, 2002);

(5)(b)

Form of Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Exhibit 5(b) to Depositor's Registration Statement on Form N-4, File No. 333-74844, filed February 14, 2002);

(6)(a)

Certificate of Incorporation and By-laws of the Depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to Depositor's Registration Statement on Form S-1, File No. 333-37907, filed on October 14, 1997);

(6)(b)

By-Laws of the Depositor, as amended effective as of January 1, 2000 (Filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-05846, filed on June 9, 2000);

(7)

Not Applicable;

(8)

Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(9)

Opinion of Counsel (Incorporated by reference to Exhibit 9 to Registrant's Registration Statement on Form N-4, File No. 333-74972 , filed on December 12, 2001)

(10)(a)

Consent of Independent Auditors*;

(10) (b)

Representation of Counsel pursuant to Rule 485 (b)*;

(11)

Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 1999, filed on March 22, 2000);

(12)

Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)

Not Applicable;

(15)

Powers of Attorney (Incorporated by reference from Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-30844, filed on February 9, 2001);

(16)

Organizational Chart (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on Form N-4, File Nos. 333-01043, 811-07543, filed on February 26, 2003.)

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and

Principal Positions and Officers

Business Address

With Depositor

Donald A. Stewart

Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

C. James Prieur

Chairman and Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

James A. McNulty, III

Director

12 Wild Holly Lane

Medfield, MA 02052

David D. Horn

Director

257 Lake Street

P.O. Box 24

New Vineyard, ME 04956

Paul W. Derksen

Director

150 King Street West

Toronto, Ontario

Canada M5H IJ9

S. Caesar Raboy

Director

220 Boylston Street

Boston, MA 02110

Robert C. Salipante

President & Director

One Sun Life Executive Park

Wellesley Hills, MA 02481

David K. Stevenson

Director

359 Grove Street

Needham, MA 02492

William W. Stinson

Director

1001 13th Avenue S.W.

Calgary, Alberta

Canada T2R 0L5

James C. Baillie

Director

Torys

Suite 300, Maritime Life Tower

Toronto, Ontario MSK 1N2

Claude A. Accum

Vice President and Chief Actuary

One Sun Life Executive Park

Wellesley Hills, MA 02481

James M.A. Anderson

Vice President, Investments

One Sun Life Executive Park

Wellesley Hills, MA 02481

Nancy L. Conlin

Vice President and Chief Counsel

One Sun Life Executive Park

Wellesley Hills, MA 02481

Peter F. Demuth

Vice President, Chief Strategy and Business

One Sun Life Executive Park

Development Officer

Wellesley Hills, MA 02481

Mark W. DeTora

Vice President, Individual Insurance

One Sun Life Executive Park

Wellesley Hills, MA 02481

Ellen B. King

Assistant Vice President and Senior Counsel

One Sun Life Executive Park

and Secretary

Wellesley Hills, MA 02481

Philip K. Polkinghorn

Vice President, Annuities

112 Worcester Street

Wellesley Hills, MA 02481

Davey S. Scoon

Vice President, and Chief Financial and

One Sun Life Executive Park

Administrative Officer & Treasurer

Wellesley Hills, MA 02481

James R. Smith

Vice President & Chief Information Officer

One Sun Life Executive Park

Wellesley Hills, MA 02481

Janet V. Whitehouse

Vice President, Human Resources &

One Sun Life Executive Park

Administrative Services

Wellesley Hills, MA 02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 16 to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File Nos. 333-01043, 811-07543, filed February 26, 2003.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of April 4, 2003 there were 76 qualified and 77 non-qualified Contracts issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.

Name and Principal

Positions and Officers

Business Address*

with Underwriter

Jane Wolak

President

Davey S. Scoon

Treasurer and Director

James M.A. Anderson

Director

James A. McNulty, III

Director

George E. Maden

Secretary and Clerk

William T. Evers

Assistant Secretary and Assistant Clerk

Norton A. Goss, II

Vice President & Chief Compliance Officer

Michael L. Gentile

Vice President

John E. Coleman

Vice President

Imants Sakson

Vice President

Nancy C. Atherton

Tax Officer

------------------------------

*    The principal business address of all directors and officers of the principal underwriter except Wolak, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.  The principal business address for Wolak is 112 Worcester Street, Wellesley Hills, MA 02481.

(b)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)

To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(e) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 24th day of April, 2003.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Depositor)

By: /s/ ROBERT C. SALIPANTE

Robert C. Salipante

President and Director

Attest:

/s/ EDWARD M. SHEA

Edward M. Shea

 Assistant Vice President &
Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE

TITLE

DATE

/s/ ROBERT C. SALIPANTE

President and Director

April 24, 2003

Robert C. Salipante

(Principal Executive Officer)

/s/ DAVEY S. SCOON

Vice President & Chief Administrative and Financial Officer & Treasurer

April 24, 2003

Davey S. Scoon

(Principal Financial and Accounting Officer)

/s/ EDWARD M. SHEA

Attorney-in-Fact for:

April 24, 2003

Edward M. Shea

C. James Prieur, Chairman and Director

Donald A. Stewart, Director

David D. Horn, Director

James A. McNulty, III, Director

S. Caesar Raboy, Director

William W. Stinson, Director

EXHIBIT INDEX

10(a)

Consent of Independent Auditors

10(b)

Representation of Counsel pursuant to Rule 485(b)*

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